CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
8,203	ACTIVISION BLIZZARD, INC.	$ 304,245	657,142
5,817	ALPHABET, INC., CLASS A(b)	4,395,006	16,179,113
3,137	ALPHABET, INC., CLASS C(b)	1,537,845	8,761,610
8,300	ALTICE U.S.A., INC., CLASS A(b)	93,754	103,584
138,766	AT&T, INC.	3,132,373	3,279,041
400	CABLE ONE, INC.	259,965	585,696
229	CHARTER COMMUNICATIONS, INC., CLASS A(b)	114,915	124,924
3,718	CINEMARK HOLDINGS, INC.(b)	43,220	64,247
75,795	COMCAST CORP., CLASS A	1,471,267	3,548,722
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	39,918
11,266	ELECTRONIC ARTS, INC.	280,102	1,425,262
3,921	FOX CORP., CLASS A	144,749	154,683
900	IAC/INTERACTIVECORP(b)	90,153	90,252
32,756	INTERPUBLIC GROUP OF (THE) COS., INC.	1,091,868	1,161,200
1,887	LIBERTY BROADBAND CORP., CLASS C(b)	205,365	255,349
3,857	LIBERTY GLOBAL PLC, CLASS A(b)(c)	29,803	98,392
3,674	LIBERTY GLOBAL PLC, CLASS C(b)(c)	29,018	95,193
1,700	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS A(b)	92,069	107,321
2,300	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	72,270	160,632
2,900	LIBERTY MEDIA CORP.-LIBERTY SIRIUSXM, CLASS C(b)	129,297	132,617
1,596	LIVE NATION ENTERTAINMENT, INC.(b)	151,807	187,753
153,732	LUMEN TECHNOLOGIES, INC.	1,623,879	1,732,560
3,249	MATCH GROUP, INC.(b)	196,406	353,296
23,606	META PLATFORMS, INC., CLASS A(b)	656,726	5,249,030
2,818	NETFLIX, INC.(b)	915,934	1,055,595
2,100	NEW YORK TIMES (THE) CO., CLASS A	94,872	96,264
5,875	NEWS CORP., CLASS A	81,999	130,131
700	NEXSTAR MEDIA GROUP, INC., CLASS A	44,492	131,936
21,644	OMNICOM GROUP, INC.	1,594,613	1,837,143
7,101	PARAMOUNT GLOBAL, CLASS B	221,877	268,489
20,400	PINTEREST, INC., CLASS A(b)	494,483	502,044
17,850	SIRIUS XM HOLDINGS, INC.	106,684	118,167
1,519	SPOTIFY TECHNOLOGY S.A.(b)(c)	192,460	229,399
10,237	T-MOBILE U.S., INC.(b)	444,022	1,313,919
9,100	TWITTER, INC.(b)	211,376	352,079
67,275	VERIZON COMMUNICATIONS, INC.	2,992,841	3,426,988
26,518	WALT DISNEY (THE) CO.(b)	663,325	3,637,209
1,800	WORLD WRESTLING ENTERTAINMENT, INC., CLASS A	94,946	112,392
		24,321,076	57,759,292	6.92%
Consumer Discretionary:
11,607	ADT, INC.	43,924	88,097
1,500	ADVANCE AUTO PARTS, INC.	53,558	310,440
5,478	AMAZON.COM, INC.(b)	6,749,518	17,858,006
3,200	APTIV PLC(b)(c)	403,965	383,072
2,400	ARAMARK	47,393	90,240
1,100	AUTOLIV, INC.(c)	13,982	84,084
10,527	AUTONATION, INC.(b)	276,573	1,048,279
1,992	AUTOZONE, INC.(b)	2,902,314	4,072,803
23,951	BATH & BODY WORKS, INC.	1,065,626	1,144,858
12,025	BEST BUY CO., INC.	500,276	1,093,072
1,400	BIG LOTS, INC.	15,477	48,440
688	BOOKING HOLDINGS, INC.(b)	1,078,143	1,615,734
7,742	BORGWARNER, INC.	164,658	301,164
1,876	BOYD GAMING CORP.	110,387	123,403
628	BURLINGTON STORES, INC.(b)	68,198	114,403
1,800	CAPRI HOLDINGS LTD.(b)(c)	98,474	92,502
1,568	CARMAX, INC.(b)	22,540	151,281
5,212	CARNIVAL CORP.(b)	85,074	105,387
3,100	CHEGG, INC.(b)	98,662	112,468
500	CHIPOTLE MEXICAN GRILL, INC.(b)	696,152	791,015
500	CHURCHILL DOWNS, INC.	108,210	110,890
3,928	D.R. HORTON, INC.	18,835	292,675
1,200	DARDEN RESTAURANTS, INC.	42,285	159,540
400	DECKERS OUTDOOR CORP.(b)	110,220	109,508
1	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
1,600	DICK'S SPORTING GOODS, INC.	$ 35,582	160,032
4,189	DOLLAR GENERAL CORP.	412,982	932,597
5,224	DOLLAR TREE, INC.(b)	52,773	836,624
1,100	DOMINO'S PIZZA, INC.	154,333	447,711
8,100	DOORDASH, INC., CLASS A(b)	807,983	949,239
7,300	DRAFTKINGS, INC., CLASS A(b)	159,866	142,131
18,679	EBAY, INC.	458,220	1,069,560
1,600	ETSY, INC.(b)	213,156	198,848
632	EXPEDIA GROUP, INC.(b)	48,603	123,663
1,159	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	47,049	93,879
23,979	FOOT LOCKER, INC.	635,528	711,217
317,688	FORD MOTOR CO.	4,551,464	5,372,104
1,300	FRONTDOOR, INC.(b)	30,172	38,805
5,273	GARMIN LTD.(c)	188,068	625,431
9,200	GENERAL MOTORS CO.(b)	403,289	402,408
15,000	GENTEX CORP.	106,860	437,550
3,450	GENUINE PARTS CO.	102,424	434,769
11,480	HANESBRANDS, INC.	95,275	170,937
926	HASBRO, INC.	59,748	75,858
3,135	HILTON WORLDWIDE HOLDINGS, INC.(b)	309,649	475,705
17,266	HOME DEPOT (THE), INC.	3,000,655	5,168,232
1,239	HYATT HOTELS CORP., CLASS A(b)	106,156	118,263
30,218	INTERNATIONAL GAME TECHNOLOGY PLC	166,289	745,780
6,950	KOHL'S CORP.	55,508	420,197
2,835	LAS VEGAS SANDS CORP.(b)	32,918	110,196
2,900	LENNAR CORP., CLASS A	37,613	235,393
58	LENNAR CORP., CLASS B	652	3,964
25,712	LKQ CORP.	858,102	1,167,582
7,346	LOWE'S COS., INC.	1,408,571	1,485,288
4,767	LULULEMON ATHLETICA, INC.(b)(c)	606,562	1,741,051
3,281	MARRIOTT INTERNATIONAL, INC., CLASS A(b)	114,845	576,636
426	MARRIOTT VACATIONS WORLDWIDE CORP.	59,705	67,180
4,100	MATTEL, INC.(b)	96,129	91,061
10,620	MCDONALD'S CORP.	433,348	2,626,114
23,829	MGM RESORTS INTERNATIONAL	807,687	999,388
600	MOHAWK INDUSTRIES, INC.(b)	26,796	74,520
4,915	NEWELL BRANDS, INC.	52,223	105,230
9,967	NIKE, INC., CLASS B	218,900	1,341,159
4,273	NORDSTROM, INC.	44,949	115,841
103	NVR, INC.(b)	133,164	460,129
2,676	O'REILLY AUTOMOTIVE, INC.(b)	1,226,951	1,832,953
4,500	PELOTON INTERACTIVE, INC., CLASS A(b)	156,775	118,890
2,100	PENN NATIONAL GAMING, INC.(b)	94,032	89,082
4,707	PENSKE AUTOMOTIVE GROUP, INC.	191,281	441,140
1,283	PLANET FITNESS, INC., CLASS A(b)	75,858	108,388
370	POOL CORP.	34,226	156,454
50,505	PULTEGROUP, INC.	1,830,668	2,116,159
2,342	PVH CORP.	101,514	179,421
6,400	QUANTUMSCAPE CORP.(b)	100,453	127,936
178,249	QURATE RETAIL, INC., CLASS A	881,375	848,465
1,500	RALPH LAUREN CORP.	31,320	170,160
300	RH(b)	115,347	97,827
6,243	ROSS STORES, INC.	394,268	564,742
2,530	ROYAL CARIBBEAN CRUISES LTD.(b)	64,510	211,963
3,108	SIX FLAGS ENTERTAINMENT CORP.(b)	46,765	135,198
2,400	SKECHERS U.S.A, INC., CLASS A(b)	93,737	97,824
23,500	STARBUCKS CORP.	154,545	2,137,795
11,726	TAPESTRY, INC.	299,273	435,621
13,540	TARGET CORP.	1,401,672	2,873,459
12,494	TESLA, INC.(b)	5,430,761	13,463,534
1,900	THOR INDUSTRIES, INC.	22,316	149,530
20,188	TJX (THE) COS., INC.	86,033	1,222,989
500	TRACTOR SUPPLY CO.	90,114	116,685
25,121	TRAVEL + LEISURE CO.	582,478	1,455,511
700	ULTA BEAUTY, INC.(b)	244,098	278,754
5,700	UNDER ARMOUR, INC., CLASS A(b)	96,876	97,014
300	VAIL RESORTS, INC.	80,355	78,081
2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
7,200	VF CORP.	$ 104,698	409,392
1,300	VICTORIA'S SECRET & CO.(b)	66,753	66,768
32,200	VROOM, INC.(b)	158,298	85,652
800	WAYFAIR, INC., CLASS A(b)	95,328	88,624
3,000	WENDY'S (THE) CO.	43,280	65,910
6,441	WHIRLPOOL CORP.	632,036	1,112,876
18,351	WILLIAMS-SONOMA, INC.	2,900,299	2,660,895
1,461	WYNDHAM HOTELS & RESORTS, INC.	51,428	123,732
1,554	WYNN RESORTS LTD.(b)	31,066	123,916
1,600	YETI HOLDINGS, INC.(b)	105,444	95,968
2,500	YUM CHINA HOLDINGS, INC.(c)	107,962	103,850
		50,132,433	96,196,791	11.53%
Consumer Staples:
64,354	ALTRIA GROUP, INC.	3,177,345	3,362,497
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	929,678
888	BELLRING BRANDS, INC.(b)	13,807	20,482
2,400	BEYOND MEAT, INC.(b)	105,521	115,944
300	BOSTON BEER (THE) CO., INC., CLASS A(b)	111,921	116,541
1,614	BUNGE LTD.	146,274	178,847
27,153	CHURCH & DWIGHT CO., INC.	1,909,538	2,698,465
800	CLOROX (THE) CO.	105,256	111,224
69,273	COCA-COLA (THE) CO.	1,573,449	4,294,926
1,280	COLGATE-PALMOLIVE CO.	36,019	97,062
3,000	CONAGRA BRANDS, INC.	62,669	100,710
1,823	CONSTELLATION BRANDS, INC., CLASS A	251,171	419,873
5,869	COSTCO WHOLESALE CORP.	1,192,628	3,379,664
1,600	DARLING INGREDIENTS, INC.(b)	102,746	128,608
4,090	ESTEE LAUDER (THE) COS., INC., CLASS A	1,008,497	1,113,789
12,400	GENERAL MILLS, INC.	277,055	839,728
5,300	HERBALIFE NUTRITION LTD.(b)	36,401	160,908
1,642	HERSHEY (THE) CO.	60,568	355,706
4,800	HORMEL FOODS CORP.	43,206	247,392
1,700	INGREDION, INC.	48,104	148,155
5,439	J M SMUCKER (THE) CO.	532,315	736,495
4,616	KEURIG DR. PEPPER, INC.	75,370	174,946
1,550	KIMBERLY-CLARK CORP.	69,760	190,898
3,905	KRAFT HEINZ (THE) CO.	33,329	153,818
87,423	KROGER (THE) CO.	2,311,788	5,015,458
1,833	LAMB WESTON HOLDINGS, INC.	73,271	109,815
2,900	MCCORMICK & CO., INC. (NON VOTING)	166,871	289,420
3,338	MOLSON COORS BEVERAGE CO., CLASS B	135,736	178,182
8,369	MONDELEZ INTERNATIONAL, INC., CLASS A	181,629	525,406
5,090	MONSTER BEVERAGE CORP.(b)	220,817	406,691
6,200	OLAPLEX HOLDINGS, INC.(b)	94,462	96,906
30,992	PEPSICO, INC.	2,890,330	5,187,441
17,066	PHILIP MORRIS INTERNATIONAL, INC.	1,146,486	1,603,180
700	POST HOLDINGS, INC.(b)	29,613	48,482
34,896	PROCTER & GAMBLE (THE) CO.	1,210,185	5,332,109
3,889	REYNOLDS CONSUMER PRODUCTS, INC.	109,412	114,103
7,500	SYSCO CORP.	115,506	612,375
44,703	TYSON FOODS, INC., CLASS A	3,005,818	4,006,730
2,700	US FOODS HOLDING CORP.(b)	45,757	101,601
16,150	WALGREENS BOOTS ALLIANCE, INC.	185,200	723,036
22,318	WALMART, INC.	2,235,323	3,323,597
		25,319,771	47,750,888	5.72%
Energy:
11,201	ANTERO MIDSTREAM CORP.	97,676	121,755
61,430	APA CORP.	1,793,360	2,538,902
26,361	BAKER HUGHES CO.	763,605	959,804
2,700	CHENIERE ENERGY, INC.	117,368	374,355
41,420	CHEVRON CORP.	2,699,709	6,744,419
42,851	CONOCOPHILLIPS	1,512,114	4,285,100
2,000	CONTINENTAL RESOURCES, INC.	20,765	122,660
67,604	COTERRA ENERGY, INC.	1,115,489	1,823,280
46,088	DEVON ENERGY CORP.	2,016,168	2,725,183
10,965	DT MIDSTREAM, INC.	496,443	594,961
9,794	ENBRIDGE, INC.(c)	137,797	451,405
3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
18,326	EOG RESOURCES, INC.	$ 1,169,569	2,185,009
66,967	EXXON MOBIL CORP.	3,950,824	5,530,804
6,700	HALLIBURTON CO.	139,466	253,729
3,100	HELMERICH & PAYNE, INC.	39,003	132,618
2,600	HESS CORP.	90,342	278,304
43,357	HF SINCLAIR CORP.(b)	1,484,722	1,727,776
40,683	KINDER MORGAN, INC.	555,748	769,316
9,400	MARATHON OIL CORP.	110,346	236,034
7,485	MARATHON PETROLEUM CORP.	476,111	639,967
1,472	NOV, INC.	19,701	28,866
7,856	OCCIDENTAL PETROLEUM CORP.	136,451	445,749
6,531	ONEOK, INC.	188,069	461,285
20,798	OVINTIV, INC.	1,051,719	1,124,548
6,900	PBF ENERGY, INC., CLASS A(b)	45,787	168,153
4,300	PHILLIPS 66	276,945	371,477
3,156	PIONEER NATURAL RESOURCES CO.	417,339	789,095
15,084	SCHLUMBERGER N.V.	285,866	623,120
2,600	TARGA RESOURCES CORP.	110,451	196,222
8,779	VALERO ENERGY CORP.	304,690	891,420
11,600	WILLIAMS (THE) COS., INC.	130,479	387,556
		21,754,122	37,982,872	4.55%
Financials:
7,700	AFLAC, INC.	422,568	495,803
500	ALLEGHANY CORP.(b)	140,685	423,500
12,580	ALLSTATE (THE) CORP.	597,461	1,742,456
7,633	AMERICAN EXPRESS CO.	771,110	1,427,371
2,208	AMERICAN FINANCIAL GROUP, INC.	135,743	321,529
51,402	AMERICAN INTERNATIONAL GROUP, INC.	2,892,536	3,226,504
9,391	AMERIPRISE FINANCIAL, INC.	778,901	2,820,681
13,600	ANNALY CAPITAL MANAGEMENT, INC.	71,511	95,744
2,648	AON PLC, CLASS A	434,656	862,268
3,508	APOLLO GLOBAL MANAGEMENT, INC.	197,176	217,461
15,811	ARCH CAPITAL GROUP LTD.(b)(c)	307,170	765,569
1,700	ARES MANAGEMENT CORP., CLASS A	115,495	138,091
2,300	ARTHUR J. GALLAGHER & CO.	80,002	401,580
5,000	ASSURANT, INC.	234,043	909,150
1,000	AXIS CAPITAL HOLDINGS LTD.(c)	28,371	60,470
126,629	BANK OF AMERICA CORP.	1,613,381	5,219,647
45,950	BANK OF NEW YORK MELLON (THE) CORP.	2,123,580	2,280,499
29,551	BERKSHIRE HATHAWAY, INC., CLASS B(b)	4,553,482	10,428,843
700	BLACKROCK, INC.	511,784	534,919
15,771	BLACKSTONE, INC.	1,512,403	2,001,971
2,000	BRIGHTHOUSE FINANCIAL, INC.(b)	48,875	103,320
1,700	BROWN & BROWN, INC.	88,516	122,859
620	CANNAE HOLDINGS, INC.(b)	2,893	14,830
14,384	CAPITAL ONE FINANCIAL CORP.	1,152,486	1,888,475
2,200	CARLYLE GROUP (THE), INC.	89,314	107,602
18,008	CHARLES SCHWAB (THE) CORP.	196,582	1,518,254
5,185	CHUBB LTD.(c)	608,428	1,109,072
10,290	CINCINNATI FINANCIAL CORP.	1,240,891	1,399,028
123,861	CITIGROUP, INC.	6,894,668	6,614,177
7,030	CITIZENS FINANCIAL GROUP, INC.	131,016	318,670
3,826	CME GROUP, INC.	637,058	910,052
1,700	COMERICA, INC.	120,365	153,731
500	CREDIT ACCEPTANCE CORP.(b)	86,421	275,185
8,202	DISCOVER FINANCIAL SERVICES	125,376	903,778
1,771	EVEREST RE GROUP LTD.(c)	444,973	533,744
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	255,478
2,163	FIDELITY NATIONAL FINANCIAL, INC.	29,212	105,641
10,565	FIFTH THIRD BANCORP	109,297	454,718
3,582	FIRST AMERICAN FINANCIAL CORP.	223,624	232,185
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	266,240
1,961	FIRST HAWAIIAN, INC.	51,749	54,692
30,500	FIRST HORIZON CORP.	193,065	716,445
7,610	GOLDMAN SACHS GROUP (THE), INC.	814,108	2,512,061
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	448,560
4,100	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	88,728	294,421
4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
43,846	HUNTINGTON BANCSHARES, INC.	$ 221,602	641,029
6,405	INTERCONTINENTAL EXCHANGE, INC.	678,883	846,229
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	556,923
47,492	JPMORGAN CHASE & CO.	1,723,282	6,474,109
66,671	KEYCORP	1,284,231	1,492,097
4,900	LEMONADE, INC.(b)	106,556	129,213
1,500	LINCOLN NATIONAL CORP.	92,698	98,040
6,278	LPL FINANCIAL HOLDINGS, INC.	919,042	1,146,865
1,598	M&T BANK CORP.	234,364	270,861
200	MARKEL CORP.(b)	67,789	295,048
5,684	MARSH & MCLENNAN COS., INC.	240,120	968,667
1,300	MERCURY GENERAL CORP.	38,019	71,500
5,791	METLIFE, INC.	204,731	406,991
6,600	MGIC INVESTMENT CORP.	91,778	89,430
1,900	MOODY'S CORP.	630,856	641,079
34,252	MORGAN STANLEY	792,479	2,993,625
300	MORNINGSTAR, INC.	76,671	81,951
900	MSCI, INC.	443,673	452,592
5,800	NASDAQ, INC.	237,807	1,033,560
800	NORTHERN TRUST CORP.	83,280	93,160
2,326	ONEMAIN HOLDINGS, INC.	40,168	110,276
2,485	PACWEST BANCORP	28,898	107,178
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,312,177
16,845	POPULAR, INC.	570,145	1,376,910
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	132,138
14,736	PROGRESSIVE (THE) CORP.	949,794	1,679,757
9,286	PRUDENTIAL FINANCIAL, INC.	582,046	1,097,327
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	115,406
15,539	REGIONS FINANCIAL CORP.	152,694	345,898
1,500	RENAISSANCERE HOLDINGS LTD.(c)	179,702	237,765
3,542	S&P GLOBAL, INC.	1,326,510	1,452,812
7,500	SEI INVESTMENTS CO.	108,537	451,575
300	SIGNATURE BANK	83,388	88,047
13,752	SLM CORP.	79,821	252,487
614	STATE STREET CORP.	33,826	53,492
48,997	SYNCHRONY FINANCIAL	1,089,720	1,705,586
3,657	SYNOVUS FINANCIAL CORP.	49,372	179,193
3,549	T. ROWE PRICE GROUP, INC.	106,978	536,573
8,194	TRAVELERS (THE) COS., INC.	654,764	1,497,290
16,694	TRUIST FINANCIAL CORP.	451,121	946,550
16,200	TWO HARBORS INVESTMENT CORP.	62,304	89,586
10,504	UNUM GROUP	307,328	330,981
900	UPSTART HOLDINGS, INC.(b)	96,264	98,181
17,585	US BANCORP	318,503	934,643
33,620	VIRTU FINANCIAL, INC., CLASS A	794,622	1,251,336
11,782	W R BERKLEY CORP.	230,563	784,597
1,800	WASHINGTON FEDERAL, INC.	23,535	59,076
2,037	WEBSTER FINANCIAL CORP.	98,445	114,316
63,786	WELLS FARGO & CO.	1,434,983	3,091,070
2,568	WESTERN ALLIANCE BANCORP	59,789	212,682
2,600	ZIONS BANCORP N.A.	49,361	170,456
		50,014,255	95,285,604	11.42%
Health Care:
18,834	ABBOTT LABORATORIES	937,910	2,229,192
36,316	ABBVIE, INC.	3,184,924	5,887,187
400	ABIOMED, INC.(b)	75,744	132,496
1,457	AGILENT TECHNOLOGIES, INC.	63,335	192,805
2,178	ALIGN TECHNOLOGY, INC.(b)	529,869	949,608
1,294	ALNYLAM PHARMACEUTICALS, INC.(b)	199,504	211,297
800	AMEDISYS, INC.(b)	108,080	137,832
5,700	AMERISOURCEBERGEN CORP.	95,209	881,847
19,907	AMGEN, INC.	3,925,044	4,813,911
10,728	ANTHEM, INC.	2,785,821	5,269,808
5,327	ASTRAZENECA PLC ADR(c)(d)	290,151	353,393
193	AVANOS MEDICAL, INC.(b)	3,014	6,466
3,700	AVANTOR, INC.(b)	41,168	125,134
9,690	BAXTER INTERNATIONAL, INC.	493,934	751,363
5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
3,565	BECTON DICKINSON AND CO.	$ 424,225	948,290
427	BIOGEN, INC.(b)	107,221	89,926
597	BIO-RAD LABORATORIES, INC., CLASS A(b)	278,977	336,248
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,452,712
61,768	BRISTOL-MYERS SQUIBB CO.	3,313,339	4,510,917
2,145	BRUKER CORP.	43,219	137,924
2,312	CARDINAL HEALTH, INC.	88,307	131,090
1,500	CATALENT, INC.(b)	72,508	166,350
9,743	CENTENE CORP.(b)	557,413	820,263
3,600	CERNER CORP.	40,604	336,816
241	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	31,337	68,437
4,561	CIGNA CORP.	510,480	1,092,861
200	COOPER (THE) COS., INC.	50,902	83,518
23,230	CVS HEALTH CORP.	1,312,838	2,351,108
9,229	DANAHER CORP.	272,153	2,707,143
5,332	DENTSPLY SIRONA, INC.	141,306	262,441
1,700	DEXCOM, INC.(b)	171,947	869,720
11,720	EDWARDS LIFESCIENCES CORP.(b)	161,444	1,379,678
3,800	ELANCO ANIMAL HEALTH, INC.(b)	74,580	99,142
12,924	ELI LILLY & CO.	1,231,113	3,701,046
17,117	GILEAD SCIENCES, INC.	144,409	1,017,606
3,573	HCA HEALTHCARE, INC.	626,622	895,465
3,800	HENRY SCHEIN, INC.(b)	67,547	331,322
74,093	HOLOGIC, INC.(b)	5,050,214	5,691,824
7,825	HORIZON THERAPEUTICS PLC(b)	252,398	823,268
1,859	HUMANA, INC.	685,141	808,981
4,338	IDEXX LABORATORIES, INC.(b)	928,430	2,373,146
2,300	ILLUMINA, INC.(b)	98,233	803,620
2,271	INCYTE CORP.(b)	145,007	180,363
700	INSULET CORP.(b)	167,055	186,473
5,486	INTUITIVE SURGICAL, INC.(b)	879,860	1,655,016
3,900	IONIS PHARMACEUTICALS, INC.(b)	107,793	144,456
5,634	IQVIA HOLDINGS, INC.(b)	560,732	1,302,637
38,614	JOHNSON & JOHNSON	3,853,839	6,843,559
5,653	LABORATORY CORP. OF AMERICA HOLDINGS(b)	1,365,199	1,490,470
2,400	MARAVAI LIFESCIENCES HOLDINGS, INC., CLASS A(b)	94,937	84,648
10,966	MCKESSON CORP.	1,767,786	3,357,022
15,600	MEDTRONIC PLC(c)	1,500,440	1,730,820
39,478	MERCK & CO., INC.	1,057,231	3,239,170
1,117	METTLER-TOLEDO INTERNATIONAL, INC.(b)	109,592	1,533,853
10,927	MODERNA, INC.(b)	1,670,505	1,882,285
1,172	MOLINA HEALTHCARE, INC.(b)	198,227	390,967
1,200	NEUROCRINE BIOSCIENCES, INC.(b)	95,915	112,500
1,200	NOVAVAX, INC.(b)	92,999	88,380
1,400	NOVOCURE LTD.(b)(c)	100,252	115,990
8,872	ORGANON & CO.	196,730	309,899
400	PENUMBRA, INC.(b)	63,679	88,852
480	PERKINELMER, INC.	73,171	83,741
117,920	PFIZER, INC.	4,099,393	6,104,718
2,000	QIAGEN N.V.(b)(c)	83,380	98,000
6,616	QUEST DIAGNOSTICS, INC.	960,603	905,466
14,025	QUIDEL CORP.(b)	1,485,473	1,577,252
1,178	REGENERON PHARMACEUTICALS, INC.(b)	601,280	822,739
518	REPLIGEN CORP.(b)	69,241	97,431
4,791	RESMED, INC.	129,046	1,161,865
2,700	ROYALTY PHARMA PLC, CLASS A	100,270	105,192
1,500	SEAGEN, INC.(b)	212,622	216,075
400	STERIS PLC	80,548	96,708
3,700	STRYKER CORP.	924,061	989,195
4,700	TELADOC HEALTH, INC.(b)	330,364	339,011
1,800	TELEFLEX, INC.	195,858	638,694
4,520	THERMO FISHER SCIENTIFIC, INC.	1,430,221	2,669,738
1,400	ULTRAGENYX PHARMACEUTICAL, INC.(b)	94,876	101,668
6,118	UNITED THERAPEUTICS CORP.(b)	616,285	1,097,630
17,148	UNITEDHEALTH GROUP, INC.	3,041,359	8,744,966
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	295,118
1,880	VAREX IMAGING CORP.(b)	19,829	40,025
6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
1,000	VEEVA SYSTEMS, INC., CLASS A(b)	$ 116,442	212,460
3,000	VERTEX PHARMACEUTICALS, INC.(b)	439,107	782,910
13,999	VIATRIS, INC.	124,917	152,309
6,468	WATERS CORP.(b)	908,449	2,007,603
800	WEST PHARMACEUTICAL SERVICES, INC.	267,307	328,568
3,374	ZIMMER BIOMET HOLDINGS, INC.	135,863	431,535
337	ZIMVIE, INC.(b)	4,179	7,697
5,047	ZOETIS, INC.	802,332	951,814
		61,065,850	112,030,689	13.43%
Industrials:
9,273	3M CO.	870,036	1,380,564
923	ACCO BRANDS CORP.	3,137	7,384
3,338	ACUITY BRANDS, INC.	362,545	631,883
5,973	AGCO CORP.	421,122	872,237
8,255	AIR LEASE CORP.	219,583	368,586
2,000	ALASKA AIR GROUP, INC.(b)	87,395	116,020
1,533	ALLEGION PLC(c)	40,913	168,293
5,175	AMETEK, INC.	73,221	689,207
3,387	BOEING (THE) CO.(b)	231,093	648,611
9,993	BOOZ ALLEN HAMILTON HOLDING CORP.	331,898	877,785
2,400	BUILDERS FIRSTSOURCE, INC.(b)	113,609	154,896
1,200	BWX TECHNOLOGIES, INC.	54,215	64,632
1,200	C.H. ROBINSON WORLDWIDE, INC.	108,946	129,252
1,436	CACI INTERNATIONAL, INC., CLASS A(b)	305,354	432,609
865	CANADIAN PACIFIC RAILWAY LTD.(c)	60,221	71,397
796	CARLISLE COS., INC.	69,242	195,752
10,640	CARRIER GLOBAL CORP.	57,007	488,057
10,504	CATERPILLAR, INC.	272,491	2,340,501
4,200	CINTAS CORP.	616,293	1,786,638
12,400	COPART, INC.(b)	1,323,498	1,555,828
3,700	COSTAR GROUP, INC.(b)	228,077	246,457
3,448	CRANE CO.	58,141	373,349
37,872	CSX CORP.	901,045	1,418,306
11,374	CUMMINS, INC.	1,918,292	2,332,921
5,993	DEERE & CO.	168,293	2,489,852
9,240	DELTA AIR LINES, INC.(b)	94,777	365,627
1,525	DOVER CORP.	32,899	239,273
17,258	EATON CORP. PLC	593,961	2,619,074
600	EQUIFAX, INC.	138,213	142,260
2,373	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	180,258	244,799
2,400	FASTENAL CO.	128,397	142,560
2,824	FEDEX CORP.	323,310	653,445
3,325	FORTIVE CORP.	36,012	202,592
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	319,404
1,400	GATX CORP.	24,276	172,662
800	GENERAC HOLDINGS, INC.(b)	227,552	237,808
2,926	GENERAL DYNAMICS CORP.	537,949	705,693
16,664	GENERAL ELECTRIC CO.	1,369,106	1,524,756
20,900	GRAFTECH INTERNATIONAL LTD.	154,560	201,058
1,200	GXO LOGISTICS, INC.(b)	83,487	85,608
875	HEICO CORP.	61,334	134,348
2,156	HEICO CORP., CLASS A	109,365	273,445
11,935	HONEYWELL INTERNATIONAL, INC.	896,739	2,322,312
25,039	HOWMET AEROSPACE, INC.	299,194	899,902
1,200	HUBBELL, INC.	43,310	220,524
535	HUNTINGTON INGALLS INDUSTRIES, INC.	18,067	106,700
2,200	IAA, INC.(b)	77,369	84,150
2,271	IDEX CORP.	140,770	435,419
4,824	ILLINOIS TOOL WORKS, INC.	155,812	1,010,146
2,382	INGERSOLL RAND, INC.	18,866	119,934
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	202,305
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	421,659
7,951	JOHNSON CONTROLS INTERNATIONAL PLC	225,327	521,347
1,800	KIRBY CORP.(b)	101,589	129,942
3,118	KNIGHT-SWIFT TRANSPORTATION HOLDINGS, INC.	134,794	157,334
12,464	L3HARRIS TECHNOLOGIES, INC.	1,891,813	3,096,930
588	LEIDOS HOLDINGS, INC.	24,832	63,516
7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	$ 28,970	192,934
2,800	LOCKHEED MARTIN CORP.	1,019,114	1,235,920
2,500	LYFT, INC., CLASS A(b)	79,696	96,000
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	18,096
2,475	MANPOWERGROUP, INC.	81,957	232,452
40,193	MASCO CORP.	1,633,595	2,049,843
2,295	MERCURY SYSTEMS, INC.(b)	107,397	147,913
3,039	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	189,928	258,953
311	NORDSON CORP.	30,814	70,622
677	NORFOLK SOUTHERN CORP.	12,958	193,094
13,371	NORTHROP GRUMMAN CORP.	3,893,398	5,979,779
2,519	NVENT ELECTRIC PLC(c)	24,113	87,611
9,982	OLD DOMINION FREIGHT LINE, INC.	2,644,048	2,981,424
3,500	OSHKOSH CORP.	60,585	352,275
5,320	OTIS WORLDWIDE CORP.	90,693	409,374
1,100	OWENS CORNING	22,578	100,650
389	PACCAR, INC.	9,819	34,259
4,628	PARKER-HANNIFIN CORP.	350,966	1,313,241
2,519	PENTAIR PLC(c)	49,295	136,555
6,000	PLUG POWER, INC.(b)	144,035	171,660
16,364	QUANTA SERVICES, INC.	1,171,915	2,153,666
15,828	RAYTHEON TECHNOLOGIES CORP.	461,980	1,568,080
12,257	REPUBLIC SERVICES, INC.	732,074	1,624,052
28,696	ROBERT HALF INTERNATIONAL, INC.	3,258,706	3,276,509
9,420	ROLLINS, INC.	221,629	330,171
1,115	ROPER TECHNOLOGIES, INC.	296,797	526,536
2,534	RYDER SYSTEM, INC.	187,032	201,022
8,965	SCHNEIDER NATIONAL, INC., CLASS B	216,031	228,608
700	SNAP-ON, INC.	17,991	143,836
7,600	SOUTHWEST AIRLINES CO.(b)	68,444	348,080
2,436	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	63,991	119,096
2,557	STANLEY BLACK & DECKER, INC.	72,048	357,443
600	STERICYCLE, INC.(b)	18,858	35,352
4,000	SUNRUN, INC.(b)	95,985	121,480
1,400	TEXTRON, INC.	92,538	104,132
11,246	TIMKEN (THE) CO.	499,847	682,632
1,596	TORO (THE) CO.	76,510	136,442
10,505	TRANE TECHNOLOGIES PLC(c)	490,333	1,604,113
607	TRANSDIGM GROUP, INC.(b)	317,685	395,485
19,000	UBER TECHNOLOGIES, INC.(b)	613,181	677,920
16,431	UNION PACIFIC CORP.	3,084,947	4,489,114
2,328	UNITED AIRLINES HOLDINGS, INC.(b)	55,736	107,926
11,327	UNITED PARCEL SERVICE, INC., CLASS B	1,599,061	2,429,188
3,760	UNITED RENTALS, INC.(b)	390,791	1,335,590
1,494	VERISK ANALYTICS, INC.	255,892	320,657
1	VERITIV CORP.(b)	8	134
35,488	VERTIV HOLDINGS CO.	464,710	496,832
12,600	VIRGIN GALACTIC HOLDINGS, INC.(b)	100,742	124,488
700	W.W. GRAINGER, INC.	30,601	361,053
975	WASTE CONNECTIONS, INC.	42,575	136,208
17,554	WASTE MANAGEMENT, INC.	879,219	2,782,309
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	115,404
1,600	XYLEM, INC.	30,618	136,416
		43,538,169	81,430,178	9.76%
Information Technology:
6,736	ACCENTURE PLC, CLASS A(c)	780,552	2,271,581
8,574	ADOBE, INC.(b)	1,611,647	3,906,486
32,972	ADVANCED MICRO DEVICES, INC.(b)	1,291,335	3,605,158
12,626	AKAMAI TECHNOLOGIES, INC.(b)	715,662	1,507,418
3,300	ALLEGRO MICROSYSTEMS, INC.(b)	93,741	93,720
1,154	ALLIANCE DATA SYSTEMS CORP.	41,444	64,797
2,000	ALTERYX, INC., CLASS A(b)	107,406	143,060
5,165	AMDOCS LTD.	288,581	424,615
1,400	AMPHENOL CORP., CLASS A	95,700	105,490
4,449	ANALOG DEVICES, INC.	90,940	734,886
2,400	ANAPLAN, INC.(b)	96,076	156,120
1,300	ANSYS, INC.(b)	61,218	412,945
8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
258,150	APPLE, INC.	$ 7,822,546	45,075,572
15,172	APPLIED MATERIALS, INC.	1,392,285	1,999,670
2,900	ARISTA NETWORKS, INC.(b)	317,555	403,042
7,925	ARROW ELECTRONICS, INC.(b)	483,101	940,143
700	ASPEN TECHNOLOGY, INC.(b)	97,636	115,759
1,800	ATLASSIAN CORP. PLC, CLASS A(b)(c)	204,536	528,894
2,886	AUTODESK, INC.(b)	228,467	618,614
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,539,536
618	BILL.COM HOLDINGS, INC.(b)	100,157	140,156
7,371	BLACK KNIGHT, INC.(b)	272,636	427,444
5,100	BLOCK, INC.(b)	596,614	691,560
7,914	BROADCOM, INC.	2,963,018	4,983,288
3,513	BROADRIDGE FINANCIAL SOLUTIONS, INC.	121,627	547,009
5,300	C3.AI, INC., CLASS A(b)	102,321	120,310
13,500	CADENCE DESIGN SYSTEMS, INC.(b)	415,110	2,220,210
1,522	CDK GLOBAL, INC.	19,712	74,091
7,000	CDW CORP.	292,424	1,252,230
7,157	CERENCE, INC.(b)	169,819	258,368
1,600	CERIDIAN HCM HOLDING, INC.(b)	102,221	109,376
1,100	CIRRUS LOGIC, INC.(b)	93,280	93,269
83,584	CISCO SYSTEMS, INC.	2,553,461	4,660,644
1,400	CITRIX SYSTEMS, INC.	112,250	141,260
2,237	CLOUDFLARE, INC., CLASS A(b)	83,016	267,769
1,200	COGNEX CORP.	60,629	92,580
33,923	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	2,793,623	3,041,875
5,530	CONCENTRIX CORP.	409,573	921,077
15,600	CORNING, INC.	85,176	575,796
1,300	COUPA SOFTWARE, INC.(b)	102,711	132,119
1,018	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	102,626	231,167
3,230	DATADOG, INC., CLASS A(b)	337,606	489,248
85,801	DELL TECHNOLOGIES, INC., CLASS C(b)	4,040,748	4,306,352
1,300	DOCUSIGN, INC.(b)	102,896	139,256
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	156,440
4,300	DROPBOX, INC., CLASS A(b)	85,775	99,975
2,400	DYNATRACE, INC.(b)	102,161	113,040
1,600	ENPHASE ENERGY, INC.(b)	258,197	322,848
1,054	EPAM SYSTEMS, INC.(b)	191,316	312,627
300	EURONET WORLDWIDE, INC.(b)	25,458	39,045
3,800	EVERBRIDGE, INC.(b)	186,268	165,832
1,300	F5, INC.(b)	30,063	271,635
5,095	FAIR ISAAC CORP.(b)	2,408,074	2,376,614
6,100	FASTLY, INC., CLASS A(b)	91,536	106,018
12,900	FIDELITY NATIONAL INFORMATION SERVICES, INC.	533,669	1,295,418
1,300	FIRST SOLAR, INC.(b)	100,878	108,862
21,230	FISERV, INC.(b)	1,259,381	2,152,722
900	FLEETCOR TECHNOLOGIES, INC.(b)	187,016	224,154
5,623	FORTINET, INC.(b)	423,246	1,921,604
17,358	GARTNER, INC.(b)	4,632,778	5,163,311
2,200	GENPACT LTD.	90,194	95,722
4,812	GLOBAL PAYMENTS, INC.	436,026	658,474
1,400	GLOBALFOUNDRIES, INC.(b)	98,376	87,388
1,873	GODADDY, INC., CLASS A(b)	117,557	156,770
19,136	HEWLETT PACKARD ENTERPRISE CO.	106,964	319,763
215,746	HP, INC.	6,357,307	7,831,580
600	HUBSPOT, INC.(b)	268,902	284,964
34,240	INTEL CORP.	839,341	1,696,934
8,323	INTERNATIONAL BUSINESS MACHINES CORP.	775,594	1,082,156
3,500	INTUIT, INC.	75,843	1,682,940
13,175	JABIL, INC.	259,881	813,293
800	JACK HENRY & ASSOCIATES, INC.	146,960	157,640
16,976	JUNIPER NETWORKS, INC.	574,736	630,828
600	KEYSIGHT TECHNOLOGIES, INC.(b)	62,572	94,782
2,716	KLA CORP.	905,173	994,219
5,109	LAM RESEARCH CORP.	355,823	2,746,649
6,400	MANDIANT, INC.(b)	88,994	142,784
800	MANHATTAN ASSOCIATES, INC.(b)	108,392	110,968
5,831	MARVELL TECHNOLOGY, INC.	314,139	418,141
9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
16,778	MASTERCARD, INC., CLASS A	$ 4,682,738	5,996,122
8,368	MICROCHIP TECHNOLOGY, INC.	38,707	628,772
32,260	MICRON TECHNOLOGY, INC.	596,959	2,512,731
130,656	MICROSOFT CORP.	10,543,279	40,282,551
500	MKS INSTRUMENTS, INC.	32,310	75,000
500	MONOLITHIC POWER SYSTEMS, INC.	220,345	242,840
10,161	MOTOROLA SOLUTIONS, INC.	2,361,778	2,460,994
1,100	NETAPP, INC.	87,384	91,300
1,500	NEW RELIC, INC.(b)	79,392	100,320
22,781	NORTONLIFELOCK, INC.	207,695	604,152
4,000	NUTANIX, INC., CLASS A(b)	95,385	107,280
42,033	NVIDIA CORP.	2,946,697	11,469,124
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	707,931
1,597	OKTA, INC.(b)	180,600	241,083
29,178	ON SEMICONDUCTOR CORP.(b)	1,416,015	1,826,835
69,597	ORACLE CORP.	3,780,583	5,757,760
19,600	PALANTIR TECHNOLOGIES, INC., CLASS A(b)	231,770	269,108
1,000	PALO ALTO NETWORKS, INC.(b)	535,561	622,510
31,058	PAYCHEX, INC.	3,751,202	4,238,485
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	537,928
13,661	PAYPAL HOLDINGS, INC.(b)	1,250,437	1,579,895
14,143	PAYSAFE LTD.(b)(c)	49,982	47,945
1,100	PEGASYSTEMS, INC.	87,219	88,715
3,200	PTC, INC.(b)	170,474	344,704
4,600	PURE STORAGE, INC., CLASS A(b)	88,600	162,426
3,603	QORVO, INC.(b)	338,240	447,132
5,900	QUALCOMM, INC.	578,289	901,638
1,000	RINGCENTRAL, INC., CLASS A(b)	91,759	117,210
9,600	SABRE CORP.(b)	102,389	109,728
10,890	SALESFORCE.COM, INC.(b)	672,753	2,312,165
27,122	SEAGATE TECHNOLOGY HOLDINGS PLC	950,780	2,438,268
2,047	SERVICENOW, INC.(b)	266,183	1,139,954
2,100	SHIFT4 PAYMENTS, INC., CLASS A(b)	105,646	130,053
2,762	SKYWORKS SOLUTIONS, INC.	241,421	368,119
2,100	SMARTSHEET, INC., CLASS A(b)	103,467	115,038
1,825	SPLUNK, INC.(b)	200,207	271,213
1,938	SS&C TECHNOLOGIES HOLDINGS, INC.	86,602	145,389
48,730	STONECO LTD., CLASS A(b)(c)	656,661	570,141
5,300	SYNOPSYS, INC.(b)	438,338	1,766,331
4,757	TD SYNNEX CORP.	144,301	490,970
14,174	TERADATA CORP.(b)	608,873	698,636
4,600	TERADYNE, INC.	82,730	543,858
27,872	TEXAS INSTRUMENTS, INC.	942,644	5,113,955
4,600	THOUGHTWORKS HOLDING, INC.(b)	87,980	95,726
7,049	TRIMBLE, INC.(b)	94,849	508,515
1,900	TWILIO, INC., CLASS A(b)	273,785	313,139
400	TYLER TECHNOLOGIES, INC.(b)	164,664	177,956
2,100	UBIQUITI, INC.	357,603	611,436
700	UNIVERSAL DISPLAY CORP.	104,764	116,865
1,076	VERISIGN, INC.(b)	212,043	239,367
27,537	VISA, INC., CLASS A	3,613,551	6,106,880
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	152,880
4,127	VMWARE, INC., CLASS A	138,502	469,941
5,845	WESTERN DIGITAL CORP.(b)	90,457	290,204
500	WEX, INC.(b)	78,180	89,225
1,553	WOLFSPEED, INC.(b)	137,638	176,825
908	WORKDAY, INC., CLASS A(b)	124,632	217,430
2,685	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	397,763	1,110,785
1,298	ZENDESK, INC.(b)	79,093	156,136
2,600	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	367,531	304,798
700	ZSCALER, INC.(b)	136,262	168,896
		101,857,186	235,383,413	28.21%
Materials:
1,075	AIR PRODUCTS AND CHEMICALS, INC.	43,205	268,653
1,400	ALBEMARLE CORP.	46,362	309,610
13,770	AMCOR PLC(c)	60,200	156,014
700	ASHLAND GLOBAL HOLDINGS, INC.	12,006	68,887
10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
3,165	AVERY DENNISON CORP.	$ 207,899	550,615
3,600	BALL CORP.	296,693	324,000
1,532	CABOT CORP.	54,496	104,804
17,889	CELANESE CORP.	1,399,920	2,555,801
3,951	CF INDUSTRIES HOLDINGS, INC.	377,222	407,190
4,326	CHEMOURS (THE) CO.	79,947	136,182
8,562	CORTEVA, INC.	200,802	492,144
3,300	CROWN HOLDINGS, INC.	234,906	412,797
25,939	DOW, INC.	1,295,962	1,652,833
7,262	DUPONT DE NEMOURS, INC.	212,802	534,338
3,588	EASTMAN CHEMICAL CO.	99,135	402,071
3,191	ECOLAB, INC.	114,294	563,403
16,970	FREEPORT-MCMORAN, INC.	217,711	844,088
15,846	HUNTSMAN CORP.	249,978	594,383
721	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	75,067	94,689
38,587	INTERNATIONAL PAPER CO.	1,231,421	1,780,790
4,565	LINDE PLC(c)	902,324	1,458,198
16,576	LYONDELLBASELL INDUSTRIES N.V., CLASS A	1,129,097	1,704,344
700	MARTIN MARIETTA MATERIALS, INC.	27,965	269,423
1,500	MOSAIC (THE) CO.	86,367	99,750
7,500	NEWMONT CORP.	142,887	595,875
14,367	NUCOR CORP.	1,111,612	2,135,655
11,584	OLIN CORP.	601,502	605,612
1,060	PACKAGING CORP. OF AMERICA	86,803	165,477
5,172	PPG INDUSTRIES, INC.	123,888	677,894
13,348	RELIANCE STEEL & ALUMINUM CO.	1,419,220	2,447,356
600	ROYAL GOLD, INC.	22,314	84,768
2,400	RPM INTERNATIONAL, INC.	24,657	195,456
500	SCOTTS MIRACLE-GRO (THE) CO.	37,765	61,480
1,400	SEALED AIR CORP.	24,528	93,744
1,000	SHERWIN-WILLIAMS (THE) CO.	265,098	249,620
2,509	SILGAN HOLDINGS, INC.	89,461	115,991
3,600	SONOCO PRODUCTS CO.	74,519	225,216
81	SOUTHERN COPPER CORP.(c)	963	6,148
24,420	STEEL DYNAMICS, INC.	1,214,206	2,037,361
482	SYLVAMO CORP.(b)	16,515	16,041
16,467	UNITED STATES STEEL CORP.	392,852	621,465
4,392	VALVOLINE, INC.	24,184	138,612
2,100	VULCAN MATERIALS CO.	63,441	385,770
6,581	WESTLAKE CORP.	676,547	812,095
3,042	WESTROCK CO.	57,573	143,065
		15,126,316	27,599,708	3.31%
Real Estate:
2,329	ALEXANDRIA REAL ESTATE EQUITIES, INC.	148,222	468,711
3,552	AMERICAN HOMES 4 RENT, CLASS A	117,856	142,186
4,475	AMERICAN TOWER CORP.	545,240	1,124,209
3,700	AMERICOLD REALTY TRUST	97,926	103,156
3,708	APARTMENT INCOME REIT CORP.	136,847	198,230
1,234	AVALONBAY COMMUNITIES, INC.	136,628	306,489
9,403	BOSTON PROPERTIES, INC.	741,077	1,211,106
46,503	BRIXMOR PROPERTY GROUP, INC.	406,335	1,200,242
2,453	CAMDEN PROPERTY TRUST	173,456	407,689
4,700	CROWN CASTLE INTERNATIONAL CORP.	172,478	867,620
2,027	CUBESMART	52,679	105,465
3,057	DIGITAL REALTY TRUST, INC.	341,316	433,483
22,200	DIGITALBRIDGE GROUP, INC.(b)	41,188	159,840
5,200	DOUGLAS EMMETT, INC.	40,636	173,784
4,500	DUKE REALTY CORP.	173,215	261,270
315	EPR PROPERTIES	6,839	17,234
1,052	EQUINIX, INC.	200,679	780,184
1,600	EQUITY LIFESTYLE PROPERTIES, INC.	26,661	122,368
5,416	EQUITY RESIDENTIAL	174,162	487,007
675	ESSEX PROPERTY TRUST, INC.	73,174	233,199
1,600	EXTRA SPACE STORAGE, INC.	291,622	328,960
900	FEDERAL REALTY INVESTMENT TRUST	47,642	109,863
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,177	28,284
2,070	GAMING AND LEISURE PROPERTIES, INC.	56,535	97,145
11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
7,000	HEALTHPEAK PROPERTIES, INC.	$ 65,888	240,310
10,322	HOST HOTELS & RESORTS, INC.	73,962	200,556
678	HOWARD HUGHES (THE) CORP.(b)	20,502	70,248
6,000	INVITATION HOMES, INC.	224,375	241,080
3,300	IRON MOUNTAIN, INC.	152,933	182,853
400	JBG SMITH PROPERTIES	6,941	11,688
700	JONES LANG LASALLE, INC.(b)	39,951	167,622
7,172	KIMCO REALTY CORP.	71,156	177,148
2,178	LAMAR ADVERTISING CO., CLASS A	54,920	253,040
900	LIFE STORAGE, INC.	119,124	126,387
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	377,010
3,600	OMEGA HEALTHCARE INVESTORS, INC.	103,019	112,176
15,000	OPENDOOR TECHNOLOGIES, INC.(b)	148,961	129,750
3,700	OUTFRONT MEDIA, INC.	47,754	105,191
10,911	PROLOGIS, INC.	280,831	1,761,908
1,735	PUBLIC STORAGE	227,274	677,136
6,972	RAYONIER, INC.	74,591	286,689
4,002	REALTY INCOME CORP.	86,978	277,339
20,965	REGENCY CENTERS CORP.	1,229,351	1,495,643
1,780	REXFORD INDUSTRIAL REALTY, INC.	87,624	132,770
2,100	SBA COMMUNICATIONS CORP.	214,169	722,610
7,817	SIMON PROPERTY GROUP, INC.	896,766	1,028,404
1,466	SL GREEN REALTY CORP.	109,579	119,021
1,133	SUN COMMUNITIES, INC.	86,422	198,604
4,100	UDR, INC.	63,318	235,217
4,600	VENTAS, INC.	250,186	284,096
4,265	VICI PROPERTIES, INC.	53,467	121,382
2,400	VORNADO REALTY TRUST	100,937	108,768
5,000	WELLTOWER, INC.	396,792	480,700
113,323	WEYERHAEUSER CO.	4,037,955	4,294,942
1,800	WP CAREY, INC.	137,154	145,512
		13,806,168	24,133,524	2.89%
Utilities:
4,200	AES (THE) CORP.	62,062	108,066
2,000	ALLIANT ENERGY CORP.	24,835	124,960
1,700	AMEREN CORP.	48,382	159,392
5,900	AMERICAN ELECTRIC POWER CO., INC.	372,550	588,643
13,200	AVANGRID, INC.	502,113	616,968
2,900	BROOKFIELD RENEWABLE CORP., CLASS A	99,026	127,020
5,800	CENTERPOINT ENERGY, INC.	66,308	177,712
13,300	CMS ENERGY CORP.	259,708	930,202
4,975	CONSOLIDATED EDISON, INC.	318,863	471,033
3,500	CONSTELLATION ENERGY CORP.	137,851	196,875
12,073	DOMINION ENERGY, INC.	450,978	1,025,843
2,300	DTE ENERGY CO.	71,502	304,083
9,151	DUKE ENERGY CORP.	418,500	1,021,801
4,325	EDISON INTERNATIONAL	135,088	303,182
464	ENTERGY CORP.	12,179	54,172
1,935	ESSENTIAL UTILITIES, INC.	32,475	98,937
2,974	EVERGY, INC.	67,407	203,243
4,961	EVERSOURCE ENERGY	125,492	437,511
10,500	EXELON CORP.	342,581	500,115
5,500	FIRSTENERGY CORP.	159,533	252,230
900	NATIONAL FUEL GAS CO.	20,790	61,830
17,654	NEXTERA ENERGY, INC.	299,688	1,495,470
6,900	NISOURCE, INC.	43,973	219,420
38,432	NRG ENERGY, INC.	1,268,718	1,474,251
2,600	OGE ENERGY CORP.	23,478	106,028
18,100	PG&E CORP.(b)	180,874	216,114
13,100	PINNACLE WEST CAPITAL CORP.	782,497	1,023,110
3,500	PPL CORP.	91,320	99,960
17,961	PUBLIC SERVICE ENTERPRISE GROUP, INC.	886,484	1,257,270
3,700	SEMPRA ENERGY	239,277	622,044
10,000	SOUTHERN (THE) CO.	264,782	725,100
4,650	UGI CORP.	51,203	168,423
5,856	VISTRA CORP.	96,088	136,152
3,500	WEC ENERGY GROUP, INC.	263,727	349,335
12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
968	XCEL ENERGY, INC.	$ 36,241	69,861
		8,256,573	15,726,356	1.88%
	Sub-total Common Stocks:	415,191,919	831,279,315	99.62%
Preferred Stocks:
Consumer Discretionary:
355	QURATE RETAIL, INC.(b)	14,247	30,534
		14,247	30,534	0.00%
	Sub-total Preferred Stocks:	14,247	30,534	0.00%
Short-Term Investments:
4,262,641	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.17%(e)	4,262,641	4,262,641
	Sub-total Short-Term Investments:	4,262,641	4,262,641	0.51%
	Grand total	$ 419,468,807	835,572,490	100.13%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2022, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.10% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.04% of net assets as of March 31, 2022.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,396,931 with net purchases of $1,865,710 during the three months ended March 31, 2022.
13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2022.
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 831,279,315	$ —	$ —	$ 831,279,315
Preferred Stocks	30,534	—	—	30,534
Short-Term Investments	4,262,641	—	—	4,262,641
Total	$ 835,572,490	$ —	$ —	$ 835,572,490
For the Clearwater Core Equity Fund, the investment value is comprised of equity securities and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2022 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
1,600	AMC NETWORKS, INC., CLASS A(b)	$ 63,739	65,008
3,200	CARS.COM, INC.(b)	51,957	46,176
1,152	COGENT COMMUNICATIONS HOLDINGS, INC.	66,084	76,435
3,841	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.(b)	20,535	22,662
6,459	EW SCRIPPS (THE) CO., CLASS A(b)	112,227	134,283
7,400	GANNETT CO., INC.(b)	35,414	33,374
17,409	LIBERTY BROADBAND CORP., CLASS C(b)	2,462,405	2,355,786
161,175	NEW YORK TIMES (THE) CO., CLASS A	6,938,594	7,388,262
54,727	OOMA, INC.(b)	1,057,893	820,358
19,560	QUINSTREET, INC.(b)	309,095	226,896
1,541	TECHTARGET, INC.(b)	105,238	125,252
800	THRYV HOLDINGS, INC.(b)	24,584	22,496
274,973	THUNDERBIRD ENTERTAINMENT GROUP, INC.(b)(c)	1,040,191	921,599
33,558	VERTICALSCOPE HOLDINGS, INC.(b)(c)	825,902	523,173
141,318	VIMEO, INC.(b)	4,796,391	1,678,858
31,923	YOUGOV PLC(c)	560,110	576,717
		18,470,359	15,017,335	3.33%
Consumer Discretionary:
31,727	1-800-FLOWERS.COM, INC., CLASS A(b)	961,928	404,837
1,800	ABERCROMBIE & FITCH CO., CLASS A(b)	65,696	57,582
400	ADTALEM GLOBAL EDUCATION, INC.(b)	11,532	11,884
62,086	ALLBIRDS, INC., CLASS A(b)	954,683	373,137
141,520	AMERICAN EAGLE OUTFITTERS, INC.	2,927,063	2,377,536
42,239	AMERICAN OUTDOOR BRANDS, INC.(b)	1,037,473	554,598
1,900	BARNES & NOBLE EDUCATION, INC.(b)	10,750	6,802
5,285	BED BATH & BEYOND, INC.(b)	81,658	119,071
3,075	BJ'S RESTAURANTS, INC.(b)	102,754	87,022
4,373	BLOOMIN' BRANDS, INC.	90,416	95,944
1,058	BOOT BARN HOLDINGS, INC.(b)	81,166	100,288
6,200	BRINKER INTERNATIONAL, INC.(b)	224,042	236,592
129	CAVCO INDUSTRIES, INC.(b)	28,161	31,070
99,794	CENTURY CASINOS, INC.(b)	1,418,206	1,192,538
1,562	CENTURY COMMUNITIES, INC.	98,839	83,676
800	CHEESECAKE FACTORY (THE), INC.(b)	30,534	31,832
4,700	CHICO'S FAS, INC.(b)	20,662	22,560
153	CHILDREN'S PLACE (THE), INC.(b)	9,094	7,543
22,425	CLARUS CORP.	574,392	510,841
300	CONN'S, INC.(b)	7,158	4,623
194,510	DANA, INC.	2,466,179	3,417,541
15,487	DENNY'S CORP.(b)	249,246	221,619
3,695	DESIGNER BRANDS, INC., CLASS A(b)	47,945	49,919
1,263	DINE BRANDS GLOBAL, INC.	88,168	98,451
1,768	DORMAN PRODUCTS, INC.(b)	157,232	168,013
71,588	DREAM FINDERS HOMES, INC., CLASS A(b)	1,383,403	1,222,723
129,491	FARFETCH LTD., CLASS A(b)(c)	3,497,800	1,957,904
116,539	FULL HOUSE RESORTS, INC.(b)	1,008,077	1,119,940
100,891	GAP (THE), INC.	1,765,510	1,420,545
950	GENESCO, INC.(b)	52,234	60,430
55,320	GENTEX CORP.	1,701,473	1,613,684
300	GENTHERM, INC.(b)	25,518	21,912
2,387	G-III APPAREL GROUP LTD.(b)	50,972	64,568
91,198	GILDAN ACTIVEWEAR, INC.(c)	1,930,994	3,418,101
385	GROUP 1 AUTOMOTIVE, INC.	61,064	64,615
245,000	GYM GROUP (THE) PLC(b)(c)(d)	985,708	623,292
129,630	HANESBRANDS, INC.	1,978,947	1,930,191
21,500	HELEN OF TROY LTD.(b)	3,500,941	4,210,560
58,638	HOOKER FURNISHINGS CORP.	1,347,057	1,110,604
1,143	INSTALLED BUILDING PRODUCTS, INC.	105,151	96,572
70,340	IPOWER, INC.(b)(e)	302,783	118,171
1,295	KONTOOR BRANDS, INC.	52,537	53,548
7,288	LA-Z-BOY, INC.	241,347	192,185
300	LCI INDUSTRIES	38,064	31,143
1,246	LL FLOORING HOLDINGS, INC.(b)	17,493	17,469
16,005	LOVESAC (THE) CO.(b)	1,034,286	865,230
800	M/I HOMES, INC.(b)	40,760	35,480
4,621	MACY'S, INC.	86,346	112,568
16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
33,790	MALIBU BOATS, INC., CLASS A(b)	$ 1,714,943	1,960,158
605	MARINEMAX, INC.(b)	14,501	24,357
1,704	MDC HOLDINGS, INC.	64,096	64,479
2,631	MERITAGE HOMES CORP.(b)	250,609	208,454
4,094	MONRO, INC.	217,354	181,528
79,706	MOTORCAR PARTS OF AMERICA, INC.(b)	1,466,568	1,421,158
800	MOVADO GROUP, INC.	28,704	31,240
65,605	NOODLES & CO.(b)	711,901	391,662
262	ODP (THE) CORP.(b)	10,595	12,007
15,955	OVERSTOCK.COM, INC.(b)	721,384	702,100
500	OXFORD INDUSTRIES, INC.	40,480	45,250
13,791	PAPA JOHN'S INTERNATIONAL, INC.	1,184,707	1,451,916
17,680	PATRICK INDUSTRIES, INC.	1,342,537	1,066,104
66,450	PELOTON INTERACTIVE, INC., CLASS A(b)	2,049,123	1,755,609
1,700	PETMED EXPRESS, INC.	45,332	43,860
87,662	POINTS.COM, INC.(b)(c)	1,470,405	1,622,624
27,548	PVH CORP.	1,964,170	2,110,452
1,447	RENT-A-CENTER, INC.	38,500	36,450
200	RUTH'S HOSPITALITY GROUP, INC.	4,002	4,576
5,836	SALLY BEAUTY HOLDINGS, INC.(b)	110,639	91,217
1,375	SHAKE SHACK, INC., CLASS A(b)	68,664	93,362
6,123	SHUTTERSTOCK, INC.	654,052	569,929
2,461	SIGNET JEWELERS LTD.	160,021	178,915
22,921	SKYLINE CHAMPION CORP.(b)	1,416,308	1,257,904
8,868	SLEEP NUMBER CORP.(b)	744,239	449,696
1,323	SONIC AUTOMOTIVE, INC., CLASS A	50,187	56,241
1,180	STANDARD MOTOR PRODUCTS, INC.	56,000	50,905
1,354	STEVEN MADDEN LTD.	50,527	52,319
104,350	STONERIDGE, INC.(b)	2,270,046	2,166,306
7,745	STRATEGIC EDUCATION, INC.	472,872	514,113
66,867	STRIDE, INC.(b)	2,366,650	2,429,278
456	STURM RUGER & CO., INC.	29,827	31,747
2,500	TUPPERWARE BRANDS CORP.(b)	38,017	48,625
1,272	UNIFI, INC.(b)	18,074	23,023
3,192	VISTA OUTDOOR, INC.(b)	66,941	113,922
70,518	WINNEBAGO INDUSTRIES, INC.	2,887,561	3,810,088
3,439	WOLVERINE WORLD WIDE, INC.	75,672	77,584
44,968	WYNDHAM HOTELS & RESORTS, INC.	2,216,209	3,808,340
4,538	ZUMIEZ, INC.(b)	182,210	173,397
		60,228,069	59,757,849	13.24%
Consumer Staples:
2,890	B&G FOODS, INC.	72,981	77,972
4,920	CALAVO GROWERS, INC.	187,924	179,334
781	CAL-MAINE FOODS, INC.	27,098	43,127
27,504	CHEFS' WAREHOUSE (THE), INC.(b)	853,807	896,630
100	COCA-COLA CONSOLIDATED, INC.	57,672	49,685
4,300	EDGEWELL PERSONAL CARE CO.	186,216	157,681
3,902	FRESHPET, INC.(b)	593,143	400,501
199,656	GROCERY OUTLET HOLDING CORP.(b)	7,146,796	6,544,724
2,126	HOSTESS BRANDS, INC.(b)	43,386	46,644
11,260	INGREDION, INC.	1,012,523	981,309
1,004	INTER PARFUMS, INC.	72,898	88,402
286	J & J SNACK FOODS CORP.	38,865	44,359
7,453	MEDIFAST, INC.	1,638,788	1,272,823
100	MGP INGREDIENTS, INC.	7,643	8,559
4,058	NATIONAL BEVERAGE CORP.	173,874	176,523
5,529	SIMPLY GOOD FOODS (THE) CO.(b)	182,592	209,826
1,556	SPARTANNASH CO.	28,799	51,332
23,115	SPECTRUM BRANDS HOLDINGS, INC.	1,368,430	2,050,763
852	TREEHOUSE FOODS, INC.(b)	32,120	27,486
2,336	UNITED NATURAL FOODS, INC.(b)	81,719	96,594
46,330	UNIVERSAL CORP.	2,345,691	2,690,383
29,344	USANA HEALTH SCIENCES, INC.(b)	2,756,752	2,331,381
425	WD-40 CO.	87,202	77,873
13,694	WINFARM SAS(b)(c)	562,437	378,621
		19,559,356	18,882,532	4.18%
17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy:
1,386	BRISTOW GROUP, INC.(b)	$ 33,470	51,393
2,500	CALLON PETROLEUM CO.(b)	125,400	147,700
700	CIVITAS RESOURCES, INC.	37,009	41,797
2,400	CORE LABORATORIES N.V.(c)	54,977	75,912
91,461	DMC GLOBAL, INC.(b)	3,451,118	2,789,560
201,490	EVOLUTION PETROLEUM CORP.	1,052,119	1,368,117
4,031	GREEN PLAINS, INC.(b)	129,673	125,001
6,236	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	20,130	29,808
100	LAREDO PETROLEUM, INC.(b)	6,914	7,914
2,742	MATADOR RESOURCES CO.	105,945	145,271
400	NABORS INDUSTRIES LTD.(b)	33,268	61,088
137,540	NEXTIER OILFIELD SOLUTIONS, INC.(b)	404,893	1,270,870
115,661	NOV, INC.	1,184,635	2,268,112
4,300	OCEANEERING INTERNATIONAL, INC.(b)	49,477	65,188
4,366	PAR PACIFIC HOLDINGS, INC.(b)	46,222	56,845
14,024	PATTERSON-UTI ENERGY, INC.	93,296	217,092
7,200	PBF ENERGY, INC., CLASS A(b)	102,092	175,464
1,364	PDC ENERGY, INC.	43,125	99,136
1,000	PROPETRO HOLDING CORP.(b)	9,080	13,930
4,674	RANGE RESOURCES CORP.(b)	31,341	141,996
520	RENEWABLE ENERGY GROUP, INC.(b)	19,951	31,538
258	REX AMERICAN RESOURCES CORP.(b)	16,958	25,697
2,503	SM ENERGY CO.	44,568	97,492
36,022	SOUTHWESTERN ENERGY CO.(b)	126,734	258,278
243,326	TECHNIPFMC PLC(b)(c)	1,689,471	1,885,776
3,900	US SILICA HOLDINGS, INC.(b)	36,799	72,774
3,300	WORLD FUEL SERVICES CORP.	88,363	89,232
174,148	YANGARRA RESOURCES LTD.(b)(c)(e)	288,861	394,224
		9,325,889	12,007,205	2.66%
Financials:
49,531	AFC GAMMA, INC.	1,074,774	947,033
657	ALLEGIANCE BANCSHARES, INC.	17,513	29,355
14,316	A-MARK PRECIOUS METALS, INC.	823,418	1,107,199
76,371	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,984,306	3,047,967
53,591	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	2,296,803	2,212,236
3,448	ARMOUR RESIDENTIAL REIT, INC.	25,055	28,963
160,064	ASSOCIATED BANC-CORP	2,574,089	3,643,057
1,706	ASSURED GUARANTY LTD.(c)	47,864	108,604
82,346	AXIS CAPITAL HOLDINGS LTD.(c)	4,084,913	4,979,463
28,320	AXOS FINANCIAL, INC.(b)	1,463,586	1,313,765
900	B RILEY FINANCIAL, INC.	50,940	62,964
675	BANCFIRST CORP.	30,703	56,167
3,000	BANCORP (THE), INC.(b)	82,670	84,990
2,475	BANNER CORP.	98,086	144,862
3,236	BERKSHIRE HILLS BANCORP, INC.	75,451	93,747
3,427	BRIGHTSPHERE INVESTMENT GROUP, INC.	44,696	83,105
1,264	BROOKLINE BANCORP, INC.	17,065	19,996
27,443	CALIFORNIA BANCORP(b)	587,013	631,463
14,232	CAPITOL FEDERAL FINANCIAL, INC.	160,232	154,844
162,258	CNO FINANCIAL GROUP, INC.	2,799,201	4,071,053
3,823	COLUMBIA BANKING SYSTEM, INC.	101,333	123,368
24,855	COMMERCE BANCSHARES, INC.	1,162,385	1,779,369
2,756	COMMUNITY BANK SYSTEM, INC.	152,076	193,333
2,076	CUSTOMERS BANCORP, INC.(b)	80,145	108,243
5,089	DIME COMMUNITY BANCSHARES, INC.	154,812	175,927
55,458	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	2,759,372	1,844,533
584	ENCORE CAPITAL GROUP, INC.(b)	25,620	36,634
2,168	ENOVA INTERNATIONAL, INC.(b)	67,552	82,319
52,000	ESQUIRE FINANCIAL HOLDINGS, INC.(b)	1,555,705	1,747,720
81,070	ESSENT GROUP LTD.	2,923,564	3,340,895
153,933	EZCORP, INC., CLASS A(b)	1,141,615	929,755
18,184	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	2,389,087	1,972,600
148,752	FIDUCIAN GROUP LTD.(c)	883,109	955,145
37,857	FINWISE BANCORP(b)	425,138	649,248
14,275	FIRST COMMONWEALTH FINANCIAL CORP.	186,365	216,409
1,800	FIRST HAWAIIAN, INC.	41,133	50,202
38,980	FIRSTCASH HOLDINGS, INC.	2,480,951	2,741,853
18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
1,899	FLAGSTAR BANCORP, INC.	$ 55,987	80,518
17,568	GENWORTH FINANCIAL, INC., CLASS A(b)	64,941	66,407
56,400	GLACIER BANCORP, INC.	2,341,032	2,835,792
100	HCI GROUP, INC.	6,533	6,818
146,446	HOPE BANCORP, INC.	1,494,806	2,354,852
1,373	HORACE MANN EDUCATORS CORP.	48,818	57,433
144,753	HUNTINGTON BANCSHARES, INC.	1,248,845	2,116,289
3,250	INDEPENDENT BANK CORP.	263,886	265,492
653	INDEPENDENT BANK GROUP, INC.	24,950	46,467
15,475	INVESCO MORTGAGE CAPITAL, INC.	40,261	35,283
4,500	JAMES RIVER GROUP HOLDINGS LTD.(c)	116,533	111,330
65,844	JDC GROUP A.G.(b)(c)(e)	1,509,855	1,639,995
1,468	KKR REAL ESTATE FINANCE TRUST, INC.	22,900	30,255
158,042	LENDINGCLUB CORP.(b)	2,496,021	2,493,903
1,300	LENDINGTREE, INC.(b)	149,278	155,571
7,136	MARKETAXESS HOLDINGS, INC.	2,479,461	2,427,667
2,057	META FINANCIAL GROUP, INC.	102,339	112,970
77,479	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(c)	1,420,206	1,162,729
3,329	MR COOPER GROUP, INC.(b)	72,942	152,035
5,537	NATIONAL BANK HOLDINGS CORP., CLASS A	200,360	223,030
5,879	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,629,614	1,236,942
6,000	NBT BANCORP, INC.	207,755	216,780
20,000	NEW YORK MORTGAGE TRUST, INC.	73,118	73,000
3,824	NMI HOLDINGS, INC., CLASS A(b)	63,351	78,851
11,841	NORTHWEST BANCSHARES, INC.	155,354	159,972
895	OFG BANCORP	20,334	23,843
208,236	OLD NATIONAL BANCORP	3,025,185	3,410,906
28,610	OPEN LENDING CORP., CLASS A(b)	1,045,841	541,015
714	PARK NATIONAL CORP.	86,040	93,805
300	PENNYMAC MORTGAGE INVESTMENT TRUST	5,343	5,067
1,376	PIPER SANDLER COS.	170,087	180,600
581	PRA GROUP, INC.(b)	22,892	26,191
413	PREFERRED BANK	20,848	30,599
3,936	PROASSURANCE CORP.	81,765	105,800
9,400	REDWOOD TRUST, INC.	101,948	98,982
13,290	RENAISSANCERE HOLDINGS LTD.(c)	1,919,487	2,106,598
5,373	RENASANT CORP.	162,246	179,727
4,115	SEACOAST BANKING CORP. OF FLORIDA	126,521	144,107
18,400	SELECTIVE INSURANCE GROUP, INC.	1,052,697	1,644,224
962	SERVISFIRST BANCSHARES, INC.	63,536	91,669
600	SIRIUSPOINT LTD.(b)(c)	4,950	4,488
13,105	SOUND FINANCIAL BANCORP, INC.	602,048	499,694
5,100	SOUTHSIDE BANCSHARES, INC.	188,730	208,233
118,189	STERLING BANCORP, INC.(b)	732,788	839,142
2,365	STEWART INFORMATION SERVICES CORP.	138,197	143,343
1,426	STONEX GROUP, INC.(b)	86,232	105,852
1,200	TRIUMPH BANCORP, INC.(b)	100,391	112,824
267,832	UMPQUA HOLDINGS CORP.	3,770,133	5,051,312
5,058	UNITED COMMUNITY BANKS, INC.	149,796	176,018
1,100	UNITED FIRE GROUP, INC.	25,635	34,177
300	UNIVERSAL INSURANCE HOLDINGS, INC.	5,052	4,047
81,632	UNIVEST FINANCIAL CORP.	1,745,102	2,184,472
81,373	VELOCITY FINANCIAL, INC.(b)	1,043,315	890,221
1,719	WALKER & DUNLOP, INC.	180,035	222,473
66,669	WEBSTER FINANCIAL CORP.	2,501,602	3,741,464
104,706	WSFS FINANCIAL CORP.	4,622,649	4,881,394
		74,958,911	85,691,054	18.98%
Health Care:
8,562	ABIOMED, INC.(b)	2,343,148	2,836,077
12,799	ADDUS HOMECARE CORP.(b)	1,070,172	1,194,019
95,088	AERIE PHARMACEUTICALS, INC.(b)	1,095,306	865,301
103,765	AKEBIA THERAPEUTICS, INC.(b)	297,034	74,493
33,268	ALBIREO PHARMA, INC.(b)	973,225	992,384
400	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	7,408	9,008
2,500	AMN HEALTHCARE SERVICES, INC.(b)	203,001	260,825
758	ANIKA THERAPEUTICS, INC.(b)	27,364	19,033
1,500	ARTIVION, INC.(b)	27,703	32,070
19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
2,909	AVANOS MEDICAL, INC.(b)	$ 93,174	97,451
40,713	AZENTA, INC.	3,814,764	3,374,293
5,041	BIOLIFE SOLUTIONS, INC.(b)	139,847	114,582
10,720	BIO-TECHNE CORP.	2,592,292	4,642,189
62,217	BIOVENTUS, INC., CLASS A(b)	843,213	877,260
111,638	BRAINSWAY LTD. ADR(b)(c)(f)	901,955	972,367
2,300	CARA THERAPEUTICS, INC.(b)	25,386	27,945
5,267	CASTLE BIOSCIENCES, INC.(b)	291,825	236,278
3,400	COHERUS BIOSCIENCES, INC.(b)	40,550	43,894
31,386	COLLEGIUM PHARMACEUTICAL, INC.(b)	638,435	639,019
2,332	COMMUNITY HEALTH SYSTEMS, INC.(b)	22,881	27,681
17,787	COMPUTER PROGRAMS AND SYSTEMS, INC.(b)	646,205	612,762
508,156	CONFORMIS, INC.(b)	622,256	316,988
674	CONMED CORP.	96,892	100,123
5,451	CORCEPT THERAPEUTICS, INC.(b)	96,592	122,757
506	CORVEL CORP.(b)	87,704	85,231
13,138	COVETRUS, INC.(b)	250,347	220,587
1,900	CROSS COUNTRY HEALTHCARE, INC.(b)	38,318	41,173
900	CUTERA, INC.(b)	30,780	62,100
3,890	CYTOKINETICS, INC.(b)	68,862	143,191
1,200	EMERGENT BIOSOLUTIONS, INC.(b)	50,395	49,272
1,861	ENANTA PHARMACEUTICALS, INC.(b)	85,316	132,466
2,825	ENSIGN GROUP (THE), INC.	172,607	254,278
38,563	ERGOMED PLC(b)(c)	606,566	682,321
6,961	ESTABLISHMENT LABS HOLDINGS, INC.(b)(c)	506,350	469,102
1,300	GLAUKOS CORP.(b)	53,893	75,166
12,745	GLOBAL BLOOD THERAPEUTICS, INC.(b)	425,511	441,487
356	HANGER, INC.(b)	6,232	6,525
64,652	HARROW HEALTH, INC.(b)	615,403	440,927
878	HEALTHSTREAM, INC.(b)	19,242	17,490
507	HESKA CORP.(b)	58,435	70,108
75,691	INFUSYSTEM HOLDINGS, INC.(b)	1,022,927	741,772
14,775	INMODE LTD.(b)(c)	894,856	545,345
21,533	INOTIV, INC.(b)	632,004	563,734
111,140	INSTEM PLC(b)(c)	1,306,857	1,079,921
993	INTEGER HOLDINGS CORP.(b)	68,457	80,006
42,390	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,378,171	2,723,981
28,473	IOVANCE BIOTHERAPEUTICS, INC.(b)	374,023	474,075
1,054	IRADIMED CORP.	39,935	47,261
1,100	ITEOS THERAPEUTICS, INC.(b)	38,225	35,398
11,531	JOINT (THE) CORP.(b)	953,531	408,082
76,998	KARYOPHARM THERAPEUTICS, INC.(b)	649,402	567,475
56,228	KINIKSA PHARMACEUTICALS LTD., CLASS A(b)	786,087	558,906
35,563	LEMAITRE VASCULAR, INC.	1,860,782	1,652,613
13,141	LIGAND PHARMACEUTICALS, INC.(b)	2,159,603	1,478,231
3,569	MEDNAX, INC.(b)	87,683	83,800
2,475	MERIDIAN BIOSCIENCE, INC.(b)	38,496	64,251
1,531	MERIT MEDICAL SYSTEMS, INC.(b)	66,716	101,842
824	MESA LABORATORIES, INC.	215,988	210,021
811	MYRIAD GENETICS, INC.(b)	20,199	20,437
12,393	NEXUS A.G.(c)	1,086,065	741,543
29,172	OCUPHIRE PHARMA, INC.(b)	112,866	94,517
10,382	OMNICELL, INC.(b)	1,612,760	1,344,365
8,137	OPTIMIZERX CORP.(b)	709,705	306,846
70,357	OPTINOSE, INC.(b)	190,596	173,782
3,700	ORASURE TECHNOLOGIES, INC.(b)	32,184	25,086
1,025	ORTHOFIX MEDICAL, INC.(b)	31,385	33,517
15,887	ORTHOPEDIATRICS CORP.(b)	1,049,957	857,739
3,894	OWENS & MINOR, INC.	140,396	171,414
403,827	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.(b)	6,556,379	3,674,826
8,299	PACIRA BIOSCIENCES, INC.(b)	493,696	633,380
69,970	PERRIGO CO. PLC(c)	2,829,270	2,688,947
33,415	PETIQ, INC.(b)	818,285	815,326
71,713	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,765,216	1,430,674
4,068	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	191,977	215,360
44,373	PROVENTION BIO, INC.(b)	293,568	324,810
46,854	PUMA BIOTECHNOLOGY, INC.(b)	183,213	134,939
20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
2,645	RADNET, INC.(b)	$ 65,801	59,169
61,585	REVANCE THERAPEUTICS, INC.(b)	858,277	1,200,907
27,498	RHYTHM PHARMACEUTICALS, INC.(b)	367,700	316,777
9,401	SCHOLAR ROCK HOLDING CORP.(b)	288,155	121,179
56,054	SHARPS COMPLIANCE CORP.(b)	321,988	330,719
53,778	SUPERNUS PHARMACEUTICALS, INC.(b)	1,794,287	1,738,105
623	SURMODICS, INC.(b)	26,247	28,241
34,780	SYNEOS HEALTH, INC.(b)	1,661,379	2,815,441
27,603	TANDEM DIABETES CARE, INC.(b)	2,536,910	3,209,953
265	TIVITY HEALTH, INC.(b)	5,194	8,525
20,079	TRAVERE THERAPEUTICS, INC.(b)	601,833	517,436
46,056	TWIST BIOSCIENCE CORP.(b)	4,705,878	2,274,245
6,000	UNIQURE N.V.(b)(c)	101,915	108,420
21,672	UROGEN PHARMA LTD.(b)(e)	408,483	188,763
675	US PHYSICAL THERAPY, INC.	56,776	67,129
15,716	UTAH MEDICAL PRODUCTS, INC.	1,802,857	1,412,240
3,000	VANDA PHARMACEUTICALS, INC.(b)	44,240	33,930
114,639	VAREX IMAGING CORP.(b)	2,754,204	2,440,664
28,343	VIEMED HEALTHCARE, INC.(b)	141,733	141,148
4,800	XENCOR, INC.(b)	147,437	128,064
18,183	Y-MABS THERAPEUTICS, INC.(b)	405,812	216,014
13,087	ZYNEX, INC.	168,697	81,532
		70,943,852	64,223,046	14.22%
Industrials:
2,658	AAON, INC.	157,173	148,130
1,804	AAR CORP.(b)	58,012	87,368
3,624	ABM INDUSTRIES, INC.	147,513	166,849
3,810	ACUITY BRANDS, INC.	412,997	721,233
2,756	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	102,568	108,449
59,820	AIR LEASE CORP.	1,950,575	2,670,963
555	ALAMO GROUP, INC.	55,130	79,803
657	ALBANY INTERNATIONAL CORP., CLASS A	51,618	55,398
548	ALLEGIANT TRAVEL CO.(b)	58,650	88,990
82,401	AMERICAN WOODMARK CORP.(b)	6,125,419	4,033,529
1,785	APOGEE ENTERPRISES, INC.	72,116	84,716
1,826	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	125,036	187,457
2,026	ARCBEST CORP.	119,194	163,093
22,670	ARMSTRONG WORLD INDUSTRIES, INC.	2,019,989	2,040,527
1,206	ASTEC INDUSTRIES, INC.	53,461	51,858
1,309	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	88,301	113,058
4,400	BARNES GROUP, INC.	179,283	176,836
3,115	BOISE CASCADE CO.	143,182	216,399
61,733	BOWMAN CONSULTING GROUP LTD.(b)	848,606	1,014,891
300	BRADY CORP., CLASS A	16,233	13,881
100,160	BRIGHTVIEW HOLDINGS, INC.(b)	1,514,099	1,363,178
43,436	BWX TECHNOLOGIES, INC.	2,400,048	2,339,463
42	CHART INDUSTRIES, INC.(b)	5,552	7,214
1,267	CIRCOR INTERNATIONAL, INC.(b)	31,223	33,728
78,700	COLFAX CORP.(b)	2,031,058	3,131,473
1,100	COMFORT SYSTEMS U.S.A, INC.	91,586	97,911
37,660	CONSTRUCTION PARTNERS, INC., CLASS A(b)	1,201,238	985,939
5,072	CORECIVIC, INC.(b)	32,724	56,654
61,200	CREEK & RIVER CO. LTD.(c)	1,058,693	1,020,816
14,131	CSW INDUSTRIALS, INC.	1,991,496	1,661,664
1,443	DXP ENTERPRISES, INC.(b)	28,742	39,091
700	ENCORE WIRE CORP.	73,836	79,849
192,398	ENERPAC TOOL GROUP CORP.	4,311,479	4,211,592
200	ENPRO INDUSTRIES, INC.	20,566	19,546
1,182	EXPONENT, INC.	95,164	127,715
3,416	FEDERAL SIGNAL CORP.	122,131	115,290
100	FORRESTER RESEARCH, INC.(b)	5,393	5,642
33,958	FRANKLIN COVEY CO.(b)	1,578,598	1,535,581
99,330	GATES INDUSTRIAL CORP. PLC(b)	1,442,949	1,495,910
924	GIBRALTAR INDUSTRIES, INC.(b)	43,216	39,686
23,262	GLOBAL INDUSTRIAL CO.	860,516	749,734
2,806	GMS, INC.(b)	118,213	139,655
17,950	GORMAN-RUPP (THE) CO.	559,745	644,046
21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
43,020	GRACO, INC.	$ 2,648,901	2,999,354
2,426	GRANITE CONSTRUCTION, INC.	59,197	79,573
200	GREENBRIER (THE) COS., INC.	7,762	10,302
8,801	GRIFFON CORP.	198,243	176,284
26,734	HARDWOODS DISTRIBUTION, INC.(c)	791,738	780,539
500	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	21,736	19,790
6,523	HILLENBRAND, INC.	269,673	288,121
6,200	HNI CORP.	229,994	229,710
3,704	HUB GROUP, INC., CLASS A(b)	220,127	285,986
6,790	HUNTINGTON INGALLS INDUSTRIES, INC.	1,209,489	1,354,198
3,947	HURON CONSULTING GROUP, INC.(b)	207,217	180,812
80,390	IAA, INC.(b)	3,922,869	3,074,918
10,222	ICF INTERNATIONAL, INC.	889,980	962,299
400	INTERFACE, INC.	5,196	5,428
166,594	JELD-WEN HOLDING, INC.(b)	3,537,737	3,378,526
8,101	JOHN BEAN TECHNOLOGIES CORP.	1,186,799	959,725
446,662	JOHNSON SERVICE GROUP PLC(b)(c)	933,940	687,040
4,384	KADANT, INC.	942,948	851,329
4,500	KAMAN CORP.	188,802	195,660
35,319	KARAT PACKAGING, INC.(b)	803,790	701,082
1,900	KELLY SERVICES, INC., CLASS A	31,839	41,211
77,622	KNIGHTS GROUP HOLDINGS PLC(c)	166,345	167,767
1,406	KORN FERRY	98,653	91,306
6,338	KORNIT DIGITAL LTD.(b)(c)	937,597	524,089
68,308	LYFT, INC., CLASS A(b)	1,839,811	2,623,027
100	MANTECH INTERNATIONAL CORP., CLASS A	7,116	8,619
18,083	MASONITE INTERNATIONAL CORP.(b)	2,183,703	1,608,302
18,112	MASTEC, INC.(b)	980,012	1,577,555
442	MERITOR, INC.(b)	8,413	15,722
28,348	MOOG, INC., CLASS A	1,735,699	2,488,954
215,511	MRC GLOBAL, INC.(b)	1,819,843	2,566,736
1,100	MYR GROUP, INC.(b)	100,363	103,444
2,200	NOW, INC.(b)	16,184	24,266
217,017	PGT INNOVATIONS, INC.(b)	3,765,360	3,901,966
1,084	PITNEY BOWES, INC.	2,695	5,637
144,946	RADIANT LOGISTICS, INC.(b)	937,282	923,306
26,395	RED VIOLET, INC.(b)	769,721	752,258
1,915	RESOURCES CONNECTION, INC.	22,152	32,823
139,290	REV GROUP, INC.	1,480,838	1,866,486
41,820	RUSH ENTERPRISES, INC., CLASS A	1,223,670	2,129,056
15,023	RYDER SYSTEM, INC.	620,362	1,191,775
597	SPX FLOW, INC.	38,775	51,473
1,334	STANDEX INTERNATIONAL CORP.	122,936	133,293
433,598	STEELCASE, INC., CLASS A	5,532,881	5,181,496
43,382	STERLING CONSTRUCTION CO., INC.(b)	940,943	1,162,638
60,274	TEREX CORP.	1,929,563	2,149,371
3,316	TRIUMPH GROUP, INC.(b)	34,389	83,828
78,377	TRUEBLUE, INC.(b)	1,331,629	2,264,312
768	UNIFIRST CORP.	134,924	141,527
133,368	UPWORK, INC.(b)	5,881,682	3,099,472
9,192	URBAN-GRO, INC.(b)	96,425	98,722
34,566	VA-Q-TEC A.G.(b)(c)(e)	1,175,562	787,531
1,000	VIAD CORP.(b)	35,560	35,640
1,298	VICOR CORP.(b)	101,651	91,574
39,572	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	3,712,421	3,805,639
36,119	WILLDAN GROUP, INC.(b)	1,459,945	1,108,492
22,630	WOODWARD, INC.	1,966,228	2,826,713
		93,922,631	95,011,507	21.04%
Information Technology:
1,900	ADTRAN, INC.	34,975	35,055
1,342	ADVANCED ENERGY INDUSTRIES, INC.	90,367	115,519
174,800	AGILETHOUGHT, INC.(b)	1,180,959	795,340
1,100	AGILYSYS, INC.(b)	40,656	43,868
1,750	ALARM.COM HOLDINGS, INC.(b)	101,920	116,305
95,384	ARLO TECHNOLOGIES, INC.(b)	855,893	845,102
11,751	ASPEN TECHNOLOGY, INC.(b)	1,864,317	1,943,263
73,031	AVNET, INC.	2,486,530	2,964,328
22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
1	AXCELIS TECHNOLOGIES, INC.(b)	$ 43	76
937	BADGER METER, INC.	59,401	93,428
65,602	BELDEN, INC.	2,349,358	3,634,351
2,504	BENCHMARK ELECTRONICS, INC.	50,443	62,700
299	BOTTOMLINE TECHNOLOGIES DE, INC.(b)	12,848	16,947
1,900	CALAMP CORP.(b)	10,541	13,889
38,967	CAMBIUM NETWORKS CORP.(b)	1,071,844	921,180
318,628	CELESTICA, INC.(b)(c)	2,206,234	3,794,859
25,755	CEVA, INC.(b)	1,184,601	1,046,941
46,454	CODA OCTOPUS GROUP, INC.(b)	375,695	305,203
3,200	COHU, INC.(b)	98,099	94,720
1,400	COMTECH TELECOMMUNICATIONS CORP.	27,634	21,966
900	CONSENSUS CLOUD SOLUTIONS, INC.(b)	50,020	54,117
27,631	COUPA SOFTWARE, INC.(b)	3,983,808	2,808,139
1,639	CSG SYSTEMS INTERNATIONAL, INC.	64,966	104,191
6,300	CTS CORP.	193,089	222,642
8,231	DAKTRONICS, INC.(b)	33,876	31,607
1,500	DIEBOLD NIXDORF, INC.(b)	13,209	10,095
39,971	DIGI INTERNATIONAL, INC.(b)	836,627	860,176
1,705	DIODES, INC.(b)	133,587	148,318
62,538	DOLBY LABORATORIES, INC., CLASS A	5,467,068	4,891,722
25,239	EBIX, INC.	838,231	836,673
39,620	ELASTIC N.V.(b)	4,470,459	3,524,199
1,972	EVERTEC, INC.	57,500	80,714
342	EXLSERVICE HOLDINGS, INC.(b)	36,024	48,998
7,929	FABRINET(b)(c)	793,210	833,576
13,113	FARO TECHNOLOGIES, INC.(b)	852,102	680,827
3,143	FORMFACTOR, INC.(b)	105,883	132,100
29,590	GRID DYNAMICS HOLDINGS, INC.(b)	893,923	416,627
136,699	GTY TECHNOLOGY HOLDINGS, INC.(b)	1,040,436	441,538
3,535	HARMONIC, INC.(b)	19,482	32,840
37,777	I3 VERTICALS, INC., CLASS A(b)	877,197	1,052,467
3,000	ICHOR HOLDINGS LTD.(b)	114,740	106,860
12,627	IMPINJ, INC.(b)	705,782	802,320
4,302	INTELLICHECK, INC.(b)	36,419	10,970
48,195	ITURAN LOCATION AND CONTROL LTD.(c)	1,277,707	1,109,449
106,705	KALEYRA, INC.(b)(c)	1,168,304	638,096
1,834	KNOWLES CORP.(b)	34,878	39,486
3,100	KULICKE & SOFFA INDUSTRIES, INC.(c)	161,500	173,662
79,896	LUNA INNOVATIONS, INC.(b)	748,911	615,998
2,220	MAXLINEAR, INC.(b)	56,270	129,537
72	MICROSTRATEGY, INC., CLASS A(b)	27,976	35,015
7,333	MIX TELEMATICS LTD. ADR(c)(f)	90,049	82,203
12,910	MKS INSTRUMENTS, INC.	1,698,256	1,936,500
51,461	NAPCO SECURITY TECHNOLOGIES, INC.(b)	1,103,175	1,055,980
5,400	NETGEAR, INC.(b)	155,822	133,272
1,800	ONESPAN, INC.(b)	27,968	25,992
11,783	ONTO INNOVATION, INC.(b)	420,419	1,023,825
214,973	PARK CITY GROUP, INC.(b)	1,185,108	1,135,057
1,100	PC CONNECTION, INC.	47,311	57,629
1,969	PERFICIENT, INC.(b)	152,739	216,767
217,301	PIVOTREE, INC.(b)(c)(e)	700,311	773,499
37,638	PLEXUS CORP.(b)	2,798,098	3,079,165
842	POWER INTEGRATIONS, INC.	61,926	78,037
14,693	PROGRESS SOFTWARE CORP.	654,129	691,893
15,739	RACKSPACE TECHNOLOGY, INC.(b)	148,653	175,647
63,116	RADWARE LTD.(b)(c)	2,129,717	2,017,819
639	ROGERS CORP.(b)	120,708	173,616
53,152	SAILPOINT TECHNOLOGIES HOLDINGS, INC.(b)	2,013,659	2,720,319
3,448	SANMINA CORP.(b)	124,765	139,368
67,923	SCANSOURCE, INC.(b)	2,571,753	2,363,041
10,348	SHOTSPOTTER, INC.(b)	373,994	286,847
16,346	SILICON MOTION TECHNOLOGY CORP. ADR(c)(f)	1,139,980	1,092,240
3,873	SITIME CORP.(b)	839,350	959,807
2,583	SPS COMMERCE, INC.(b)	211,089	338,890
58,096	SUPER MICRO COMPUTER, INC.(b)	1,500,024	2,211,715
41,336	TRANSACT TECHNOLOGIES, INC.(b)	596,298	291,832
23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
5,905	TTM TECHNOLOGIES, INC.(b)	$ 68,078	87,512
12,254	TUCOWS, INC., CLASS A(b)(c)(e)	951,353	836,948
3,745	ULTRA CLEAN HOLDINGS, INC.(b)	148,144	158,751
6,574	UPLAND SOFTWARE, INC.(b)	170,604	115,768
51,146	VEECO INSTRUMENTS, INC.(b)	1,118,319	1,390,660
36,511	VIA OPTRONICS A.G. ADR(b)(c)(f)	253,275	292,088
12,726	VIAVI SOLUTIONS, INC.(b)	193,859	204,634
12,414	VONAGE HOLDINGS CORP.(b)	148,402	251,880
51,981	WIX.COM LTD.(b)(c)	8,724,412	5,429,935
5,100	XPERI HOLDING CORP.	57,871	88,332
		71,895,160	69,655,467	15.43%
Materials:
935	ADVANSIX, INC.	29,809	47,769
4,822	ALLEGHENY TECHNOLOGIES, INC.(b)	72,066	129,423
5,800	ARCONIC CORP.(b)	151,841	148,596
65,198	AXALTA COATING SYSTEMS LTD.(b)	1,588,432	1,602,567
841	BALCHEM CORP.	110,057	114,965
1,400	CARPENTER TECHNOLOGY CORP.	40,636	58,772
2,943	CENTURY ALUMINUM CO.(b)	24,594	77,430
756	COMPASS MINERALS INTERNATIONAL, INC.	41,958	47,469
200	GCP APPLIED TECHNOLOGIES, INC.(b)	6,394	6,284
9,560	GLATFELTER CORP.	132,699	118,353
34,763	H.B. FULLER CO.	1,913,884	2,296,791
1,166	HAWKINS, INC.	25,673	53,519
8,615	HAYNES INTERNATIONAL, INC.	341,299	366,999
3,232	INNOSPEC, INC.	280,480	299,122
5,190	KOPPERS HOLDINGS, INC.	145,859	142,829
6,159	LIVENT CORP.(b)	125,416	160,565
52,311	NEO PERFORMANCE MATERIALS, INC.(c)	707,000	636,862
8,300	O-I GLASS, INC.(b)	104,642	109,394
66,943	OLIN CORP.	1,101,953	3,499,780
149,039	ORION ENGINEERED CARBONS S.A.(c)	2,025,655	2,380,153
622	QUAKER CHEMICAL CORP.	115,089	107,488
77,662	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	2,945,295	2,135,705
8,099	SMITH-MIDLAND CORP.(b)	182,191	143,757
1,154	STEPAN CO.	110,503	114,027
100	SYLVAMO CORP.(b)	2,879	3,328
1,091,500	TALON METALS CORP.(b)(c)	518,678	742,131
72,352	TRIMAS CORP.	1,934,694	2,321,776
1,300	TRINSEO PLC	68,418	62,296
2,731	WARRIOR MET COAL, INC.	40,792	101,347
		14,888,886	18,029,497	3.99%
Real Estate:
900	AGREE REALTY CORP.	58,428	59,724
422	ALEXANDER & BALDWIN, INC.	8,502	9,786
3,000	AMERICAN ASSETS TRUST, INC.	105,458	113,670
9,103	BRANDYWINE REALTY TRUST	92,099	128,717
4,446	CARETRUST REIT, INC.	77,239	85,808
192,050	DIAMONDROCK HOSPITALITY CO.(b)	1,362,162	1,939,705
12,600	DIVERSIFIED HEALTHCARE TRUST	36,482	40,320
3,141	ESSENTIAL PROPERTIES REALTY TRUST, INC.	63,363	79,467
3,731	FOUR CORNERS PROPERTY TRUST, INC.	104,085	100,886
13,018	INDEPENDENCE REALTY TRUST, INC.	240,380	344,196
3,481	INDUSTRIAL LOGISTICS PROPERTIES TRUST	71,070	78,914
1,020	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	188,819	209,508
4,950	ISTAR, INC.	91,226	115,880
12,509	LXP INDUSTRIAL TRUST	153,271	196,391
891	MARCUS & MILLICHAP, INC.	25,083	46,938
7,500	OFFICE PROPERTIES INCOME TRUST	194,067	192,975
580	RE/MAX HOLDINGS, INC., CLASS A	17,502	16,083
4,260	REALOGY HOLDINGS CORP.(b)	31,719	66,797
6,031	RETAIL OPPORTUNITY INVESTMENTS CORP.	65,628	116,941
12,207	RPT REALTY	144,799	168,090
690	SAUL CENTERS, INC.	20,011	36,363
3,900	SERVICE PROPERTIES TRUST	31,888	34,437
11,693	UNITI GROUP, INC.	114,854	160,896
2,800	UNIVERSAL HEALTH REALTY INCOME TRUST	167,339	163,436
24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
3,957	VERIS RESIDENTIAL, INC.(b)	$ 66,981	68,812
7,244	WASHINGTON REAL ESTATE INVESTMENT TRUST	157,298	184,722
		3,689,753	4,759,462	1.05%
Utilities:
2,370	AMERICAN STATES WATER CO.	184,750	210,977
687	AVISTA CORP.	29,108	31,018
4,047	CALIFORNIA WATER SERVICE GROUP	216,410	239,906
744	CHESAPEAKE UTILITIES CORP.	66,090	102,494
769	NORTHWEST NATURAL HOLDING CO.	35,202	39,773
3,098	SOUTH JERSEY INDUSTRIES, INC.	69,473	107,036
300	UNITIL CORP.	13,329	14,964
		614,362	746,168	0.17%
	Sub-total Common Stocks:	438,497,228	443,781,122	98.29%
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(g)	200	-
		200	-	0.00%
	Sub-total Warrants:	200	-	0.00%
Short-Term Investments:
2,396,497	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(h)	2,396,497	2,396,497
10,909,320	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.17%(i)	10,909,320	10,909,320
	Sub-total Short-Term Investments:	13,305,817	13,305,817	2.95%
	Grand total	$ 451,803,245	457,086,939	101.24%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2022, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 12.79% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of this security is determined by valuations supplied by a pricing service or broker, or, if not available, in accordance with procedures established by the Board of Trustees.
(e)	Security is either wholly or partially on loan.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.54% of net assets as of March 31, 2022.
(g)	Security has been deemed worthless and is a Level 3 investment.
(h)	Investment relates to cash collateral received from portfolio securities loaned.
(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,636,090 with net sales of $5,726,770 during the three months ended March 31, 2022.
25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Fair value is an estimate of the price the Clearwater Select Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Select Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Select Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Select Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Select Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2022.
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 433,277,684	$ 10,503,438	$ —	$ 443,781,122
Warrants	—	—	—*	—*
Short-Term Investments	13,305,817	—	—	13,305,817
Total	$ 446,583,501	$ 10,503,438	$ —	$ 457,086,939

* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater Select Equity Fund, the investment value is comprised of equity securities, investment companies, warrants and short-term investments. See the Clearwater Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations at March 31, 2022.
26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2022 (unaudited)
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
160,624	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$ 1,564,828	1,882,513
44,180	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			598,353	584,501
114,491	BLACKROCK MUNIHOLDINGS FUND INC			1,771,610	1,629,207
97,827	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,105,342	1,199,359
46,838	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			651,076	625,287
93,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,189,521	1,136,182
157,958	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			2,064,776	2,023,442
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	674,685
101,396	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,299,428	1,231,961
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,486,824
12,559	BLACKROCK MUNIYIELD QUALITY FUND INC			173,142	173,189
52,628	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			382,238	372,080
183,432	DWS MUNICIPAL INCOME TRUST			2,072,953	1,909,527
176,750	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,960,269	1,848,805
149,405	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,835,905	1,710,687
105,223	INVESCO MUNICIPAL TRUST			1,309,889	1,211,117
55,087	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			739,279	643,416
188,132	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,301,063	2,131,536
70,173	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			898,029	815,410
96,437	INVESCO VALUE MUNICIPAL INCOME TRUST			1,468,281	1,344,332
83,434	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,215,972	1,233,989
345,957	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			4,713,175	4,545,875
81,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,258,443	1,097,133
84,266	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,197,701	1,137,591
320,957	NUVEEN QUALITY MUNICIPAL INCOME FUND			4,690,416	4,287,986
	Sub-total Closed-End Funds:			38,763,577	36,936,634	5.30%
Municipal Bonds:
Alabama
500,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	500,000	453,741
965,000	STADIUM TRACE VLG IMPT DIST DEV INCENTIVE ANTIC BONDS	3/1/2036	3.63	965,000	844,606
				1,465,000	1,298,347	0.19%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	14,437
				350,000	14,437	0.00%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2030	6.75	1,239,018	1,375,541
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2050	7.75	1,237,685	1,415,069
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2051	6.00	400,000	414,680
700,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	720,212	711,603
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	555,588	449,890
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	909,024	972,846
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	515,534	533,176
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	987,501	1,055,006
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	9/1/2045	5.00	1,039,640	1,020,597
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,501,029	2,513,775
600,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	12/1/2026	5.25	600,000	616,050
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	8,162	10,039
1,370,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	6/15/2035	5.38	1,423,964	1,430,527
690,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	690,000	701,843
435,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	434,480	435,013
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	502,052	517,448
				13,763,889	14,173,103	2.03%
Arkansas
985,000	MOUNTAIN HOME AR SALES & USE TAX REVENUE	9/1/2038	2.00	985,000	800,890
28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arkansas (Cont'd):
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	$ 974,400	1,013,528
				1,959,400	1,814,418	0.26%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(d)	8/1/2039	0.00	2,023,432	2,586,613
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,005,106	1,046,743
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(d)	8/1/2046	0.00	734,608	1,188,642
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	5/15/2029	3.13	650,000	627,189
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2051	5.00	525,629	518,918
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2056	5.00	522,490	516,945
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,488,550	1,737,966
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	10/1/2042	6.00	755,863	767,304
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	996,705	1,270,776
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	999,360	1,157,720
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,103,119	1,364,106
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	744,327	753,115
1,000,000	ENCINITAS CA UNION SCH DIST (Step to 6.75% on 8/1/2022)(d)	8/1/2035	0.00	977,542	1,326,343
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,153,623	1,482,122
1,500,000	HARTNELL CA CMNTY CLG DIST (Step to 7.00% on 8/1/2022)(d)	8/1/2034	0.00	1,465,790	1,787,267
3,500,000	HEALDSBURG CA UNIF SCH DIST (Step to 4.60% on 8/1/2022)(d)	8/1/2037	0.00	3,442,839	3,728,788
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	998,213	1,253,176
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,005,556	1,148,222
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	746,846	821,445
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,999,349	2,659,974
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	996,392	1,180,405
750,000	REEF-SUNSET CA UNIF SCH DIST	8/1/2038	4.85	749,691	811,263
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,005,229	1,064,201
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,547,583	1,598,781
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(e)	6/1/2039	0.92	350,000	327,831
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	500,885
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,494,679	1,519,795
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,009,927	1,041,374
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	504,179
2,110,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,108,609	2,408,708
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,485,633	1,536,492
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(d)	8/1/2041	0.00	776,542	1,021,987
				35,863,232	41,259,275	5.92%
Colorado
500,000	BASELINE MET DIST #1 CO SPL REVENUE	12/1/2051	5.00	530,624	494,626
1,000,000	BRIGHTON CROSSING MET DIST #6 CO	12/1/2050	5.00	1,015,330	1,005,569
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,305	667,863
830,000	CHAMBERS HIGHPOINT MET DIST #2 CO	12/1/2051	5.00	876,546	779,255
500,000	CLEAR CREEK TRANSIT MET DIST #2 CO	12/1/2050	5.00	520,630	492,477
1,400,000	COLLIERS HILL MET DIST #2 CO	12/15/2047	6.00	1,400,000	1,336,370
650,000	COLORADO EDUCTNL & CULTURAL AUTH REVENUE	10/1/2061	4.00	675,219	625,329
29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	$ 995,562	1,002,304
600,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	5/15/2030	3.50	600,000	567,394
1,250,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2048	5.00	1,300,235	1,370,204
735,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	5/15/2049	5.00	780,463	700,382
1,000,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2050	4.00	1,048,504	1,059,082
1,670,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	5/15/2058	5.00	1,723,740	1,546,847
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	990,602	1,032,801
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	777,998	764,166
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	769,928
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,284,801
1,000,000	DIATC MET DIST CO(b)	12/1/2049	5.00	1,049,259	1,018,918
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,001,160
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,031,683
500,000	HASKINS STATION CO MET DIST	12/1/2039	5.00	515,965	512,225
500,000	HUNTERS OVERLOOK METRO DIST #5 CO	12/1/2049	5.00	522,419	518,664
500,000	JOHNSTOWN VLG MET DIST #2 CO	12/1/2050	5.00	503,392	502,563
655,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	646,140	599,306
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	398,930
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(d)	12/1/2051	0.00	1,632,725	1,522,339
500,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2051	5.00	527,308	494,475
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,647	1,013,342
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	785,807	752,636
583,045	MOUNT CARBON CO MET DIST REVENUE (Step to 0.00% on 6/1/2033)(d)	6/1/2043	7.00	583,045	540,728
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	44,000
650,000	PEAK MET DIST #1 CO(b)	12/1/2051	5.00	675,564	652,607
650,000	PRONGHORN VLY MET DIST CO	12/1/2051	4.00	650,000	564,469
550,000	RAINDANCE MET DIST #2 CO	12/1/2039	5.00	590,295	562,082
1,400,000	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,347,487	1,143,399
500,000	RIVERVIEW MET DIST CO	12/1/2051	5.00	534,235	480,187
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	518,205
1,000,000	STC MET DIST #2 CO	12/1/2049	5.00	1,046,239	1,022,668
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,043,948	1,018,439
1,000,000	TRANSPORT MET DIST #3 CO	12/1/2041	5.00	1,022,724	1,050,134
750,000	TRANSPORT MET DIST #3 CO	12/1/2051	5.00	754,334	770,218
1,000,000	TREE FARM MET DIST CO(b)	12/1/2041	4.50	1,000,000	914,392
670,000	VAUXMONT MET DIST CO	12/15/2050	3.25	670,000	653,788
1,000,000	WESTGATE MET DIST CO	12/1/2051	5.13	1,000,000	932,407
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	871,142
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,069,249	1,044,257
				39,303,540	37,648,761	5.40%
Connecticut
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2027	3.25	500,000	500,786
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2055	5.00	512,885	522,783
180,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.88	180,000	181,089
500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	500,000	505,849
30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Connecticut (Cont'd):
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	$ 2,033,426	2,003,710
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	591,512	129,808
650,000	STEEL POINT INFRASTRUCTURE IMPT DIST CT SPL OBLIG REVENUE(b)	4/1/2051	4.00	661,134	599,631
				4,978,957	4,443,656	0.64%
District of Columbia
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	500,912
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,001,883
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,001,174
665,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	626,707	675,654
1,250,000	DIST OF COLUMBIA REVENUE	7/1/2042	5.00	1,100,624	1,273,549
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,955,238
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,043,686
				8,727,331	8,452,096	1.21%
Florida
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,031,000	1,051,792
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	579,537	531,389
390,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	390,000	403,386
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE	5/1/2052	4.00	1,017,417	957,755
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	989,583	1,044,722
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	538,113
180,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	180,000	192,209
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,439,273
1,025,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	1,102,402	965,905
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	517,058	493,516
1,415,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	6/1/2056	5.00	1,526,943	1,437,781
945,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	1,008,925	870,559
750,000	CAPITAL TRUST AGY FL REVENUE(c)	4/1/2035	7.00	750,000	465,000
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	12/1/2035	6.75	1,745,953	542,500
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	7/1/2037	6.75	750,000	225,000
710,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(b)	5/1/2032	5.00	713,146	751,767
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	517,719	480,041
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(b)	5/1/2053	4.30	1,085,095	1,077,779
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2026	7.25	750,000	510,000
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2044	8.13	1,913,765	1,190,000
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,004,211	1,042,631
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,022,963	952,051
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	841,265	775,841
505,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	505,000	513,530
615,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	615,000	640,946
31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(b)	1/1/2049	7.38	$ 1,293,171	1,423,534
920,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/1/2040	5.00	945,572	942,737
460,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	7/1/2042	5.00	478,179	472,667
500,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2027	2.38	500,000	472,518
1,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	11/15/2030	5.00	1,000,000	952,155
2,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2050	5.25	2,036,509	2,173,129
1,350,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE	6/1/2051	5.00	1,489,372	1,412,511
310,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	310,000	312,723
135,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	135,000	135,475
860,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	860,000	880,324
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	1,000,000	946,377
640,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	640,000	639,861
2,445,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,445,000	1,933,313
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(b)	7/1/2048	4.00	1,045,335	1,001,620
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	1,016,763
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,028	647,633
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,844	651,092
700,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	700,000	760,422
1,500,000	HILLSBOROUGH CNTY FL UTILITY REFUNDING REVENUE	8/1/2051	2.50	1,496,250	1,179,591
1,000,000	HOLLYWOOD BEACH FL CMNTY DEV DIST REVENUE	10/1/2045	4.00	1,094,075	1,047,969
1,000,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	991,307	944,774
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,356	737,138
600,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	596,128	559,359
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	498,678	475,208
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,732	360,125
235,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	234,795	239,220
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	700,000	718,995
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,068,765
1,200,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,200,000	1,253,509
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	745,279	790,810
745,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	741,110	792,291
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	735,968
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,076,197
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	575,798	550,037
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	964,276
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	613,718
375,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	369,788	382,824
1,440,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	1,435,590	1,399,914
1,445,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	1,525,536	1,400,363
1,300,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	1,300,000	1,201,459
32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
265,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	$ 265,000	269,549
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	505,151	496,095
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	742,296	752,476
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,429	350,186
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	518,121	481,344
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	517,611	530,920
245,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	245,000	258,702
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,120,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	1,120,000	1,095,696
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	531,447
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,403,419	1,461,177
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	506,991	541,175
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,018,287	1,054,184
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	766,608	806,770
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,044,280	1,071,307
5,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	5,000	5,023
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,266,633	1,250,138
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,028,176	946,052
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	1,006,581	1,029,990
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,866,480	2,592,029
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2055	5.00	512,135	516,819
700,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2052	4.00	733,675	671,577
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,319	490,962
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	503,431	482,473
1,000,000	PINELLAS CNTY FL HSG FIN AUTH SF HSG REVENUE	3/1/2052	3.00	1,083,408	1,005,008
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	543,477	530,169
700,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	694,303	732,108
550,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	548,294	515,318
490,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	490,000	467,258
1,900,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,998,881	2,012,299
790,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2031	3.88	790,000	761,515
730,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	720,071	689,203
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	991,465	1,003,358
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,196,712	2,251,566
830,000	SEMINOLE CNTY FL INDL DEV AUTH EDUCTNL FACS REVENUE(b)	6/15/2051	4.00	919,470	778,271
150,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	147,448	158,788
600,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	631,986	576,468
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	85,523
33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
500,000	TOLOMATO FL CDD	5/1/2037	4.25	$ 500,000	515,057
50,000	TOLOMATO FL CDD (Step to 6.61% on 5/1/2022)(d)	5/1/2040	0.00	54,318	49,966
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(d)	5/1/2040	0.00	95,560	90,369
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,427,111	1,534,800
1,500,000	TOLOMATO FL CDD	5/1/2040	4.00	1,700,580	1,604,388
125,000	TOLOMATO FL CDD	5/1/2040	6.61	-	1
1,000,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2052	4.00	1,060,139	962,688
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	740,831
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	389,038	379,142
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,802	541,791
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,511,926
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	786,079	720,611
75,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	74,453	75,317
910,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	915,152	893,289
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	651,909	684,677
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	985,657	926,458
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,758	769,906
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	147,392
				101,007,492	95,762,403	13.73%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	503,719	518,228
1,350,000	COBB CNTY GA DEV AUTH(b)	12/1/2039	5.00	1,411,622	1,365,321
2,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	2,500,000	2,512,675
1,175,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	1,175,000	1,176,021
515,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	515,000	523,203
1,365,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	1,365,000	1,381,775
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,000,706	1,004,519
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,937,339	1,958,205
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	895,000	908,697
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,695,683
				13,053,386	13,044,327	1.87%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	124,480
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	523,683
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2033	4.00	744,365	680,153
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,028,692	846,836
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2051	3.75	1,000,000	830,077
				3,473,057	3,005,229	0.43%
Illinois
1,495,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,531,846	1,599,497
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,256,981	1,303,763
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,015,291	1,077,849
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,032,368	1,063,904
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,287	1,022,653
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,037,686	1,044,707
34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	$ 768,588	794,420
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	12,740
500,000	DECATUR IL	3/1/2034	5.00	504,534	525,996
830,000	EVANSTON ILL EDL FAC REVENUE(b)	4/1/2041	4.38	828,382	727,030
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,494,955	1,570,446
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	524,182
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,054,145
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	677,305	700,177
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	500,908	537,212
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	760,505	798,049
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	507,771	488,314
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,412,323	1,399,799
1,500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,551,707	1,536,378
1,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2044	3.15	1,000,000	979,751
2,500,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2061	3.00	2,500,000	2,072,607
160,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	160,000	160,841
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,054,453	1,096,049
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,535,688	1,570,957
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	511,747	552,336
1,000,000	LINCOLNWOOD IL TAX INCREMENT ALLOCATION REVENUE NTS COPS(b)	1/1/2041	4.82	1,000,000	914,443
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,007,257	1,060,747
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,090,896	1,113,774
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	350,000
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	514,482	527,538
500,000	RICHTON PARK IL PUBLIC LIBRARY DIST	12/15/2032	4.50	506,956	509,392
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	751,613
350,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	350,000	52,500
180,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2022	4.00	179,765	180,387
750,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2037	5.25	766,282	769,863
465,000	UPPER IL RIVER VLY DEV AUTH(b)	1/1/2045	5.00	488,217	463,087
685,000	WESTMONT IL PARK DIST(g)	12/1/2031	0.00	389,015	415,724
685,000	WESTMONT IL PARK DIST(g)	12/1/2033	0.00	340,209	364,450
				33,159,075	31,687,320	4.54%
Indiana
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,028,436
700,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	6/1/2051	5.00	773,050	704,043
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	989,909	1,070,871
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,725,641	1,552,053
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	510,634	532,313
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	988,548	1,066,273
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,021,751	1,077,903
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,465,078
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	587,594
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,809	629,119
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,002,276	1,034,762
				10,718,888	10,748,445	1.54%
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,583,291	1,562,672
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2048	5.00	1,678,533	1,539,362
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,109,458	883,144
500,000	IOWA ST HGR EDU LOAN AUTH	11/1/2030	5.00	516,992	519,771
				4,888,274	4,504,949	0.65%
Kansas
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,021,777	1,090,076
35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Kansas (Cont'd):
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	$ 929,916	885,871
				1,951,693	1,975,947	0.28%
Kentucky
305,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	302,481	305,972
				302,481	305,972	0.04%
Louisiana
580,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2031	4.00	606,257	573,401
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	1,064,716	929,072
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,003,353	1,040,145
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	1,048,894
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	673,235	666,240
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,008,032	1,051,502
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	700,000	761,534
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	1,053,360	950,020
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2039	5.50	600,000	643,675
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.00	900,000	822,266
750,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.40	750,000	747,848
1,250,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2046	4.00	1,250,000	1,101,636
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	518,484	538,971
350,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	2/15/2036	1.04	350,000	344,916
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	754,536	776,030
				12,481,973	11,996,150	1.72%
Maine
925,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	925,000	936,266
2,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2046	2.60	2,000,000	1,654,330
				2,925,000	2,590,596	0.37%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	500,801
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	1,000,000	849,278
1,250,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2056	2.95	1,250,000	1,047,900
1,250,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2048	4.00	1,222,917	1,317,776
2,500,000	MONTGOMERY CNTY MD HSG OPPNTYS COMMN MFH & RECONSTR DEV REVENUE	1/1/2051	2.85	2,500,000	2,118,102
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	522,225
36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Maryland (Cont'd):
545,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	$ 545,000	547,004
				7,517,917	6,903,086	0.99%
Massachusetts
4,000,000	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	4,000,000	3,395,055
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(b)	10/1/2047	5.00	737,080	743,866
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,513,961	1,547,614
400,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2034	3.63	403,482	396,352
1,000,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	1,000,000	908,928
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,446,425	1,383,239
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,709,564	1,343,805
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	270,947
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	276,414
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,021,947
2,210,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,210,000	2,214,401
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2046	2.80	2,000,000	1,724,318
500,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2063	2.80	500,000	392,210
500,000	ROWLEY MA	5/1/2027	4.00	500,000	501,240
				17,555,512	16,120,336	2.31%
Michigan
95,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	93,146	95,122
500,000	KALAMAZOO MI ECON DEV CORP	5/15/2043	5.00	528,375	525,836
775,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	769,200	690,345
650,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	653,234	576,421
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	746,356	771,049
500,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2042	5.00	505,956	508,650
1,850,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2035	4.10	1,850,000	1,901,215
600,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2042	3.75	600,000	605,637
1,650,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2043	4.00	1,650,000	1,682,323
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2044	3.25	1,430,625	1,391,306
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,055,622	919,740
2,250,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2054	3.50	2,316,864	2,085,945
1,750,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2056	2.70	1,750,000	1,368,233
565,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	565,000	498,919
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,877,122	4,204,710
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	5,042,135
375,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	375,000	375,414
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	763,338	792,531
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2040	4.00	833,311	752,955
				27,863,149	24,788,486	3.55%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	930,178	638,027
1,000,000	APPLE VY MN SENIOR HSG REVENUE	9/1/2058	5.00	980,000	1,003,059
37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Minnesota (Cont'd):
5,000,000	MINNESOTA ST HSG FIN AGY(e)(h)	1/1/2041	0.50	$ 5,000,000	5,000,000
2,210,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	2,099,455	2,032,074
				9,009,633	8,673,160	1.24%
Mississippi
500,000	MISSISSIPPI DEV BK SPL OBLIG(b)	11/1/2036	3.63	500,000	454,591
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	1,000,000	1,018,746
2,000,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2042	2.55	2,000,000	1,760,887
				3,500,000	3,234,224	0.46%
Missouri
480,000	JOPLIN MO INDL DEV AUTH SALES TAX REVENUE	11/1/2040	3.50	475,387	418,890
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	397,722	14,881
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	899,380	583,236
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,013,387	1,036,181
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	911,863	1,067,505
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,065,177	2,017,769
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	1,000,000	941,883
580,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	580,000	588,896
350,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	350,000	343,533
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	751,374	756,347
				8,444,290	7,769,121	1.11%
Montana
720,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	720,000	720,802
380,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	380,000	388,542
600,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	600,000	620,616
620,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	620,000	640,453
295,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	295,432	298,377
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	878,384
				3,615,432	3,547,174	0.51%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	6,640
165,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	165,000	164,981
				325,000	171,621	0.03%
Nevada
560,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	560,000	562,421
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2044	3.25	1,000,000	931,684
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	1,049,824
455,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	455,000	456,205
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	1,174,690
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2037	5.00	505,737	537,329
				5,250,737	4,712,153	0.68%
New Hampshire
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2051	2.60	1,000,000	813,824
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,538,540
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2061	2.85	1,000,000	798,797
				3,500,000	3,151,161	0.45%
38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Jersey
750,000	NEW JERSEY ST ECON DEV AUTH	6/15/2037	5.00	$ 772,343	830,768
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	527,365	545,394
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	784,318	801,537
2,500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	2,493,450	2,501,939
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,548	1,009,833
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,007,480
2,935,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,935,000	2,963,420
1,250,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,250,000	990,030
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	876,846	885,029
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	12/15/2039	4.00	523,295	517,280
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	504,834	539,981
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2046	4.00	1,113,953	1,014,978
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	703,656	755,672
				14,473,608	14,363,341	2.06%
New Mexico
1,135,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,135,000	1,153,387
610,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	610,000	613,952
550,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	550,000	560,577
705,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	706,054	719,685
790,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	790,000	755,289
725,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	725,000	738,757
1,445,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,480,871	1,315,414
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	792,056
2,000,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	2,000,000	1,652,404
2,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	2.80	2,000,000	1,657,764
				10,986,925	9,959,285	1.43%
New York
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	751,309	780,827
500,000	MET TRANSPRTN AUTH NY REVENUE	11/15/2027	5.00	513,593	509,787
660,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	599,349	643,224
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,002,257
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,015,593
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,046	608,037
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	3,036,266
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	967,634
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	1,005,884
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2055	3.00	1,000,000	857,840
2,500,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,500,000	1,906,372
2,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2060	2.80	2,000,000	1,563,797
2,500,000	NEW YORK CITY NY HSG DEV CORP REVENUE	8/1/2051	3.25	2,493,750	2,304,017
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,035,817	2,074,121
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,026,560
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,021,791
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	1,022,401
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,620,859
39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
5,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2056	2.75	$ 5,000,000	3,852,126
1,250,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2056	2.88	1,250,000	1,008,353
600,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2056	2.95	600,000	492,515
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,512,628
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	511,729
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,002,330
1,250,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2036	2.20	1,250,000	1,103,921
845,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	845,000	861,682
210,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	210,000	210,067
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,392,681
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	995,144	818,734
3,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,500,000	3,297,903
1,155,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,155,000	1,172,996
1,945,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,945,000	1,687,231
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,500,000	1,193,575
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,245,513	1,294,960
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE	7/1/2029	3.60	650,000	619,855
550,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	553,744	559,163
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2046	5.00	682,524	649,043
500,000	WESTERN REGL OFF-TRACK BETTING CORP REVENUE(b)	12/1/2041	4.13	494,327	445,615
				53,815,873	49,654,374	7.12%
North Carolina
1,750,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,750,000	1,753,943
340,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	336,642	317,748
675,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	680,818	692,225
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,484,881
440,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	440,000	448,929
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,065,173	1,092,411
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,636	631,901
				7,369,269	7,422,038	1.06%
North Dakota
500,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	501,230	480,000
1,030,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	1,030,000	964,495
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	1,000,000	850,666
1,000,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2053	4.00	1,051,690	1,053,206
				3,582,920	3,348,367	0.48%
Ohio
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REVENUE(b)	12/1/2055	4.00	508,668	459,276
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REVENUE(b)	12/1/2055	4.50	500,000	475,853
40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio (Cont'd):
965,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	$ 985,257	849,421
1,500,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,580,732	1,558,871
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,043,068	2,056,526
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(c)(f)	12/1/2037	6.50	750,000	255,000
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,534,494	1,579,848
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,034,027	1,826,827
535,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	485,378	535,099
4,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	4,000,000	3,525,768
595,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	595,000	602,222
720,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	720,000	730,958
3,830,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,857,464	3,023,309
2,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	2,000,000	1,664,450
1,000,000	REVERE OH LOCAL SCH DIST	12/1/2043	4.00	1,004,171	1,003,406
650,000	TOLEDO-LUCAS CNTY OH PORT AUTH PARKING SYS REVENUE	1/1/2046	4.00	704,819	643,083
				23,303,078	20,789,917	2.98%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,187,119	2,138,327
				2,187,119	2,138,327	0.31%
Oregon
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2047	5.00	970,850	1,034,035
500,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2055	5.38	501,776	523,739
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,009,337	1,028,637
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	503,260	504,588
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,024,459
565,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	565,000	566,329
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,810,332	1,641,849
830,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	830,000	837,094
1,240,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	1,252,125	1,220,592
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	965,194	918,775
650,000	YAMHILL CNTY OR HOSP AUTH	11/15/2056	5.00	738,035	647,840
				11,145,909	10,947,937	1.57%
Pennsylvania
375,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	10/1/2034	1.35	375,000	363,785
200,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(b)	10/15/2022	4.00	199,944	200,907
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	517,698	551,157
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,260,246	1,372,191
965,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2042	2.63	966,756	880,055
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,408,161
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,032,632	1,048,565
41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont'd):
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(e)	7/1/2039	1.30	$ 500,000	446,107
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,685,000	1,698,889
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,038,944	905,527
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	964,536
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,592,425
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2037	4.60	1,496,583	1,636,564
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2042	3.00	1,045,659	936,944
200,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	200,000	205,190
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	740,884	792,730
				15,759,346	15,003,733	2.15%
Rhode Island
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	753,297
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP REVENUE	4/1/2045	2.80	1,020,395	853,612
1,090,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	1,080,340	1,055,159
				2,850,735	2,662,068	0.38%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,500	670,998
750,000	SOUTH CAROLINA JOBS-ECON DEV AUTH(b)	7/1/2025	8.75	750,000	749,516
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2037	3.20	1,000,000	992,635
1,165,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,165,000	1,075,988
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	687,629	666,205
1,250,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP FACS REVENUE	12/1/2044	4.00	1,292,231	1,285,140
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)	6/1/2031	6.00	1,000,000	938,243
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,019,511	1,056,860
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,418,808	1,490,739
				8,980,679	8,926,324	1.28%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,729,214
				2,000,000	1,729,214	0.25%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(f)	6/1/2027	6.50	1,000,000	270,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	639,187
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REVENUE	10/1/2039	5.50	1,342,402	1,341,006
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2019	5.35	134,966	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	1,562
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2029	6.00	-	1
480,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	480,916	481,630
3,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.50	3,000,000	3,006,460
605,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	605,000	615,879
42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Tennessee (Cont'd):
580,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	$ 580,000	602,282
1,430,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	1,437,810	1,452,601
3,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.38	2,868,417	2,437,488
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.55	1,000,000	849,608
710,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	710,000	724,927
1,285,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	1,285,000	1,315,868
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2051	2.50	2,000,000	1,607,369
305,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	305,000	308,148
				17,906,373	15,654,391	2.24%
Texas
1,900,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2051	2.38	1,835,596	1,409,144
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	676,423	683,936
755,000	BEXAR CNTY TX HSG FIN CORP(i)	2/1/2035	3.75	755,000	765,491
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,007,901	2,028,801
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,003,524	834,202
1,000,000	CENTRL TX REGL MOBILITY AUTH REVENUE	1/1/2045	4.00	1,085,298	1,018,887
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	641,123	664,478
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,002,403	1,045,307
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,360,478	1,354,557
1,000,000	EAST DOWNTOWN TX REDEV AUTH	9/1/2040	3.00	1,047,690	924,294
420,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2031	3.00	420,000	381,603
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	690,240	590,777
1,500,000	EL PASO CNTY TX HOSP DIST	8/15/2043	5.00	1,540,132	1,558,075
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,016,923	1,071,991
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(d)	10/1/2035	0.00	1,380,750	1,647,125
2,000,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2050	3.00	2,146,245	1,750,756
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,007,284	1,054,992
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,503,041	1,525,932
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	747,400	755,634
1,000,000	MEADOWHILL TX REGL MUNI UTILITY DIST	10/1/2034	4.00	1,012,921	1,011,126
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(c)	2/15/2025	5.38	273,000	188,370
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,583	1,112,839
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,004,936	1,030,143
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	756,069	758,668
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	507,009	512,421
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,120,570	1,010,114
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,143,332	993,773
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(e)(j)	11/15/2061	2.00	1,000,000	531,803
670,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2049	5.00	685,038	678,895
43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
650,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX LEASE REVENUE	6/1/2032	4.00	$ 653,653	652,684
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX RETMNT CMNTY REVENUE(b)(g)	12/1/2025	0.00	1,000,000	1,082,395
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	635,340	354,750
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,116,274	1,159,638
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,899	852,235
550,000	SAN ANTONIO TX EDU FACS CORP REVENUE	10/1/2041	5.00	580,616	537,279
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,014,115	1,027,319
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,014,700	1,036,692
140,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	140,000	140,127
425,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2050	4.00	433,223	430,014
1,985,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	2,020,853	2,010,561
770,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	780,406	797,956
495,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	499,605	403,287
6,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	6,126,891	5,383,116
1,000,000	TEXAS ST MUNI PWR AGY REVENUE	9/1/2046	3.00	1,033,881	977,472
				48,165,365	45,739,659	6.56%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(b)	3/1/2051	4.00	1,010,112	878,495
850,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2041	4.00	875,789	725,315
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,033,220	1,586,986
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(b)	2/1/2041	4.13	500,000	445,822
500,000	ROAM PUBLIC INFRASTRUCTURE DIST #1(b)	3/1/2051	4.25	500,000	419,325
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2027	4.25	900,000	888,395
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	12/15/2031	3.50	896,324	805,551
45,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	45,000	45,074
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,599,239	1,649,036
				8,359,684	7,443,999	1.07%
Vermont
1,000,000	VERMONT ST ECON DEV AUTH MTGE REVENUE	5/1/2045	4.00	1,069,430	940,980
5,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	4,984	5,065
1,000,000	VERMONT ST HSG FIN AGY MULTI FAMILY	8/15/2041	2.50	1,000,000	873,590
660,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	654,473	643,907
				2,728,887	2,463,542	0.35%
Virginia
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	500,994
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	0.00	171,752	24,002
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(c)	9/1/2041	5.63	373,459	165,682
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,010,263
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	792,761
44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Virginia (Cont'd):
1,000,000	VIRGINIA ST HSG DEV AUTH	3/1/2052	3.25	$ 1,000,000	907,582
				4,045,211	3,401,284	0.49%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	687,465	776,881
400,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	400,000	418,463
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	1,469,790	1,478,690
1,000,000	KING CNTY WA HSG AUTH	8/1/2040	3.00	1,035,114	929,313
1,300,000	KING CNTY WA HSG AUTH	12/1/2041	2.25	1,249,737	1,059,690
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,032,417	1,027,123
1,000,000	SEATTLE WA HSG AUTH	6/1/2052	3.00	1,021,824	862,329
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	485,938	383,969
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	773,184	814,400
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	506,706	520,147
940,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	926,288	968,765
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,169	1,446,946
1,500,000	VANCOUVER WA HSG AUTH	12/1/2051	3.30	1,500,000	1,447,673
430,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2025	6.00	431,244	454,666
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2031	5.00	1,001,017	1,033,573
750,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2031	5.00	779,543	774,809
675,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2035	5.75	675,000	696,482
600,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2036	5.00	621,329	611,890
500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2038	5.00	530,011	541,837
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2044	5.00	1,070,580	1,015,095
				17,693,356	17,262,741	2.48%
West Virginia
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,526,250
2,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	2,000,000	1,604,867
				3,500,000	3,131,117	0.45%
Wisconsin
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2046	0.00	1,650	435
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2047	0.00	1,763	456
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2048	0.00	1,677	434
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2049	0.00	1,615	414
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2050	0.00	1,544	386
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2051	0.00	1,628	405
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(e)(f)(j)	7/1/2051	3.75	443,916	244,914
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2052	0.00	1,612	392
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2053	0.00	1,548	374
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2054	0.00	1,493	355
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2055	0.00	1,432	338
45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2056	0.00	$ 1,375	323
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(f)	7/1/2056	5.50	104,505	68,531
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2057	0.00	2,135	312
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2058	0.00	1,282	295
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2059	0.00	1,241	283
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2060	0.00	1,202	269
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2061	0.00	1,156	254
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2062	0.00	1,120	243
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2063	0.00	1,078	230
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2064	0.00	1,046	221
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2065	0.00	1,015	210
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2066	0.00	987	196
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2067	0.00	11,703	2,328
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	524,886	539,472
500,000	PUBLIC FIN AUTH WI HLTHCARE FACS REVENUE	7/1/2046	4.00	544,224	505,772
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,057,800	1,058,659
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(b)	2/1/2062	6.00	1,000,000	1,000,000
305,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	305,839	316,065
1,250,000	PUBLIC FIN AUTH WI REVENUE	6/1/2028	3.00	1,250,000	1,178,400
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)	11/1/2028	6.25	1,250,000	1,186,263
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	600,000
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	990,232	615,000
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(f)	12/1/2048	5.50	13,694	6,847
1,695,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	1,725,479	1,602,259
695,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	694,143	711,936
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	530,564	498,768
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	728,281	730,844
1,840,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	1,860,701	1,920,805
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,415,820	1,463,727
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	672,400	671,909
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,473,320	1,492,456
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/1/2057	5.13	1,500,000	1,437,712
500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2035	3.88	500,000	511,855
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2040	4.00	1,000,000	1,024,802
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2042	3.90	1,002,835	1,026,894
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2051	2.85	1,000,000	818,250
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	5/1/2055	4.15	1,500,000	1,537,815
2,500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2056	2.70	2,500,000	1,953,948
				26,229,941	24,733,056	3.55%
46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wyoming
1,615,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	$ 1,615,000	1,617,833
				1,615,000	1,617,833	0.23%
	Sub-total Municipal Bonds:			663,653,616	632,188,500	90.64%
Short-Term Investments:
26,663,420	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.17%(k)			26,663,420	26,663,420
	Sub-total Short-Term Investments:			26,663,420	26,663,420	3.82%
	Grand total			$ 729,080,613	695,788,554	99.76%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(d)	For step bonds, the coupon rate disclosed is the current rate in effect.
(e)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(f)	Restricted security that has been deemed illiquid. At March 31, 2022, the value of these restricted illiquid securities amounted to $3,321,947 or 0.48% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/35	12/2/15-1/21/16	$1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/37	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 5/15/26	12/16/13	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 8.13%, 5/15/44	6/27/17-4/12/18	1,961,290
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/27	5/24/17	1,000,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/37	10/27/17	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 0.00% - 5.50%, 1/1/46 - 1/1/67	3/26/18-3/8/22	49 - 443,916
PUBLIC FIN AUTH WI REVENUE, 5.50%, 12/1/48	3/26/19	13,694

(g)	Zero coupon bond.
(h)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(i)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.
(j)	These securities are remarketed by an agent, and the rates at which these securities are set are determined by general market conditions and supply and demand.
(k)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $28,762,724 with net purchases of $2,099,304 for the three months ended March 31, 2022.
47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	14.53%
Illinois	8.86
New York	7.54
Texas	6.94
California	6.26
Colorado	5.71
Michigan	3.76
Wisconsin	3.75
Ohio	3.16
Washington	2.62
Other	36.87
100.00%
At March 31, 2022, the Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
5-Year U.S. Treasury Note	280	$(32,113)	Short	6/22	$ 762
2-Year U.S. Treasury Note	133	(28,186)	Short	6/22	337
10-Year U.S. Treasury Note	252	(30,965)	Short	6/22	833
U.S. Treasury Long Bond	93	(13,956)	Short	6/22	369
					$2,301
Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that
48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2022.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 36,936,634	$ —	$ —	$ 36,936,634
Municipal Bonds
Alabama	—	1,298,347	—	1,298,347
Alaska	—	14,437	—	14,437
Arizona	—	14,173,103	—	14,173,103
Arkansas	—	1,814,418	—	1,814,418
California	—	41,259,275	—	41,259,275
Colorado	—	37,648,761	—	37,648,761
Connecticut	—	4,443,656	—	4,443,656
District of Columbia	—	8,452,096	—	8,452,096
Florida	—	95,762,403	—	95,762,403
Georgia	—	13,044,327	—	13,044,327
Idaho	—	3,005,229	—	3,005,229
Illinois	—	31,687,320	—	31,687,320
Indiana	—	10,748,445	—	10,748,445
Iowa	—	4,504,949	—	4,504,949
Kansas	—	1,975,947	—	1,975,947
Kentucky	—	305,972	—	305,972
Louisiana	—	11,996,150	—	11,996,150
Maine	—	2,590,596	—	2,590,596
Maryland	—	6,903,086	—	6,903,086
Massachusetts	—	16,120,336	—	16,120,336
Michigan	—	24,788,486	—	24,788,486
Minnesota	—	8,673,160	—	8,673,160
Mississippi	—	3,234,224	—	3,234,224
Missouri	—	7,769,121	—	7,769,121
Montana	—	3,547,174	—	3,547,174
Nebraska	—	171,621	—	171,621
Nevada	—	4,712,153	—	4,712,153
New Hampshire	—	3,151,161	—	3,151,161
New Jersey	—	14,363,341	—	14,363,341
New Mexico	—	9,959,285	—	9,959,285
New York	—	49,654,374	—	49,654,374
North Carolina	—	7,422,038	—	7,422,038
North Dakota	—	3,348,367	—	3,348,367
Ohio	—	20,789,917	—	20,789,917
Oklahoma	—	2,138,327	—	2,138,327
Oregon	—	10,947,937	—	10,947,937
Pennsylvania	—	15,003,733	—	15,003,733
Rhode Island	—	2,662,068	—	2,662,068
South Carolina	—	8,926,324	—	8,926,324
South Dakota	—	1,729,214	—	1,729,214
Tennessee	—	15,654,391	—	15,654,391
Texas	—	45,739,659	—	45,739,659
Utah	—	7,443,999	—	7,443,999
Vermont	—	2,463,542	—	2,463,542
Virginia	—	3,401,284	—	3,401,284
Washington	—	17,262,741	—	17,262,741
West Virginia	—	3,131,117	—	3,131,117
49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
	Level 1	Level 2	Level 3	Total
Wisconsin	$ —	$ 24,733,056	$ —	$ 24,733,056
Wyoming	—	1,617,833	—	1,617,833
Short-Term Investments	26,663,420	—	—	26,663,420
Total	$ 63,600,054	$ 632,188,500	$ —	$ 695,788,554
For the Clearwater Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$2,301,934	$ —	$ —	$ 2,301,934
The futures contracts outstanding at March 31, 2022 are considered Level 1 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.
50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2022 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
275,180	ADAIRS LTD.(b)	$ 331,893	613,636
68,309	AGL ENERGY LTD.	300,168	393,737
102,780	ALLIANCE AVIATION SERVICES LTD.(b)(c)	167,434	289,278
89,441	APA GROUP	554,557	709,273
5,740	ARISTOCRAT LEISURE LTD.	121,175	155,619
2,554	ASX LTD.	51,631	155,027
11,970	ATLASSIAN CORP. PLC, CLASS A(c)	4,485,277	3,517,145
224,900	AURIZON HOLDINGS LTD.	585,735	617,553
20,315	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	198,864	416,302
445,000	BEACH ENERGY LTD.	647,241	514,829
179,910	BGP HOLDINGS PLC(c)(d)	-	-
39,006	BHP GROUP LTD.	1,009,522	1,519,281
37,600	BLUESCOPE STEEL LTD.	301,071	581,017
28,885	BRAMBLES LTD.	150,170	213,000
49,542	CEDAR WOODS PROPERTIES LTD.	234,956	171,854
971	COCHLEAR LTD.	35,893	161,767
23,914	COLES GROUP LTD.	211,394	318,744
16,636	COMMONWEALTH BANK OF AUSTRALIA	620,849	1,306,303
10,780	COMPUTERSHARE LTD.	137,330	197,221
23,449	CROWN RESORTS LTD.(c)	150,432	222,876
41,319	CSL LTD.	2,741,198	8,205,826
14,184	DEXUS	62,970	115,432
29,035	EVOLUTION MINING LTD.	81,522	94,344
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,491,308
23,925	GOODMAN GROUP	106,665	406,360
35,107	GPT GROUP (THE)	96,585	135,041
1,039,600	GRANGE RESOURCES LTD.	584,855	853,280
193,100	INGHAMS GROUP LTD.	550,899	439,067
26,295	INSURANCE AUSTRALIA GROUP LTD.	61,991	85,630
5,256	LENDLEASE CORP. LTD.	26,287	43,683
7,819	MACQUARIE GROUP LTD.	175,414	1,176,201
28,402	MEDIBANK PVT LTD.	67,643	65,035
174,400	METCASH LTD.	556,523	589,082
573,700	MOUNT GIBSON IRON LTD.	260,031	264,837
65,974	NATIONAL AUSTRALIA BANK LTD.	978,710	1,584,824
403,300	NEW HOPE CORP. LTD.(b)	712,713	1,016,553
16,117	NEWCREST MINING LTD.	209,242	319,948
21,876	NORTHERN STAR RESOURCES LTD.	139,109	173,377
8,784	ORICA LTD.	76,517	104,025
38,563	ORIGIN ENERGY LTD.	127,461	178,447
378,300	PACT GROUP HOLDINGS LTD.	787,238	655,757
130,120	PEXA GROUP LTD.(c)	1,693,449	1,713,074
256,036	QANTAS AIRWAYS LTD.(c)	746,678	983,694
2,805	RAMSAY HEALTH CARE LTD.	60,296	135,848
169,500	REGIS RESOURCES LTD.	501,445	265,018
18,171	RIO TINTO LTD.	570,958	1,609,649
166,442	SANTOS LTD.	487,263	957,075
186,510	SCENTRE GROUP	296,462	422,383
22,739	SEEK LTD.	233,310	500,353
102,600	SMARTGROUP CORP. LTD.	452,529	652,342
39,820	SONIC HEALTHCARE LTD.	470,951	1,048,545
57,859	SOUTH32 LTD.	37,235	215,456
33,184	STOCKLAND	95,300	104,750
75,800	SUPER RETAIL GROUP LTD.	517,213	580,805
30,856	TABCORP HOLDINGS LTD.	79,836	122,360
35,589	TELSTRA CORP. LTD.	100,418	104,956
60,497	TPG TELECOM LTD.	232,968	272,052
13,099	TRANSURBAN GROUP	36,728	131,968
12,261	TREASURY WINE ESTATES LTD.	49,081	105,025
1,313	WESFARMERS LTD.	31,731	49,335
38,203	WESTPAC BANKING CORP.	452,674	687,957
3,375	WISETECH GLOBAL LTD.	82,500	127,147
4,945	WOODSIDE PETROLEUM LTD.	77,259	117,984
		26,217,475	40,980,295	4.15%
Austria:
15,700	BAWAG GROUP A.G.(c)(e)	600,064	792,043
52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Austria (Cont'd):
1,821	ERSTE GROUP BANK A.G.	$ 28,050	66,045
93	IMMOFINANZ A.G.(c)	-	2,363
2,449	OMV A.G.	134,732	116,778
32,264	RAIFFEISEN BANK INTERNATIONAL A.G.	563,262	456,084
313	STRABAG S.E. (BEARER)	5,505	12,534
57,900	TELEKOM AUSTRIA A.G.(c)	422,512	447,052
631	UBM DEVELOPMENT A.G.	28,973	28,670
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	563,195
23,500	WIENERBERGER A.G.	561,499	706,536
		2,940,516	3,191,300	0.32%
Belgium:
7,478	AGEAS S.A./N.V.	117,910	376,335
28,756	ANHEUSER-BUSCH INBEV S.A./N.V.	1,351,426	1,724,766
19,000	BPOST S.A.(c)	195,697	125,754
102,700	ECONOCOM GROUP S.A./N.V.	381,201	455,992
623	ELIA GROUP S.A./N.V.	70,644	95,090
53,428	GROUPE BRUXELLES LAMBERT S.A.	4,843,367	5,540,741
4,347	KBC GROUP N.V.	101,356	312,634
21,394	ONTEX GROUP N.V.(c)	501,601	156,204
14,669	TELENET GROUP HOLDING N.V.	602,718	473,082
14,300	TESSENDERLO GROUP S.A.(c)	622,327	517,232
2,235	UCB S.A.	146,706	267,557
1,644	UMICORE S.A.	50,648	71,016
		8,985,601	10,116,403	1.03%
Brazil:
129,000	CAMIL ALIMENTOS S.A.(c)	274,164	261,465
174,703	CI&T, INC., CLASS A(c)	2,449,249	2,798,742
586,380	EMPREENDIMENTOS PAGUE MENOS S/A(c)	922,185	1,188,512
301,200	GRUPO SBF S.A.(c)	1,436,259	1,600,563
1,803,500	MAGAZINE LUIZA S.A.(c)	1,991,311	2,583,437
259,108	TELEFONICA BRASIL S.A. ADR(b)(f)	3,007,062	2,914,965
106,600	VIBRA ENERGIA S.A.	500,792	523,479
		10,581,022	11,871,163	1.20%
Canada:
7,302	AGNICO EAGLE MINES LTD.	322,984	446,810
4,547	AIR CANADA(c)	78,172	88,201
218,000	ALIMENTATION COUCHE-TARD, INC.	6,653,834	9,821,029
74,300	ARTIS REAL ESTATE INVESTMENT TRUST	683,401	776,788
163,600	B2GOLD CORP.	818,860	751,161
83,320	BALLARD POWER SYSTEMS, INC.(b)(c)	800,983	969,728
10,519	BANK OF MONTREAL	1,058,949	1,237,812
18,568	BANK OF NOVA SCOTIA (THE)	1,109,901	1,330,795
41,229	BARRICK GOLD CORP.	613,303	1,011,347
25,598	BCE, INC.	1,321,780	1,418,983
1,075	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	6,823	60,813
180	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A (TORONTO EXCHANGE)	10,610	10,177
11,000	BRP, INC. (SUB VOTING)	430,510	900,660
72,917	CAE, INC.(c)	1,639,909	1,897,948
1,750	CAMECO CORP.	35,170	50,925
7,128	CANADIAN IMPERIAL BANK OF COMMERCE	333,238	867,406
7,708	CANADIAN NATIONAL RAILWAY CO.	230,603	1,033,951
84	CANADIAN NATIONAL RAILWAY CO. (TORONTO EXCHANGE)	10,301	11,268
102,074	CANADIAN PACIFIC RAILWAY LTD.	2,724,902	8,425,188
7,084	CANADIAN TIRE CORP. LTD., CLASS A	817,392	1,069,612
15,070	CARGOJET, INC.	1,503,836	2,291,329
47,300	CASCADES, INC.	494,913	485,051
1	CENOVUS ENERGY, INC.	7	17
45,100	CENTERRA GOLD, INC.	366,388	443,370
2,821	CGI, INC.(c)	233,508	225,200
57,700	CI FINANCIAL CORP.	896,767	916,628
395	CONSTELLATION SOFTWARE, INC.	393,628	675,211
151,400	CORUS ENTERTAINMENT, INC., CLASS B	490,896	595,839
25,354	DESCARTES SYSTEMS GROUP (THE), INC.(c)	1,014,572	1,856,299
35,929	DOCEBO, INC.(c)	2,003,474	1,857,163
53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
6,582	DOLLARAMA, INC.	$ 86,132	373,286
7,455	ECN CAPITAL CORP.	17,223	39,775
3,030	EMERA, INC.	140,733	150,197
3,392	EMPIRE CO. LTD., CLASS A	104,466	120,307
45,720	ENBRIDGE, INC.	1,763,977	2,104,696
72,100	ENERPLUS CORP.	414,689	913,542
519	FAIRFAX FINANCIAL HOLDINGS LTD.	196,445	283,145
4,042	FIRST QUANTUM MINERALS LTD.	77,355	139,933
14,042	FIRSTSERVICE CORP.	1,476,518	2,031,128
1,721	FORTIS, INC.	64,186	85,117
794	GEORGE WESTON LTD.	63,112	97,777
2,516	GREAT-WEST LIFECO, INC.	76,522	74,143
19,500	IA FINANCIAL CORP., INC.	882,358	1,185,614
3,092	INTACT FINANCIAL CORP.	412,038	456,869
1,100	INTERNATIONAL PETROLEUM CORP.(c)	2,833	10,371
21,600	INTERTAPE POLYMER GROUP, INC.	497,186	685,588
32,480	KINROSS GOLD CORP.	61,298	190,982
20,325	LIGHTSPEED COMMERCE, INC.(c)	540,752	619,919
3,403	LOBLAW COS. LTD.	155,368	305,362
15,294	LULULEMON ATHLETICA, INC.(c)	2,871,685	5,585,828
277	MAGNA INTERNATIONAL, INC.	9,643	17,814
24,186	MANULIFE FINANCIAL CORP.	449,406	515,777
7,874	METRO, INC.	287,459	453,236
19,328	NATIONAL BANK OF CANADA	618,005	1,481,584
4,250	NUTRIEN LTD.	71,440	441,957
2,697	OPEN TEXT CORP.	115,276	114,361
1,612	PARKLAND CORP.	43,114	47,671
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	552,654
2,913	POWER CORP. OF CANADA	95,681	90,176
8,326	RESTAURANT BRANDS INTERNATIONAL, INC.	485,635	486,446
27,894	RIOCAN REAL ESTATE INVESTMENT TRUST	306,276	562,945
11,680	ROYAL BANK OF CANADA	1,030,349	1,287,954
12,578	ROYAL BANK OF CANADA (TORONTO EXCHANGE)	1,391,131	1,384,823
41,205	SAPUTO, INC.	1,000,632	975,947
1,375	SHOPIFY, INC., CLASS A(c)	371,506	929,905
4,867	SHOPIFY, INC., CLASS A (NEW YORK EXCHANGE)(c)	997,549	3,289,897
200	SUN LIFE FINANCIAL, INC.	2,787	11,166
111,263	SUNCOR ENERGY, INC.	1,888,895	3,622,289
24,355	SUNCOR ENERGY, INC. (NEW YORK EXCHANGE)	513,659	793,729
3,874	TC ENERGY CORP.	114,260	218,498
1	TECK RESOURCES LTD., CLASS B	3	40
38,842	TELUS CORP.	798,717	1,014,742
15,412	THOMSON REUTERS CORP.	1,544,448	1,673,296
12,149	TORONTO-DOMINION BANK (THE)	564,869	964,874
31,200	TOURMALINE OIL CORP.	584,707	1,437,523
416	TRISURA GROUP LTD.(c)	490	11,437
31,500	WAJAX CORP.	462,770	497,892
1,844	WEST FRASER TIMBER CO. LTD.	128,613	151,721
26,600	WESTSHORE TERMINALS INVESTMENT CORP.	397,133	704,922
296	WHEATON PRECIOUS METALS CORP.	3,631	14,084
2,517	WSP GLOBAL, INC.	284,375	334,036
22,474	YAMANA GOLD, INC.	41,329	125,405
		51,951,514	81,189,089	8.23%
Chile:
1,115,900	AGUAS ANDINAS S.A., CLASS A	339,399	238,256
5,893,187	ENEL CHILE S.A.	532,931	176,017
198,200	VINA CONCHA Y TORO S.A.	327,546	319,720
		1,199,876	733,993	0.07%
China:
290,000	AGILE GROUP HOLDINGS LTD.(b)	352,847	146,164
49,579	AIRTAC INTERNATIONAL GROUP	941,325	1,598,619
368,576	ALIBABA GROUP HOLDING LTD.(c)	7,445,220	5,044,804
270,599	ANGEL YEAST CO. LTD., CLASS A	1,865,747	1,769,264
427,500	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,281,430	2,190,930
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	186,467
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	224,010
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	638,593
54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
China (Cont'd):
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	$ 329,834	669,491
479,500	HENGAN INTERNATIONAL GROUP CO. LTD.	3,265,027	2,213,412
361,500	LI NING CO. LTD.	4,588,858	3,098,408
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	390,786
186,100	SHENZHOU INTERNATIONAL GROUP HOLDINGS LTD.	3,865,718	2,482,185
164,700	TRIP.COM GROUP LTD.(c)	4,270,824	3,879,624
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,185	345,510
		30,997,508	24,878,267	2.52%
Czech Republic:
701	PHILIP MORRIS CR A.S.	402,293	552,333
		402,293	552,333	0.06%
Denmark:
110,580	ALK-ABELLO A/S(c)	1,564,827	2,434,898
48	AP MOLLER - MAERSK A/S, CLASS A	45,328	141,847
111	AP MOLLER - MAERSK A/S, CLASS B	176,266	334,571
1,537	CARLSBERG A/S, CLASS B	70,497	187,659
1,178	CHR HANSEN HOLDING A/S	71,480	86,567
1,500	COLOPLAST A/S, CLASS B	27,666	227,179
22,200	D/S NORDEN A/S	318,702	775,468
16,105	DANSKE BANK A/S	219,857	266,159
4,348	DEMANT A/S(c)	81,241	196,689
26,641	DSV A/S	2,379,474	5,094,204
804	GENMAB A/S(c)	100,710	291,258
4,376	GN STORE NORD A/S	251,886	213,552
6,944	ISS A/S(c)	96,080	122,890
69,858	NOVO NORDISK A/S, CLASS B	5,430,747	7,736,541
2,460	NOVOZYMES A/S, CLASS B	38,505	168,366
864	ORSTED A/S(e)	68,168	108,796
2,600	PANDORA A/S	18,150	245,986
12,200	PER AARSLEFF HOLDING A/S	552,758	470,723
28,771	ROYAL UNIBREW A/S	2,397,107	2,674,285
4,300	SOLAR A/S, CLASS B	269,282	474,146
3,250	TOPDANMARK A/S	33,362	181,838
6,719	TRYG A/S	159,800	162,900
16,810	VESTAS WIND SYSTEMS A/S	160,514	496,317
		14,532,407	23,092,839	2.34%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	212,409
		244,707	212,409	0.02%
Finland:
2,770	ELISA OYJ	86,574	166,947
46,314	HARVIA OYJ(b)	2,612,043	1,851,658
27,200	KEMIRA OYJ	447,150	355,410
5,584	KESKO OYJ, CLASS B	30,705	154,124
5,273	KONE OYJ, CLASS B	105,699	276,176
21,225	NESTE OYJ	67,704	966,944
188,570	NOKIA OYJ(c)	913,102	1,038,057
458,826	NOKIA OYJ ADR(c)(f)	1,968,923	2,505,190
2,767	NOKIAN RENKAAT OYJ	44,372	44,820
12,792	NORDEA BANK ABP	143,705	131,729
1,960	ORION OYJ, CLASS B	49,561	88,939
14,718	QT GROUP OYJ(c)	1,186,785	2,034,565
18,590	STORA ENSO OYJ (REGISTERED)	105,291	363,738
11,934	UPM-KYMMENE OYJ	99,929	389,414
1,849	VALMET OYJ	14,443	57,397
		7,875,986	10,425,108	1.06%
France:
623	AEROPORTS DE PARIS(c)	73,144	93,301
1,667	AIR LIQUIDE S.A.	278,426	291,624
11,117	AIRBUS S.E.(c)	377,031	1,343,751
4,707	ARKEMA S.A.	419,345	561,558
35,078	AXA S.A.	548,261	1,024,415
12,473	BNP PARIBAS S.A.	804,003	710,178
135	BOUYGUES S.A.	5,017	4,706
3,062	CAPGEMINI S.E.	111,713	681,121
55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
4,138	CARREFOUR S.A.	$ 71,969	89,769
19,252	CIE DE SAINT-GOBAIN	430,348	1,145,688
3,235	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	167,080	437,026
37,390	COFACE S.A.	449,179	448,085
7,706	COVIVIO	482,654	611,391
29,989	CREDIT AGRICOLE S.A.	267,369	358,283
150,762	DANONE S.A.	9,597,594	8,305,160
11,220	DASSAULT SYSTEMES S.E.	518,528	552,865
1,736	EDENRED	25,484	85,820
752	EIFFAGE S.A.	68,363	77,078
37,377	ENGIE S.A.	497,381	489,953
591	ESSILORLUXOTTICA S.A.	53,785	109,497
4,734	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	862,031	864,168
2,901	EURAZEO S.E.	76,265	243,807
3,561	EUROFINS SCIENTIFIC S.E.	313,124	353,012
564	GECINA S.A.	51,331	70,965
9,197	GETLINK S.E.	70,409	165,632
554	HERMES INTERNATIONAL	790,351	785,784
3,399	INFOTEL S.A.	145,404	202,984
8,900	IPSEN S.A.	736,413	1,111,775
9,500	KAUFMAN & BROAD S.A.	362,957	313,867
2,054	KERING S.A.	949,975	1,297,508
4,545	KLEPIERRE S.A.(c)	71,744	120,843
4,848	LEGRAND S.A.	109,851	460,885
6,278	L'OREAL S.A.	666,258	2,512,869
12,901	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,261,052	9,186,411
58,600	MERCIALYS S.A.	617,151	579,611
14,296	MERSEN S.A.	465,081	527,127
14,900	NEXITY S.A.	742,412	523,418
10,677	ORANGE S.A.	120,089	126,253
21,310	PERNOD RICARD S.A.	3,306,761	4,673,754
319	PUBLICIS GROUPE S.A.	20,425	19,378
23,074	RENAULT S.A.(c)	423,958	603,146
14,200	ROTHSCHILD & CO.	637,550	559,846
46,548	SAFRAN S.A.	5,264,493	5,470,796
19,751	SANOFI	1,189,848	2,014,291
278	SCHNEIDER ELECTRIC S.E.	8,838	46,467
32,368	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	4,317,654	5,404,047
2,931	SCOR S.E.	67,803	94,205
725	SEB S.A.	114,725	101,130
7,067	SES S.A.	53,499	64,331
15,656	SOCIETE GENERALE S.A.	245,695	418,825
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	183,228
7,150	SODEXO S.A.(c)	647,363	583,735
4,719	SODEXO S.A.(c)	415,153	385,265
42,088	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	3,645,411	3,416,830
12,095	SOITEC(c)	1,385,507	2,269,236
51,800	TELEVISION FRANCAISE 1	458,222	502,504
1,413	THALES S.A.	81,763	178,426
22,043	TOTALENERGIES S.E.	800,364	1,118,434
1,857	UBISOFT ENTERTAINMENT S.A.(c)	88,666	81,752
2,499	UNIBAIL-RODAMCO-WESTFIELD(c)	178,199	186,957
3,269	VALEO	58,895	60,061
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	431,223
10,500	VICAT S.A.	406,419	354,787
8,179	VINCI S.A.	345,228	836,202
1,402	VIVENDI S.E.	9,841	18,298
6,004	WENDEL S.E.	462,932	610,891
		49,545,823	67,556,233	6.84%
Georgia:
26,000	BANK OF GEORGIA GROUP PLC	447,200	404,909
		447,200	404,909	0.04%
Germany:
4,013	ADIDAS A.G.	197,775	937,101
11,525	ALLIANZ S.E. (REGISTERED)	1,427,351	2,752,107
38,556	AROUNDTOWN S.A.	192,935	221,473
56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
6,098	AURUBIS A.G.	$ 286,000	728,876
13,539	BASF S.E.	453,717	772,059
9,247	BAYER A.G. (REGISTERED)	437,916	632,654
8,787	BAYERISCHE MOTOREN WERKE A.G.	501,991	761,080
2,206	BEIERSDORF A.G.	146,950	231,809
1,188	BRENNTAG S.E.	43,546	96,061
15,078	COMMERZBANK A.G.(c)	111,177	115,127
1,042	CONTINENTAL A.G.(c)	51,317	75,161
23,800	CROPENERGIES A.G.	337,485	313,859
8,543	DAIMLER TRUCK HOLDING A.G.(c)	270,731	237,333
1,576	DELIVERY HERO S.E.(c)(e)	67,447	69,420
4,584	DEUTSCHE BOERSE A.G.	283,067	823,464
12,068	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(c)	79,151	97,835
54,300	DEUTSCHE PFANDBRIEFBANK A.G.(e)	673,490	660,585
18,572	DEUTSCHE POST A.G. (REGISTERED)	230,768	891,800
41,147	DEUTSCHE TELEKOM A.G. (REGISTERED)	518,426	768,508
82,454	E.ON S.E.	724,674	958,915
36,451	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	1,793,810	2,345,517
15,992	EVONIK INDUSTRIES A.G.	522,103	444,623
23,600	FREENET A.G.	557,311	632,622
76,432	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	5,720,815	5,125,726
5,544	FRESENIUS S.E. & CO. KGAA	99,810	203,998
1,537	GEA GROUP A.G.	63,629	63,503
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	317,353
2,246	HANNOVER RUECK S.E.	94,321	382,528
3,671	HEIDELBERGCEMENT A.G.	131,196	209,949
2,623	HOCHTIEF A.G.	110,564	177,058
21,681	INFINEON TECHNOLOGIES A.G.	131,828	740,697
6,898	JOST WERKE A.G.(e)	220,852	277,426
752	KNORR-BREMSE A.G.	76,361	57,774
19,417	MENSCH UND MASCHINE SOFTWARE S.E.	1,371,032	1,209,878
2,755	MERCEDES-BENZ GROUP A.G.	230,326	193,502
2,159	MERCK KGAA	96,589	452,157
1,070	MTU AERO ENGINES A.G.	207,703	248,611
3,177	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	403,285	851,011
19,095	PROSIEBENSAT.1 MEDIA S.E.	286,490	244,232
7,700	PUBLITY A.G.(b)(c)	286,657	210,326
6,900	RHEINMETALL A.G.	824,004	1,464,615
11,873	RWE A.G.	378,729	517,881
17,103	SAP S.E.	683,559	1,908,410
39,403	SCOUT24 S.E.(e)	2,676,811	2,260,322
13,327	SIEMENS A.G. (REGISTERED)	815,103	1,846,619
4,963	SIEMENS HEALTHINEERS A.G.(e)	287,514	307,749
3,600	SILTRONIC A.G.	264,192	369,945
12,747	STEICO S.E.	1,642,099	1,297,967
188,717	TELEFONICA DEUTSCHLAND HOLDING A.G.	459,389	515,456
141,527	TUI A.G.(b)(c)	292,424	445,843
4,171	UNIPER S.E.	46,925	107,273
17,300	UNITED INTERNET A.G. (REGISTERED)	656,976	594,994
404	VOLKSWAGEN A.G.	40,235	100,659
7,564	VONOVIA S.E.	341,426	353,672
3,110	ZALANDO S.E.(c)(e)	177,585	157,867
		29,471,187	38,782,990	3.93%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	122,049
		54,075	122,049	0.01%
Hong Kong:
793,800	AIA GROUP LTD.	5,182,410	8,310,636
73,500	BOC HONG KONG HOLDINGS LTD.	143,171	276,567
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	537,063
54,044	CK ASSET HOLDINGS LTD.	156,712	369,376
53,544	CK HUTCHISON HOLDINGS LTD.	316,935	392,566
37,500	CLP HOLDINGS LTD.	264,277	365,433
39,600	ESR CAYMAN LTD.(c)(e)	124,599	122,594
998,000	FIRST PACIFIC CO. LTD.	376,906	402,842
57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont'd):
47,000	GALAXY ENTERTAINMENT GROUP LTD.	$ 189,631	279,334
2,228,000	GEMDALE PROPERTIES & INVESTMENT CORP. LTD.	413,300	237,191
15,900	HANG SENG BANK LTD.	185,656	305,844
30,331	HENDERSON LAND DEVELOPMENT CO. LTD.	65,397	125,920
208,950	HONG KONG & CHINA GAS CO. LTD.	302,882	252,749
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	556,098
17,200	HONGKONG LAND HOLDINGS LTD.	81,506	83,904
1,300	JARDINE MATHESON HOLDINGS LTD.	71,070	71,303
134,000	KINGBOARD HOLDINGS LTD.	630,206	648,601
46,100	LINK REIT	133,041	392,928
51,500	MTR CORP. LTD.	202,949	277,935
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	318,186
172,123	PCCW LTD.	70,484	96,934
41,500	POWER ASSETS HOLDINGS LTD.	222,413	270,320
185,000	SHENZHEN INTERNATIONAL HOLDINGS LTD.	343,057	194,830
1,024,000	SSY GROUP LTD.	465,746	460,991
27,500	SUN HUNG KAI PROPERTIES LTD.	305,182	327,584
40,000	SWIRE PACIFIC LTD., CLASS A	207,758	244,089
30,000	TECHTRONIC INDUSTRIES CO. LTD.	425,702	483,294
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	313,786
469,800	VALUETRONICS HOLDINGS LTD.	216,550	185,259
626,000	VSTECS HOLDINGS LTD.	568,356	587,425
64,189	WH GROUP LTD.(e)	35,014	40,381
21,000	WHARF HOLDINGS (THE) LTD.	43,463	63,849
33,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	157,337	163,074
418,000	XINYI GLASS HOLDINGS LTD.	481,711	1,004,157
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	241,150
		14,166,676	19,004,193	1.93%
India:
511,000	CESC LTD.	527,922	509,722
32,394	COMPUTER AGE MANAGEMENT SERVICES LTD.	665,253	984,721
43,900	CYIENT LTD.	314,004	534,053
183,300	FIRSTSOURCE SOLUTIONS LTD.	97,782	300,560
249,400	GUJARAT STATE FERTILIZERS & CHEMICALS LTD.	419,137	528,675
457,700	HCL TECHNOLOGIES LTD.	3,774,339	6,988,790
136,800	HINDUSTAN PETROLEUM CORP. LTD.	526,789	484,683
524,752	INDIAN ENERGY EXCHANGE LTD.(e)	427,347	1,542,434
557,636	INDUS TOWERS LTD.(c)	2,246,580	1,616,357
40,400	JUBILANT INGREVIA LTD.	36,087	237,057
40,400	JUBILANT PHARMOVA LTD.	278,630	206,094
52,500	LG BALAKRISHNAN & BROS. LTD.	457,964	368,297
611,271	MARKSANS PHARMA LTD.	401,267	364,836
495,100	NAVA BHARAT VENTURES LTD.	815,180	914,575
454,600	NMDC LTD.	770,292	968,646
174,900	PCBL LTD. /INDIA	562,279	524,873
460,200	REDINGTON INDIA LTD.	919,384	875,738
1,107,100	SJVN LTD.	377,345	398,456
246,262	SYNGENE INTERNATIONAL LTD.(c)(e)	1,149,711	1,936,249
23,763	WNS HOLDINGS LTD. ADR(c)(f)	1,489,312	2,031,499
		16,256,604	22,316,315	2.26%
Indonesia:
4,097,000	ADARO ENERGY INDONESIA TBK PT	470,816	767,336
8,194,900	ERAJAYA SWASEMBADA TBK PT	345,258	330,208
1,094,700	INDOFOOD SUKSES MAKMUR TBK PT	488,225	453,137
2,022,800	MATAHARI DEPARTMENT STORE TBK PT	317,587	873,612
		1,621,886	2,424,293	0.25%
Ireland:
19,513	ACCENTURE PLC, CLASS A	2,423,778	6,580,369
72,249	CRH PLC	2,160,560	2,892,821
53,200	DALATA HOTEL GROUP PLC(c)	299,929	232,422
2,146	DCC PLC	158,386	166,326
170,637	EXPERIAN PLC	3,403,849	6,580,617
3,338	FLUTTER ENTERTAINMENT PLC - CDI(c)	436,611	382,888
22,709	ICON PLC(c)	3,284,839	5,523,283
11,485	JAMES HARDIE INDUSTRIES PLC - CDI	103,360	345,627
58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Ireland (Cont'd):
3,255	KERRY GROUP PLC, CLASS A	$ 214,084	363,693
506	KINGSPAN GROUP PLC	35,061	49,179
2,117	KINGSPAN GROUP PLC (EURONEXT DUBLIN EXCHANGE)	208,533	205,688
17,539	RYANAIR HOLDINGS PLC(c)	235,787	261,740
1,812	SMURFIT KAPPA GROUP PLC	50,441	80,313
		13,015,218	23,664,966	2.40%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	479,573
27,273	FIVERR INTERNATIONAL LTD.(c)	2,279,393	2,074,657
35,900	HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES LTD.	422,925	436,181
115,300	ICL GROUP LTD.	461,518	1,370,766
72,589	MAYTRONICS LTD.	1,758,942	1,415,942
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	1,129,805
46,068	NEOGAMES S.A.(c)	1,919,953	710,829
3,072	NICE LTD.(c)	169,095	672,493
5,800	RAMI LEVY CHAIN STORES HASHIKMA MARKETING 2006 LTD.	397,897	462,599
3,529	WIX.COM LTD.(c)	303,935	368,639
		8,418,667	9,121,484	0.92%
Italy:
416,800	A2A S.P.A.	806,512	714,183
21,262	ASSICURAZIONI GENERALI S.P.A.	276,719	486,508
33,941	ATLANTIA S.P.A.(c)	448,114	705,827
42,000	BANCA IFIS S.P.A.	804,497	860,626
25,272	BANCA MEDIOLANUM S.P.A.	87,322	215,241
84,847	ENEL S.P.A.	298,823	566,612
48,741	ENI S.P.A.	574,969	714,596
28,936	FERRARI N.V.	4,698,600	6,327,822
3,831	FINECOBANK BANCA FINECO S.P.A.	65,128	58,184
34,937	INTERPUMP GROUP S.P.A.	700,472	1,756,699
26,311	INTESA SANPAOLO S.P.A.	41,384	60,139
375,900	IREN S.P.A.	999,472	996,112
37,725	IVECO GROUP N.V.(c)	242,367	245,133
28,600	LA DORIA S.P.A.	361,264	520,581
77,659	LEONARDO S.P.A.(c)	617,417	773,885
14,266	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	130,639	144,543
128,788	SNAM S.P.A.	586,273	743,748
189,240	STEVANATO GROUP S.P.A.(c)	3,867,514	3,807,509
186,088	TECHNOPROBE S.P.A.(c)	1,216,097	1,371,027
101,713	TENARIS S.A.	698,505	1,532,965
40,944	TERNA - RETE ELETTRICA NAZIONALE	170,294	352,144
42,701	UNICREDIT S.P.A.	479,566	461,041
71,681	UNIPOL GRUPPO S.P.A.	376,844	392,302
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	281,790
		18,702,618	24,089,217	2.44%
Japan:
1,300	ABC-MART, INC.	47,898	48,965
30,600	ADEKA CORP.(b)	390,224	673,230
4,700	AEON CO. LTD.	52,433	100,269
600	AEON REIT INVESTMENT CORP.	728,822	741,618
2,300	AISIN CORP.	37,584	78,585
15,000	AJINOMOTO CO., INC.	116,767	425,956
2,500	ALFRESA HOLDINGS CORP.	24,420	34,720
2,400	ANA HOLDINGS, INC.(c)	50,566	50,106
23,000	ARCS CO. LTD.	480,595	399,002
5,500	ASAHI GROUP HOLDINGS LTD.	83,346	199,670
32,500	ASAHI KASEI CORP.	157,083	281,330
22,100	ASAHI YUKIZAI CORP.	276,792	360,754
37,000	ASTELLAS PHARMA, INC.	236,149	580,024
63,100	ASTENA HOLDINGS CO. LTD.	295,237	229,008
4,000	BANDAI NAMCO HOLDINGS, INC.	189,106	303,019
8,300	BAYCURRENT CONSULTING, INC.	1,225,260	3,009,253
13,800	BRIDGESTONE CORP.	205,726	534,080
32,100	BROTHER INDUSTRIES LTD.	541,898	584,549
48,400	BUNKA SHUTTER CO. LTD.	363,296	389,314
59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
1,300	CANON, INC.	$ 30,139	31,645
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	351,912
34,400	CHUGAI PHARMACEUTICAL CO. LTD.	792,283	1,150,450
28,400	CREDIT SAISON CO. LTD.(b)	361,395	300,858
27,500	CRESCO LTD.	342,183	439,497
4,000	DAI NIPPON PRINTING CO. LTD.	70,827	93,949
29,100	DAIICHI SANKYO CO. LTD.	150,922	638,409
4,600	DAIKIN INDUSTRIES LTD.	136,302	837,545
19,000	DAITRON CO. LTD.	328,045	293,164
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	261,258
17,500	DAIWA SECURITIES GROUP, INC.	60,410	99,089
28,000	DAIWABO HOLDINGS CO. LTD.(b)	223,879	375,725
8,200	DENSO CORP.	185,234	523,253
3,300	DENTSU GROUP, INC.	56,753	134,946
3,600	EAST JAPAN RAILWAY CO.	188,040	208,944
17,800	ECO'S CO. LTD.	285,796	297,136
4,000	EISAI CO. LTD.	143,665	185,372
28,300	ELEMATEC CORP.	262,160	241,014
20,500	ENEOS HOLDINGS, INC.	76,331	77,050
20,400	EXEDY CORP.	319,517	262,203
2,600	FANUC CORP.	182,941	457,232
1,300	FAST RETAILING CO. LTD.	188,734	667,845
50,120	FEED ONE CO. LTD.	432,664	274,898
34,200	FJ NEXT HOLDINGS CO. LTD.	337,056	276,660
31,700	FUJI CORP.	564,353	573,262
4,700	FUJI ELECTRIC CO. LTD.	61,631	234,409
36,100	FUJI PHARMA CO. LTD.	376,394	290,261
8,700	FUJIFILM HOLDINGS CORP.	163,215	532,238
2,300	FUJITSU LTD.	106,202	342,889
41,400	FUKUOKA FINANCIAL GROUP, INC.(b)	523,630	801,126
35,800	FURUNO ELECTRIC CO. LTD.	322,070	296,080
21,700	GMO PAYMENT GATEWAY, INC.	1,740,238	2,215,369
119,800	HACHIJUNI BANK (THE) LTD.(b)	476,117	397,561
3,000	HAMAMATSU PHOTONICS K.K.	52,686	159,665
2,200	HANKYU HANSHIN HOLDINGS, INC.	51,221	63,636
55,300	HASEKO CORP.	721,604	635,018
8,900	HINO MOTORS LTD.	70,088	52,073
341	HIROSE ELECTRIC CO. LTD.	29,327	49,549
19,000	HITACHI LTD.	295,895	952,061
7,000	HITACHI METALS LTD.(c)	55,542	117,123
5,400	HOYA CORP.	124,969	616,203
5,700	HULIC CO. LTD.	48,487	51,178
13,900	IDEMITSU KOSAN CO. LTD.(b)	334,248	383,484
26,100	INNOTECH CORP.	231,054	294,256
31,300	ITOCHU CORP.(b)	560,467	1,061,760
78,400	ITOHAM YONEKYU HOLDINGS, INC.	531,480	417,411
21,900	JACCS CO. LTD.	467,646	550,347
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.(b)	458,316	492,741
93,500	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	1,130,650	1,212,917
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	130,429
26,100	JAPAN POST HOLDINGS CO. LTD.	204,082	191,715
55,200	JEOL LTD.	3,250,539	3,056,526
2,300	JSR CORP.	66,413	67,816
18,900	KAGA ELECTRONICS CO. LTD.	477,103	500,707
4,500	KAJIMA CORP.	25,084	54,803
26,900	KANAMOTO CO. LTD.	620,666	439,960
57,300	KANDENKO CO. LTD.	547,713	390,958
12,300	KANEKA CORP.	387,968	355,525
2,000	KANSAI PAINT CO. LTD.	10,449	32,134
10,000	KAO CORP.	208,279	410,517
30,062	KDDI CORP.	247,625	987,425
1,200	KEIO CORP.	36,571	46,848
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	66,795
14,724	KEYENCE CORP.	1,708,059	6,845,599
6,000	KIKKOMAN CORP.	52,867	397,386
9,900	KIRIN HOLDINGS CO. LTD.	101,976	148,062
67,600	KITZ CORP.	466,295	380,058
60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
1,000	KOBAYASHI PHARMACEUTICAL CO. LTD.	$ 76,739	80,169
59,000	KOBE BUSSAN CO. LTD.	1,317,669	1,812,380
22,200	KOHNAN SHOJI CO. LTD.	670,131	633,756
2,300	KONAMI HOLDINGS CORP.	50,313	145,377
21,800	KUBOTA CORP.	139,630	408,706
6,900	KUREHA CORP.(b)	316,117	551,332
4,000	KYOCERA CORP.	133,049	224,835
5,000	KYOWA KIRIN CO. LTD.	54,616	116,002
14,900	KYUSHU RAILWAY CO.	317,651	304,664
27,900	LASERTEC CORP.	4,747,919	4,690,629
13,100	LINTEC CORP.	259,789	260,464
13,700	M3, INC.	363,769	495,824
1,900	MAKITA CORP.	46,157	60,854
7,100	MARUI GROUP CO. LTD.	41,710	130,155
7,700	MAZDA MOTOR CORP.	38,348	56,962
396,100	MEBUKI FINANCIAL GROUP, INC.	843,829	827,145
2,400	MEIJI HOLDINGS CO. LTD.	38,749	130,160
12,800	MELCO HOLDINGS, INC.	351,215	408,456
6,200	MERCARI, INC.(c)	176,315	160,779
8,700	MINEBEA MITSUMI, INC.	84,406	189,520
597	MIRAI CORP.	328,940	259,033
5,000	MISUMI GROUP, INC.	162,747	148,768
24,900	MITSUBISHI CHEMICAL HOLDINGS CORP.(b)	102,543	165,681
29,000	MITSUBISHI CORP.(b)	544,828	1,092,664
40,000	MITSUBISHI ELECTRIC CORP.	322,860	460,392
15,000	MITSUBISHI ESTATE CO. LTD.	173,227	223,087
9,200	MITSUBISHI GAS CHEMICAL CO., INC.(b)	84,078	156,200
26,600	MITSUBISHI HC CAPITAL, INC.	82,462	123,806
29,500	MITSUBISHI UFJ FINANCIAL GROUP, INC.	148,043	183,112
20,800	MITSUBOSHI BELTING LTD.(b)	335,754	344,083
14,000	MITSUI & CO. LTD.	128,045	381,356
7,400	MITSUI CHEMICALS, INC.(b)	87,469	186,410
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	492,106
3,900	MIZUHO FINANCIAL GROUP, INC.	51,106	49,920
37,000	MONEY FORWARD, INC.(c)	2,150,212	1,637,424
7,600	MONOTARO CO. LTD.	113,793	162,865
6,380	MS&AD INSURANCE GROUP HOLDINGS, INC.	134,923	207,289
37,400	MUGEN ESTATE CO. LTD.	216,786	154,964
11,000	MURATA MANUFACTURING CO. LTD.	171,994	727,162
20,200	NANTO BANK (THE) LTD.	470,557	325,284
151,900	NET PROTECTIONS HOLDINGS, INC.(b)(c)	1,923,279	868,208
12,300	NEXON CO. LTD.	201,476	294,330
3,800	NGK SPARK PLUG CO. LTD.	38,830	61,153
2,900	NH FOODS LTD.	69,814	98,644
16,700	NICHIAS CORP.	297,341	344,146
7,800	NIDEC CORP.	129,234	617,961
198,300	NIHON M&A CENTER HOLDINGS, INC.	3,025,904	2,755,680
16,600	NIKKON HOLDINGS CO. LTD.	337,754	277,521
6,500	NINTENDO CO. LTD.	2,088,867	3,279,658
22	NIPPON BUILDING FUND, INC.	90,970	124,932
1,700	NIPPON EXPRESS HOLDINGS, INC.	60,747	116,854
26	NIPPON PROLOGIS REIT, INC.	54,492	76,045
16,000	NIPPON SYSTEMWARE CO. LTD.	308,869	286,033
30,400	NIPPON TELEGRAPH & TELEPHONE CORP.(b)	342,697	883,328
3,100	NIPPON YUSEN K.K.	39,009	270,917
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	375,496
5,300	NISSAN CHEMICAL CORP.	61,593	311,063
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	51,235
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	84,267
2,800	NITORI HOLDINGS CO. LTD.	102,246	351,629
13,700	NITTO DENKO CORP.	881,440	981,842
7,000	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	259,155
115,600	NOMURA HOLDINGS, INC.(b)	418,073	484,420
32,900	NOMURA REAL ESTATE HOLDINGS, INC.	674,503	787,893
10,301	NOMURA RESEARCH INSTITUTE LTD.	53,983	336,897
16,700	NTT DATA CORP.	180,781	327,548
13,300	OBAYASHI CORP.	58,485	97,796
61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
15,500	OJI HOLDINGS CORP.	$ 77,242	77,058
51,100	OKAMURA CORP.	721,626	505,057
35,800	OKI ELECTRIC INDUSTRY CO. LTD.	358,218	247,104
33,200	OLYMPUS CORP.	211,415	630,747
1,100	OMRON CORP.	31,828	73,340
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	125,573
6,400	ORIENTAL LAND CO. LTD.	364,044	1,221,898
4,100	ORIX CORP.	74,445	81,832
5,500	OTSUKA HOLDINGS CO. LTD.	158,190	190,258
21,600	PANASONIC CORP.	133,086	209,177
4,100	PERSOL HOLDINGS CO. LTD.	37,131	91,904
129,500	PLAID, INC.(b)(c)	1,847,018	1,566,021
108,700	RAKUS CO. LTD.	1,683,197	1,454,583
8,400	RAKUTEN GROUP, INC.	40,327	66,221
7,900	RECRUIT HOLDINGS CO. LTD.	269,012	345,840
22,900	RENESAS ELECTRONICS CORP.(c)	246,018	264,980
184,100	RESONA HOLDINGS, INC.	558,258	788,359
1,200	RINNAI CORP.	52,047	89,845
16,700	RION CO. LTD.	361,265	318,083
600	ROHM CO. LTD.	24,642	46,633
34,600	SANKI ENGINEERING CO. LTD.	423,298	396,366
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	130,136
13,620	SBI HOLDINGS, INC.	110,355	344,203
3,400	SECOM CO. LTD.	133,812	246,353
7,100	SEGA SAMMY HOLDINGS, INC.	66,480	122,549
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	301,505
12,800	SEKISUI CHEMICAL CO. LTD.	65,116	183,328
6,600	SEKISUI HOUSE LTD.	53,502	127,971
68,600	SEVEN & I HOLDINGS CO. LTD.	2,402,684	3,264,003
12,100	SHIFT, INC.(c)	2,383,410	2,119,941
4,000	SHIMADZU CORP.	25,419	137,739
1,500	SHIMANO, INC.	58,204	343,103
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,401,945
36,500	SHINOKEN GROUP CO. LTD.	314,113	306,549
5,500	SHIONOGI & CO. LTD.	144,687	337,776
5,800	SHISEIDO CO. LTD.	87,058	293,950
20,200	SK-ELECTRONICS CO. LTD.	355,639	136,231
1,300	SMC CORP.	300,071	726,067
48,800	SOFTBANK CORP.	627,313	570,364
37,200	SOFTBANK GROUP CORP.	425,837	1,673,149
7,300	SOMPO HOLDINGS, INC.	175,746	321,106
24,900	SONY GROUP CORP.	685,320	2,569,953
3,300	STANLEY ELECTRIC CO. LTD.	41,403	62,320
5,700	SUBARU CORP.	26,572	90,550
6,600	SUMCO CORP.	127,037	108,291
12,400	SUMITOMO CORP.	132,178	215,021
5,600	SUMITOMO ELECTRIC INDUSTRIES LTD.	44,717	66,601
42,800	SUMITOMO HEAVY INDUSTRIES LTD.	1,162,007	983,436
13,200	SUMITOMO MITSUI FINANCIAL GROUP, INC.	452,280	421,268
5,800	SUZUKI MOTOR CORP.	104,611	198,814
22,900	SWCC SHOWA HOLDINGS CO. LTD.	440,911	349,696
2,600	SYSMEX CORP.	51,707	188,797
20,100	T RAD CO. LTD.(b)	425,712	409,136
5,900	T&D HOLDINGS, INC.	71,902	80,044
2,200	TAISEI CORP.	19,821	63,598
67,900	TATSUTA ELECTRIC WIRE AND CABLE CO. LTD.	299,490	256,334
29,600	TDK CORP.	1,001,459	1,068,735
11,600	TERUMO CORP.	117,165	351,315
2,000	THK CO. LTD.	29,290	44,114
1,500	TOHO CO. LTD.	25,533	56,712
3,400	TOHO GAS CO. LTD.	81,221	75,779
14,700	TOKIO MARINE HOLDINGS, INC.	373,679	854,984
29,500	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(c)	78,305	97,532
3,300	TOKYO ELECTRON LTD.	135,391	1,694,465
4,700	TOKYO GAS CO. LTD.	81,162	86,096
23,900	TOKYO SEIMITSU CO. LTD.	999,876	949,023
51,200	TOKYO STEEL MANUFACTURING CO. LTD.(b)	317,332	485,903
62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
12,500	TOKYU CORP.	$ 103,448	162,358
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	109,773
3,800	TOPPAN, INC.	54,628	67,133
3,000	TOTO LTD.	30,029	120,505
75,200	TOYO CONSTRUCTION CO. LTD.(c)	312,593	476,077
3,000	TOYO SUISAN KAISHA LTD.	74,690	107,281
33,300	TOYOTA BOSHOKU CORP.(b)	638,507	542,325
4,000	TOYOTA INDUSTRIES CORP.	101,266	275,320
233,310	TOYOTA MOTOR CORP.(b)	1,594,403	4,179,400
1,900	TOYOTA TSUSHO CORP.	22,805	78,179
32,900	TPR CO. LTD.	424,011	349,401
21,900	TRANSCOSMOS, INC.	679,057	567,858
1,500	TREND MICRO, INC.	57,273	87,561
50,900	TSUGAMI CORP.	536,991	549,149
19,200	UBE INDUSTRIES LTD.(b)	387,205	312,968
7,700	UNICHARM CORP.	67,055	273,834
5,500	USS CO. LTD.	64,763	92,509
7,200	V TECHNOLOGY CO. LTD.	262,608	193,414
19,000	VALOR HOLDINGS CO. LTD.	422,334	328,243
2,800	WELCIA HOLDINGS CO. LTD.	48,069	68,893
4,100	WEST JAPAN RAILWAY CO.	134,756	170,175
1,300	YAKULT HONSHA CO. LTD.	22,252	69,387
16,300	YAMADA HOLDINGS CO. LTD.	56,674	50,700
83,700	YAMAGUCHI FINANCIAL GROUP, INC.	555,179	464,126
4,600	YAMAHA MOTOR CO. LTD.	46,377	103,091
4,000	YAMAZAKI BAKING CO. LTD.	44,679	49,180
5,000	YASKAWA ELECTRIC CORP.	48,019	195,281
4,500	YOKOGAWA ELECTRIC CORP.	61,249	76,770
10,100	YUASA TRADING CO. LTD.	293,394	239,092
46,900	Z HOLDINGS CORP.	163,149	203,634
		88,550,399	123,044,793	12.47%
Macau:
48,000	SANDS CHINA LTD.(c)	110,554	115,203
		110,554	115,203	0.01%
Malaysia:
503,500	FRENCKEN GROUP LTD.	337,380	611,249
274,300	RHB BANK BHD.	377,864	388,183
		715,244	999,432	0.10%
Mexico:
201,200	BANCO DEL BAJIO S.A.(e)	360,811	552,415
126,499	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(c)(f)	2,186,917	2,301,017
141,181	GRUMA S.A.B. DE C.V., CLASS B	1,614,974	1,775,587
76,900	QUALITAS CONTROLADORA S.A.B. DE C.V.	281,556	440,715
		4,444,258	5,069,734	0.51%
Netherlands:
8,559	ABN AMRO BANK N.V. - C.V.A.(e)	104,623	109,496
2,151	ADYEN N.V.(c)(e)	4,049,057	4,249,453
266,723	AEGON N.V.	664,548	1,407,624
2,925	AKZO NOBEL N.V.	135,104	251,305
606	ARGENX S.E.(c)	174,537	190,555
11,699	ASM INTERNATIONAL N.V.	3,734,623	4,240,889
16,244	ASML HOLDING N.V. (REGISTERED)	2,099,252	10,849,855
21,600	ASR NEDERLAND N.V.	788,307	1,003,647
19,979	BE SEMICONDUCTOR INDUSTRIES N.V.	1,631,107	1,700,755
30,000	EUROCOMMERCIAL PROPERTIES N.V.	712,430	820,437
3,610	EXOR N.V.	90,616	275,342
51,500	FORFARMERS N.V.	322,452	193,339
980	HEINEKEN HOLDING N.V.	24,979	76,701
3,877	HEINEKEN N.V.	151,910	369,629
526,726	ING GROEP N.V.	4,585,149	5,504,695
21,666	JUST EAT TAKEAWAY.COM N.V.(c)(e)	883,681	727,239
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	567,574
3,368	KONINKLIJKE DSM N.V.	132,647	601,927
54,361	KONINKLIJKE KPN N.V.	115,004	188,797
20,502	KONINKLIJKE PHILIPS N.V.	343,630	627,218
63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont'd):
1,681	NN GROUP N.V.	$ 87,063	84,724
117,200	ORDINA N.V.	366,521	601,436
8,117	QIAGEN N.V.(c)	119,394	398,429
3,238	RANDSTAD N.V.	99,928	194,352
23,800	SIGNIFY N.V.(e)	640,632	1,109,756
49,916	STELLANTIS N.V.	203,470	809,462
310	TOPICUS.COM, INC.(c)	15,379	23,123
71,360	UNIVERSAL MUSIC GROUP N.V.	2,019,346	1,894,437
6,193	WOLTERS KLUWER N.V.	101,075	659,242
		24,599,845	39,731,438	4.03%
New Zealand:
17,781	AUCKLAND INTERNATIONAL AIRPORT LTD.(c)	57,550	96,152
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	139,990
2,903	MERIDIAN ENERGY LTD.	9,897	10,120
		183,326	246,262	0.02%
Norway:
2,949	AKER BP ASA	36,352	109,883
9,516	DNB BANK ASA	44,485	215,446
9,616	EQUINOR ASA	174,189	360,823
65,300	EUROPRIS ASA(e)	420,002	418,577
4,722	GJENSIDIGE FORSIKRING ASA	107,989	117,144
229,300	KITRON ASA	329,744	523,630
23,955	NORSK HYDRO ASA	48,328	233,422
14,930	ORKLA ASA	112,764	132,777
191	SCHIBSTED ASA, CLASS A	4,901	4,692
57,040	STOREBRAND ASA	364,067	570,012
2,793	YARA INTERNATIONAL ASA	67,399	139,279
		1,710,220	2,825,685	0.29%
Poland:
24,000	ASSECO POLAND S.A.	487,128	459,463
37,500	CYFROWY POLSAT S.A.	259,610	245,754
		746,738	705,217	0.07%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	101,301
10,091	GALP ENERGIA SGPS S.A.	100,386	127,701
531	GREENVOLT-ENERGIAS RENOVAVEIS S.A.(c)	2,912	4,375
9,417	JERONIMO MARTINS SGPS S.A.	105,676	225,601
123,300	NAVIGATOR (THE) CO. S.A.	307,999	458,902
		565,502	917,880	0.09%
Russia:
152,020	CIAN PLC ADR(c)(d)(f)	2,339,655	-
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(d)	21,771	-
24,310	HEADHUNTER GROUP PLC ADR(d)(f)	515,030	-
257,400	RUSHYDRO PJSC ADR(b)(d)(f)	218,665	-
		3,095,121	-	0.00%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	1,048,510
44,916	CAPITALAND INTEGRATED COMMERCIAL TRUST	49,996	74,384
19,500	CAPITALAND INVESTMENT LTD.(c)	42,854	57,166
12,200	CITY DEVELOPMENTS LTD.	51,846	70,623
35,800	DBS GROUP HOLDINGS LTD.	328,169	941,194
3,000	JARDINE CYCLE & CARRIAGE LTD.	41,532	55,243
35,300	KEPPEL CORP. LTD.	110,064	166,675
5,640	KEPPEL REIT	1,183	5,060
23,000	OVERSEA-CHINESE BANKING CORP. LTD.	177,982	209,048
2,846	SEA LTD. ADR(c)(f)	363,420	340,922
16,100	SINGAPORE EXCHANGE LTD.	61,749	118,065
185,200	SINGAPORE TELECOMMUNICATIONS LTD.	321,671	359,685
114,339	TDCX, INC. ADR(c)(f)	2,041,511	1,389,219
29,600	UNITED OVERSEAS BANK LTD.	465,994	694,299
16,900	UOL GROUP LTD.	59,751	87,603
48,200	VENTURE CORP. LTD.	558,851	621,783
64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Singapore (Cont'd):
50,100	WILMAR INTERNATIONAL LTD.	$ 108,613	173,722
		5,051,155	6,413,201	0.65%
South Africa:
92,000	ADCOCK INGRAM HOLDINGS LTD.	249,383	329,138
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	657,086
42,500	BARLOWORLD LTD.	289,872	337,294
104,700	INVESTEC PLC	635,225	687,669
117,469	METAIR INVESTMENTS LTD.	184,301	240,849
68,600	OCEANA GROUP LTD.	268,470	266,749
83,378	TELKOM S.A. SOC LTD.(c)	425,343	253,903
5,284	THUNGELA RESOURCES LTD.(c)	1,910	68,157
		2,393,600	2,840,845	0.29%
South Korea:
17,700	APTC CO. LTD.	390,846	339,265
25,000	DAESANG CORP.	545,401	479,010
20,489	DB HITEK CO. LTD.	270,468	1,256,046
2,392	DL E&C CO. LTD.	210,584	259,837
1,907	DL HOLDINGS CO. LTD.	140,872	95,903
9,900	GS HOLDINGS CORP.	371,567	357,454
9,075	HUONS CO. LTD.	416,763	351,280
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	553,463
46,124	HYUNDAI GREENFOOD CO. LTD.	465,431	340,129
23,300	JW LIFE SCIENCE CORP.	391,190	280,082
18,600	KC TECH CO. LTD.	295,116	330,519
223,200	KOREA REAL ESTATE INVESTMENT & TRUST CO. LTD.	478,487	431,876
25,300	KT CORP.	539,161	743,094
64,100	LG UPLUS CORP.	723,972	738,583
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	662,274
4,775	MAEIL DAIRIES CO. LTD.	380,763	266,840
17,916	NAVER CORP.	2,387,012	5,009,730
149,306	SAMSUNG ELECTRONICS CO. LTD.	5,180,601	8,529,500
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	490,406
10,200	VIEWORKS CO. LTD.	234,573	344,975
		14,653,002	21,860,266	2.21%
Spain:
1,260	ACCIONA S.A.	78,312	240,354
2,468	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	54,701	66,341
71,614	AMADEUS IT GROUP S.A.(c)	5,135,383	4,664,651
256,570	BANCO BILBAO VIZCAYA ARGENTARIA S.A.(b)	764,978	1,467,008
385,386	BANCO SANTANDER S.A.	691,255	1,307,601
757,736	CAIXABANK S.A.	2,857,954	2,553,870
24,100	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	458,757	440,408
2,531	ENAGAS S.A.	38,143	56,242
3,516	ENDESA S.A.	76,319	76,729
128,217	FAES FARMA S.A.	535,764	518,869
3,727	FERROVIAL S.A.	59,086	98,668
62,616	FLUIDRA S.A.	2,251,761	1,796,617
3,636	GRIFOLS S.A.	52,706	65,773
62,918	IBERDROLA S.A.	352,342	684,822
2,120	INDUSTRIA DE DISENO TEXTIL S.A.	14,078	46,129
87,000	MEDIASET ESPANA COMUNICACION S.A.(c)	475,447	439,074
27,680	MIQUEL Y COSTAS & MIQUEL S.A.	387,291	382,360
16,093	NATURGY ENERGY GROUP S.A.	256,441	480,579
93,900	PROSEGUR CIA DE SEGURIDAD S.A.	216,845	204,085
26,230	RED ELECTRICA CORP. S.A.	359,845	538,701
50,694	REPSOL S.A.	476,727	666,579
2,773	SIEMENS GAMESA RENEWABLE ENERGY S.A.(c)	40,458	48,680
		15,634,593	16,844,140	1.71%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	598,590
62,212	ATLAS COPCO AB, CLASS A	1,446,882	3,228,709
3,980	ATLAS COPCO AB, CLASS B	22,691	180,494
44,506	AVANZA BANK HOLDING AB	589,664	1,135,474
34,700	BILIA AB, CLASS A	639,435	494,292
35,047	BOLIDEN AB	875,988	1,777,262
248,279	CARY GROUP AB(c)	2,119,012	2,108,215
65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
195,400	CLOETTA AB, CLASS B	$ 556,844	533,103
212,593	DOMETIC GROUP AB(e)	3,368,705	1,828,706
7,501	ELECTROLUX AB, CLASS B	79,015	113,493
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B(c)	16,773	46,030
14,982	EPIROC AB, CLASS A	125,453	320,595
7,531	EPIROC AB, CLASS B	69,049	135,561
3,045	EQT AB	111,598	119,244
8,600	ESSITY AB, CLASS B	62,137	202,629
44,494	EVOLUTION AB(e)	6,272,259	4,540,819
4,238	H & M HENNES & MAURITZ AB, CLASS B	83,013	56,597
110,376	HEMNET GROUP AB(c)	1,745,384	1,662,622
25,557	HEXAGON AB, CLASS B	56,077	358,557
80,300	HUMANA AB(c)	413,356	513,505
38,321	HUSQVARNA AB, CLASS B	174,072	399,419
2,507	INDUSTRIVARDEN AB, CLASS A	77,919	71,252
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	230,782
44,840	INVESTOR AB, CLASS B	160,645	973,746
49,100	INWIDO AB	276,126	775,624
55,400	KINDRED GROUP PLC SDR	287,801	604,519
3,000	KINNEVIK AB, CLASS B(c)	51,225	78,077
7,801	KNOW IT AB	144,666	258,234
14,800	LOOMIS AB	372,004	404,661
29,428	LUNDIN ENERGY AB	485,724	1,247,586
44,500	MEKONOMEN AB(c)	323,086	522,731
77,913	NOBIA AB	452,973	341,952
126,799	NORDNET AB PUBL	1,598,768	2,278,255
77,000	RESURS HOLDING AB(e)	417,550	225,841
22,617	SANDVIK AB	325,999	480,168
43,520	SDIPTECH AB, CLASS B(c)	1,269,119	1,669,265
83,030	SECTRA AB, CLASS B(c)	729,317	1,268,450
14,236	SECURITAS AB, CLASS B	116,133	160,395
63,171	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	322,937	684,019
3,217	SKANSKA AB, CLASS B	36,642	71,969
7,700	SOLID FORSAKRING AB(c)	32,293	39,793
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	166,984
13,818	SVENSKA HANDELSBANKEN AB, CLASS A	75,213	127,169
40,373	SWEDBANK AB, CLASS A	450,232	602,520
199,009	SWEDENCARE AB	2,223,463	2,524,419
59,340	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	307,816	542,960
52,844	TELIA CO. AB	210,796	211,620
35,506	TETHYS OIL AB	259,465	295,131
18,500	TRELLEBORG AB, CLASS B	265,238	427,674
34,206	VITEC SOFTWARE GROUP AB, CLASS B	579,238	1,761,577
3,867	VOLVO AB, CLASS A	87,834	73,915
27,608	VOLVO AB, CLASS B	205,919	514,931
		31,164,877	39,990,135	4.05%
Switzerland:
259,944	ABB LTD. (REGISTERED)	5,235,977	8,410,111
2,704	ADECCO GROUP A.G. (REGISTERED)	83,172	122,385
79,416	ALCON, INC.	4,391,576	6,273,317
3,719	BACHEM HOLDING A.G., CLASS B (REGISTERED)	1,990,395	2,040,803
673	BALOISE HOLDING A.G. (REGISTERED)	55,292	119,925
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	403,200
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	362,382
39,326	CIE FINANCIERE RICHEMONT S.A., CLASS A (REGISTERED)	2,893,364	4,988,444
349,391	CREDIT SUISSE GROUP A.G. (REGISTERED)	3,724,339	2,756,734
1,842	DUFRY A.G. (REGISTERED)(c)	46,550	77,227
54,800	EFG INTERNATIONAL A.G.(c)	442,650	422,740
73	EMS-CHEMIE HOLDING A.G. (REGISTERED)	70,272	70,622
29,036	GARMIN LTD.	3,173,533	3,443,960
990	GEBERIT A.G. (REGISTERED)	85,632	609,453
140	GIVAUDAN S.A. (REGISTERED)	76,496	576,302
74,162	GLENCORE PLC(c)	328,154	481,962
215,955	GLOBAL BLUE GROUP HOLDING A.G.(b)(c)	2,233,343	1,187,752
66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont'd):
6,900	HELVETIA HOLDING A.G. (REGISTERED)	$ 678,020	898,247
107,595	HOLCIM LTD.(c)	5,431,362	5,252,960
1,807	IDORSIA LTD.(c)	18,603	35,985
18,059	JULIUS BAER GROUP LTD.	558,057	1,047,544
8,514	LONZA GROUP A.G. (REGISTERED)	4,542,286	6,168,251
84,408	MEDMIX A.G.(c)(e)	3,692,315	2,936,324
98,002	NESTLE S.A. (REGISTERED)	4,717,669	12,722,699
138,561	NOVARTIS A.G. (REGISTERED)	9,637,650	12,152,002
32,033	POLYPEPTIDE GROUP A.G.(c)(e)	2,768,692	2,526,796
11,952	ROCHE HOLDING A.G.	1,552,784	4,726,721
1,378	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,140	293,794
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	124,886
120	SGS S.A. (REGISTERED)	129,434	333,434
2,326	SIEGFRIED HOLDING A.G. (REGISTERED)(c)	2,242,871	1,914,582
22,561	SIKA A.G. (REGISTERED)	2,872,301	7,432,874
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	545,568
32,211	STMICROELECTRONICS N.V.	517,002	1,399,285
56	STRAUMANN HOLDING A.G. (REGISTERED)	86,383	89,608
635	SULZER A.G. (REGISTERED)	20,376	52,540
763	SWISS LIFE HOLDING A.G. (REGISTERED)	111,390	487,013
985	SWISS RE A.G.	91,246	93,731
194	SWISSCOM A.G. (REGISTERED)	49,415	116,475
284,192	UBS GROUP A.G. (REGISTERED)	3,742,777	5,552,260
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	795,672
5,000	VETROPACK HOLDING A.G. (REGISTERED)	256,087	233,419
938	VIFOR PHARMA A.G.(c)	126,146	167,237
8,800	VONTOBEL HOLDING A.G. (REGISTERED)	640,427	739,582
50,343	WIZZ AIR HOLDINGS PLC(c)(e)	1,952,941	1,892,380
7,800	ZEHNDER GROUP A.G. (REGISTERED)	303,280	674,306
4,209	ZURICH INSURANCE GROUP A.G.	808,513	2,075,157
		73,498,370	105,828,651	10.72%
Taiwan:
305,000	ASIA CEMENT CORP.	434,632	516,876
15,000	ASPEED TECHNOLOGY, INC.	971,103	1,691,817
50,000	BIOTEQUE CORP.	216,137	189,046
125,000	CHC HEALTHCARE GROUP	178,135	205,320
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	349,717
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	745,044
388,000	CORETRONIC CORP.	769,157	945,978
145,000	JARLLYTEC CO. LTD.	327,630	369,662
383,000	KINDOM DEVELOPMENT CO. LTD.	503,834	481,516
334,000	POU CHEN CORP.	370,948	366,482
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	323,988
220,000	SIGURD MICROELECTRONICS CORP.	403,537	455,395
185,000	SINBON ELECTRONICS CO. LTD.	1,662,995	1,670,442
1,260,000	SINOPAC FINANCIAL HOLDINGS CO. LTD.	492,562	806,288
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	617,030
31,396	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(f)	481,904	3,273,347
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	485,298
176,000	UNIVERSAL VISION BIOTECHNOLOGY CO. LTD.	1,515,867	1,708,442
644,000	WISTRON CORP.	522,109	667,728
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	335,826
		10,958,835	16,205,242	1.64%
Thailand:
500,300	POLYPLEX THAILAND PCL (REGISTERED)	376,789	371,652
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	178,038
991,900	SUPALAI PCL (REGISTERED)	688,917	647,345
301,200	THAI VEGETABLE OIL PCL (REGISTERED)	265,122	283,083
		1,564,486	1,480,118	0.15%
Turkey:
104,100	BIM BIRLESIK MAGAZALAR A.S.	669,519	600,165
53,800	COCA-COLA ICECEK A.S.	315,265	429,477
67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Turkey (Cont'd):
270,800	TURKCELL ILETISIM HIZMETLERI A.S.	$ 605,645	415,750
		1,590,429	1,445,392	0.15%
United Kingdom:
26,524	3I GROUP PLC	99,606	479,791
3,206	ADMIRAL GROUP PLC	44,520	107,398
540,200	AIRTEL AFRICA PLC(e)	753,867	982,437
52,849	ANGLO AMERICAN PLC	409,100	2,725,766
100,347	ASSOCIATED BRITISH FOODS PLC	2,547,572	2,179,277
26,375	ASTRAZENECA PLC	983,695	3,497,621
13,643	AUTO TRADER GROUP PLC(e)	65,400	112,939
78,363	AVIVA PLC	310,781	462,571
73,500	BABCOCK INTERNATIONAL GROUP PLC(c)	428,761	312,076
19,513	BAE SYSTEMS PLC	93,862	183,939
113,471	BAKKAVOR GROUP PLC(e)(g)	166,389	167,346
707,578	BALTIC CLASSIFIEDS GROUP PLC(c)	1,852,867	1,278,098
256,129	BARCLAYS PLC	632,243	497,559
14,400	BELLWAY PLC	632,327	457,558
41,646	BERKELEY GROUP HOLDINGS PLC(c)	2,521,300	2,027,079
186,163	BP PLC	678,607	909,785
29,711	BRITISH AMERICAN TOBACCO PLC	844,969	1,242,704
93,984	BRITISH LAND (THE) CO. PLC	402,942	650,972
128,281	BT GROUP PLC	255,877	305,746
6,704	BUNZL PLC	96,487	260,653
8,594	BURBERRY GROUP PLC	50,555	187,668
53,800	CARETECH HOLDINGS PLC	347,241	488,594
177,613	CNH INDUSTRIAL N.V.	1,600,185	2,812,339
434,635	COMPASS GROUP PLC	5,165,168	9,366,850
2,457	CRODA INTERNATIONAL PLC	92,898	252,511
41,565	DIAGEO PLC	506,960	2,100,829
60,792	DIPLOMA PLC	2,240,467	2,090,575
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	639,893
108,100	DRAX GROUP PLC	316,682	1,112,775
21,653	ENDAVA PLC ADR(c)(f)	2,865,951	2,880,499
8,963	ENTAIN PLC(c)	96,395	192,243
29,055	FERGUSON PLC	3,841,116	3,943,926
175,826	GLAXOSMITHKLINE PLC	3,211,953	3,791,502
406,344	HSBC HOLDINGS PLC	2,105,773	2,784,290
78,960	INCHCAPE PLC	585,822	689,275
21,041	INFORMA PLC(c)	99,674	165,135
2,757	INTERCONTINENTAL HOTELS GROUP PLC	160,545	186,696
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI(c)	60,221	59,827
423,658	J SAINSBURY PLC	1,107,817	1,402,849
35,682	JD SPORTS FASHION PLC	69,491	69,098
2,128	JOHNSON MATTHEY PLC	33,879	52,144
234,700	JUPITER FUND MANAGEMENT PLC	895,723	634,749
323,974	KINGFISHER PLC	863,159	1,081,216
58,758	LAND SECURITIES GROUP PLC	385,246	603,213
73,917	LIBERTY GLOBAL PLC, CLASS A(c)	2,120,616	1,885,623
57,550	LIBERTY GLOBAL PLC, CLASS C(c)	1,685,769	1,491,120
6,864,200	LLOYDS BANKING GROUP PLC	4,638,278	4,202,252
6,590	LONDON STOCK EXCHANGE GROUP PLC	119,847	688,495
52,086	M&G PLC	137,952	150,870
370,300	MAN GROUP PLC	651,704	1,128,703
300,659	MARSTON'S PLC(c)	477,602	320,229
7,217	MEGGITT PLC(c)	16,687	71,982
134,094	MELROSE INDUSTRIES PLC	244,840	217,058
83,900	MICRO FOCUS INTERNATIONAL PLC	515,126	444,711
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	589,140
47,031	NATIONAL GRID PLC	435,356	722,382
320,113	NATWEST GROUP PLC	420,567	900,740
6,959	NEXT PLC	416,496	548,756
123,700	OSB GROUP PLC	637,568	912,206
9,509	PEARSON PLC	75,214	92,902
4,583	PHOENIX GROUP HOLDINGS PLC	39,815	36,745
22,665	RECKITT BENCKISER GROUP PLC	1,297,136	1,732,445
151,700	REDDE NORTHGATE PLC	615,982	857,322
68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
57,235	REDROW PLC	$ 447,916	391,087
384,600	REGIONAL REI.T LTD.(e)	487,088	441,693
32,340	RELX PLC	343,047	1,006,787
267,273	RELX PLC (LONDON EXCHANGE)	4,479,469	8,325,064
23,058	RENTOKIL INITIAL PLC	117,249	158,815
38,892	RIO TINTO PLC	1,187,028	3,085,145
80,405	ROLLS-ROYCE HOLDINGS PLC(c)	100,478	105,716
77,712	ROYAL MAIL PLC	220,280	332,839
20,657	SAGE GROUP (THE) PLC	74,323	189,432
19,952	SEGRO PLC	126,264	351,476
13,084	SEVERN TRENT PLC	276,407	528,123
197,347	SHELL PLC	3,152,161	5,415,945
26,103	SMITH & NEPHEW PLC	251,030	416,071
3,071	SMITHS GROUP PLC	37,103	58,213
414,000	SPEEDY HIRE PLC	294,411	292,895
82,413	STHREE PLC	315,585	444,960
105,400	SYNTHOMER PLC	588,592	421,793
77,600	TATE & LYLE PLC	713,986	745,444
96,229	TESCO PLC	282,848	347,901
148,000	TP ICAP GROUP PLC	641,118	287,791
126,800	TYMAN PLC	343,290	525,602
24,427	UNILEVER PLC	528,791	1,105,804
8,137	UNITED UTILITIES GROUP PLC	56,989	119,935
2,809	WHITBREAD PLC(c)	69,922	104,531
20,258	WILLIS TOWERS WATSON PLC	4,665,100	4,785,345
83,579	WINCANTON PLC	416,298	422,886
64,102	WPP PLC	434,931	838,854
		76,804,833	104,673,839	10.61%
United States:
20,004	AON PLC, CLASS A	4,522,870	6,513,903
194,715	ARCH CAPITAL GROUP LTD.(c)	3,937,733	9,428,100
8,667	BAUSCH HEALTH COS., INC.(c)	207,549	198,000
4,643	BROOKFIELD RENEWABLE CORP., CLASS A	161,500	202,782
248,400	DIVERSIFIED ENERGY CO. PLC	347,000	385,681
9,084	EPAM SYSTEMS, INC.(c)	4,067,250	2,694,405
3,869	METTLER-TOLEDO INTERNATIONAL, INC.(c)	2,372,067	5,312,872
3,157	NEWMONT CORP.	101,845	250,838
29,099	RESMED, INC.	3,220,924	7,056,799
71,892	SENSATA TECHNOLOGIES HOLDING PLC(c)	4,002,993	3,655,708
21,443	STERIS PLC	3,475,877	5,184,274
14,844	TENARIS S.A. ADR(f)	304,942	446,359
777	WHITE MOUNTAINS INSURANCE GROUP LTD.	818,773	882,858
		27,541,323	42,212,579	4.28%
Vietnam:
459,000	FPT CORP.	1,936,656	2,147,385
		1,936,656	2,147,385	0.22%
	Sub-total Common Stocks:	695,142,225	950,327,285	96.29%
Preferred Stocks:
Brazil:
263,400	CIA DE SANEAMENTO DO PARANA, 0.29%(h)	350,151	226,828
		350,151	226,828	0.02%
Chile:
223,300	EMBOTELLADORA ANDINA S.A., CLASS B, 5.07%(h)	477,638	495,813
		477,638	495,813	0.05%
Germany:
1,739	BAYERISCHE MOTOREN WERKE A.G., 8.11%(h)	59,403	134,755
3,800	DRAEGERWERK A.G. & CO. KGAA, 0.37%(h)	311,648	210,289
8,797	JUNGHEINRICH A.G., 2.62%(h)	218,510	256,567
441	SARTORIUS A.G., 0.31%(h)	118,147	195,852
2,800	STO S.E. & CO. KGAA, 0.14%(h)	304,841	639,502
69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
3,406	VOLKSWAGEN A.G., 4.72%(h)	$ 710,300	588,953
		1,722,849	2,025,918	0.21%
South Korea:
72,295	SAMSUNG ELECTRONICS CO. LTD., 2.31%(h)	3,016,399	3,739,374
		3,016,399	3,739,374	0.38%
	Sub-total Preferred Stocks:	5,567,037	6,487,933	0.66%
Warrants:
United States:
1	CENOVUS ENERGY, INC.(c)	4	11
		4	11	0.00%
	Sub-total Warrants:	4	11	0.00%
Participatory Notes:
United Kingdom:
140,829	RYANAIR HOLDINGS PLC, ISSUED BY HSBC BANK PLC, EXPIRES 10/31/22(c)	2,533,936	2,113,797
		2,533,936	2,113,797	0.21%
	Sub-total Participatory Notes:	2,533,936	2,113,797	0.21%
Short-Term Investments:
26,748,040	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(i)	26,748,040	26,748,040
20,082,785	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.17%(j)	20,082,785	20,082,785
	Sub-total Short-Term Investments:	46,830,825	46,830,825	4.75%
	Grand total	$ 750,074,027	1,005,759,851	101.91%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Security is either wholly or partially on loan.
(c)	Non-income producing assets.
(d)	Security has been deemed worthless and is a Level 3 investment.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 1.83% of net assets as of March 31, 2022.
(g)	Restricted security that has been deemed illiquid. At March 31, 2022, the value of these restricted illiquid securities amounted to $167,346 or 0.02% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION DATE	ACQUISITION COST
Bakkavor Group PLC, 0.07%,	9/18/2019	$ 166,389

(h)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $18,467,837 with net purchases of $1,614,948 during the three months ended March 31, 2022.
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CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
At March 31, 2022, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	4.64%
Consumer Discretionary	12.44
Consumer Staples	8.83
Energy	3.06
Financials	14.67
Health Care	13.76
Industrials	15.96
Information Technology	16.37
Materials	6.64
Real Estate	2.05
Utilities	1.58
100.00%
At March 31, 2022, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	21.46%
United States Dollar	14.03
Japanese Yen	12.83
British Pound	10.52
Swiss Franc	10.16
Canadian Dollar	5.99
Other currencies	25.01
100.00%
At March 31, 2022, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:
		Contract Amount
Counterparty	Contract Settlement Date	Deliver		Receive		Unrealized Appreciation (Depreciation)
Northern Trust	04/21/2022	JPY	80,663,844	USD	700,262	$ 37,397
Northern Trust	04/21/2022	JPY	235,364,679	USD	2,064,711	130,576
						$167,973
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Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2022.
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ 3,517,145	$ 37,463,150	$ —*	$ 40,980,295
Brazil	11,871,163	—	—	11,871,163
Canada	81,178,718	10,371	—	81,189,089
Chile	733,993	—	—	733,993
Egypt	212,409	—	—	212,409
Finland	2,505,190	7,919,918	—	10,425,108
France	969,000	66,587,233	—	67,556,233
India	2,031,499	20,284,816	—	22,316,315
Ireland	12,103,652	11,561,314	—	23,664,966
Israel	3,154,125	5,967,359	—	9,121,484
Italy	5,178,536	18,910,681	—	24,089,217
Mexico	5,069,734	—	—	5,069,734
Netherlands	10,872,978	28,858,460	—	39,731,438
Singapore	1,730,141	4,683,060	—	6,413,201
Switzerland	4,798,949	101,029,702	—	105,828,651
Taiwan	3,273,347	12,931,895	—	16,205,242
United Kingdom	11,042,587	93,631,252	—	104,673,839
United States	41,826,898	385,681	—	42,212,579
All other countries	—	338,032,329	—	338,032,329
Participatory Notes	—	2,113,797	—	2,113,797
Preferred Stocks	722,641	5,765,292	—	6,487,933
Warrants	11	—	—	11
Short-Term Investments	46,830,825	—	—	46,830,825
Total	$ 249,623,541	$ 756,136,310	$ —	$ 1,005,759,851

* Security has been deemed worthless and is a Level 3 investment.
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CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
For the Clearwater International Fund, the investment value is comprised of equity securities, warrants, participatory notes and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations for which significant unobservable inputs were used at March 31, 2022.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$ —	$ 167,973	$ —	$ 167,973
The forward foreign currency exchange contracts outstanding at March 31, 2022 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.
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CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2022 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
74	(Continued)